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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-7

                               Semi-Annual Report
                                       to
                                 Contract Owners
                                  June 30, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO-2929-6/04

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide Variable Account-7.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                August 16, 2004

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-7. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-494-1132 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwannuities.com/fidelity for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 64. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 10 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 49, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT-7

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         1,434,255 shares (cost $12,944,916) ..................................................   $16,006,288
      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         144,077 shares (cost $2,630,424) .....................................................     3,107,736
      AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
         13,783 shares (cost $158,485) ........................................................       184,697
      AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
         13,933 shares (cost $178,830) ........................................................       185,445
      AIM VIF - International Growth Fund - Series II Shares (AIMIntGr2)
         94,269 shares (cost $1,419,244) ......................................................     1,596,909
      AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore)
         57,919 shares (cost $636,080) ........................................................       755,268
      AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         24,646 shares (cost $464,549) ........................................................       504,504
      AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         99,834 shares (cost $1,710,059) ......................................................     2,030,628
      Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         429,887 shares (cost $8,216,605) .....................................................     9,509,100
      Alliance VPSF - AllianceBernstein International Value Portfolio - Class B (AlIntlValB)
         449,757 shares (cost $5,640,082) .....................................................     6,229,128
      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         787,279 shares (cost $9,039,686) .....................................................    11,903,653
      Alliance VPSF - AllianceBerntsein Premier Growth Portfolio - Class B (AlPremGrB)
         139,402 shares (cost $2,708,601) .....................................................     3,072,430
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         63,017 shares (cost $758,861) ........................................................       904,917
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         17,261 shares (cost $402,884) ........................................................       421,871
      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         62,510 shares (cost $1,602,934) ......................................................     1,823,424
      Dreyfus Stock Index Fund, Inc. - Service Shares (DryStklxS)
         142,816 shares (cost $4,014,315) .....................................................     4,161,662
      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         129,620 shares (cost $2,207,313) .....................................................     2,502,966
      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         471,683 shares (cost $2,295,660) .....................................................     2,603,692
      Federated IS - Growth Strategies Fund II (FedGrStrat)
         33,119 shares (cost $545,738) ........................................................       633,243
      Federated IS - High Income Bond Fund II-Service Shares (FedHiIncS)
         1,656,240 shares (cost $12,204,430) ..................................................    12,537,735
      Federated IS - International Equity Fund II (FedIntEq)
         16,061 shares (cost $175,881) ........................................................       191,125
      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         279,631 shares (cost $3,260,928) .....................................................     3,148,640

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         1,424,994 shares (cost $16,659,279) ..................................................   $16,016,936
      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         2,087,067 shares (cost $47,792,143) ..................................................    49,129,553
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         1,613,760 shares (cost $36,806,588) ..................................................    37,874,955
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         2,087,182 shares (cost $43,660,115) ..................................................    48,652,213
      Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
         1,670,207 shares (cost $76,494,506) ..................................................    52,477,906
      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         1,560,362 shares (cost $71,780,099) ..................................................    48,854,943
      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         1,217,345 shares (cost $34,144,713) ..................................................    37,859,435
      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         6,303,735 shares (cost $36,902,002) ..................................................    40,533,019
      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         3,491,106 shares (cost $25,745,065) ..................................................    22,343,079
      Fidelity(R) VIP - High Income Portfolio - Service Class 2 (FidVIPHI2)
         3,266,209 shares (cost $20,275,859) ..................................................    20,740,428
      Fidelity(R) VIP - Money Market Portfolio - Initial Class (FidVIPMMkt)
         43,321,771 shares (cost $43,321,771) .................................................    43,321,771
      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         2,035,851 shares (cost $36,958,094) ..................................................    31,698,205
      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         816,664 shares (cost $11,541,114) ....................................................    12,674,627
      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
         637,486 shares (cost $8,656,865) .....................................................     9,868,289
      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         55,294 shares (cost $844,748) ........................................................       851,520
      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         30,869 shares (cost $467,570) ........................................................       478,470
      Fidelity(R) VIP - Value Portfolio - Service Class (FidVIPVal)
         66,561 shares (cost $614,514) ........................................................       723,523
      Fidelity(R) VIP - Value Portfolio - Service Class 2 (FidVIPVal2)
         143,249 shares (cost $1,321,076) .....................................................     1,549,956
      Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         683,107 shares (cost $10,015,188) ....................................................     9,741,105
      Fidelity(R) VIP II - Asset Manager Portfolio - Service Class (FidVIPAMS)
         554,904 shares (cost $8,748,484) .....................................................     7,862,987
      Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2 (FidVIPAM2)
         356,488 shares (cost $5,043,927) .....................................................     5,019,349
      Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial Class (FidVIPAMGr)
         508,042 shares (cost $7,185,602) .....................................................     6,213,348
      Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class (FidVIPAMGrS)
         376,048 shares (cost $5,422,409) .....................................................     4,568,979
      Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class 2 (FidVIPAMGrS2)
         274,970 shares (cost $3,437,901) .....................................................     3,324,389
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
         2,805,969 shares (cost $69,670,902) ..................................................    68,774,291
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         1,971,905 shares (cost $48,099,761) ..................................................    48,193,369

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         1,952,012 shares (cost $39,851,857) ..................................................   $47,414,361
      Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FidVIPI500)
         754,261 shares (cost $106,739,566) ...................................................    97,043,245
      Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class (FidVIPIGBd)
         5,838,622 shares (cost $76,702,543) ..................................................    74,092,116
      Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class (FidVIPAgGrS)
         23,790 shares (cost $174,423) ........................................................       202,455
      Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2 (FidVIPAgGr2)
         383,264 shares (cost $2,705,850) .....................................................     3,215,586
      Fidelity(R) VIP III - Balanced Portfolio - Initial Class (FidVIPBal)
         3,793,983 shares (cost $54,421,556) ..................................................    51,598,162
      Fidelity(R) VIP III - Balanced Portfolio - Service Class (FidVIPBalS)
         1,309,739 shares (cost $18,409,661) ..................................................    17,733,866
      Fidelity(R) VIP III - Balanced Portfolio - Service Class 2 (FidVIPBal2)
         744,410 shares (cost $9,951,762) .....................................................    10,042,096
      Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class (FidVIPDyCapS)
         80,065 shares (cost $512,252) ........................................................       564,462
      Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class 2 (FidVIPDyCap2)
         548,533 shares (cost $3,343,275) .....................................................     3,845,214
      Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class (FidVIPGrIn)
         2,182,976 shares (cost $32,720,683) ..................................................    28,684,303
      Fidelity(R) VIP III - Growth & Income Portfolio - Service Class (FidVIPGrInS)
         2,640,112 shares (cost $40,582,291) ..................................................    34,479,862
      Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2 (FidVIPGrIn2)
         1,446,774 shares (cost $18,302,547) ..................................................    18,750,194
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         8,653,887 shares (cost $173,124,655) .................................................   131,625,622
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         2,482,281 shares (cost $53,393,079) ..................................................    37,730,666
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2 (FidVIPGrOp2)
         488,846 shares (cost $7,836,372) .....................................................     7,396,237
      Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class (FidVIPMCap)
         141,254 shares (cost $2,758,297) .....................................................     3,623,167
      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
         845,738 shares (cost $16,558,795) ....................................................    21,633,983
      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         1,980,370 shares (cost $38,972,280) ..................................................    50,360,797
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         30,274 shares (cost $320,530) ........................................................       395,071
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         633,373 shares (cost $7,909,887) .....................................................     8,303,524
      Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 1 (FrVIPRisDiv)
         123,757 shares (cost $1,874,781) .....................................................     2,066,746
      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1 (FrVIPForSec)
         36,768 shares (cost $439,361) ........................................................       468,791
      Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         5,861 shares (cost $81,992) ..........................................................        81,816
      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         52,643 shares (cost $739,974) ........................................................       820,185
      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II (GVITDMidCap2)
         455,480 shares (cost $5,934,145) .....................................................     7,078,156
      Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
         207,670 shares (cost $2,128,717) .....................................................     1,997,781
      Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6)
         10,487 shares (cost $98,031) .........................................................       101,198

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         2,589,788 shares (cost $31,644,847) ..................................................   $29,704,864
      Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         1,579,440 shares (cost $15,251,169) ..................................................    16,994,778
      Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         3,583,635 shares (cost $36,049,350) ..................................................    36,803,927
      Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         12,173,443 shares (cost $116,698,618) ................................................   130,012,371
      Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         4,896,547 shares (cost $46,073,561) ..................................................    52,980,642
      Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         4,724,346 shares (cost $46,367,089) ..................................................    49,605,637
      Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
         12,038 shares (cost $165,027) ........................................................       168,289
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         25,427,654 shares (cost $25,427,654) .................................................    25,427,654
      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         284,481 shares (cost $3,378,828) .....................................................     3,794,982
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         46,598 shares (cost $508,925) ........................................................       568,024
      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         600,308 shares (cost $6,113,567) .....................................................     7,287,741
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         30,996 shares (cost $606,232) ........................................................       719,419
      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         261,561 shares (cost $5,153,843) .....................................................     6,039,435
      Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)
         24,414 shares (cost $308,072) ........................................................       324,457
      MFS(R) VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
         596,717 shares (cost $4,645,299) .....................................................     5,239,177
      MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         1,196,629 shares (cost $6,864,570) ...................................................     7,933,652
      MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
         334,052 shares (cost $3,940,309) .....................................................     4,656,690
      MFS(R) VIT - Value Series - Service Class (MFSValS)
         578,485 shares (cost $5,402,541) .....................................................     6,282,347
      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         486,787 shares (cost $14,840,403) ....................................................    17,144,633
      Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)
         4,214 shares (cost $105,636) .........................................................       108,350
      Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4)
         73,416 shares (cost $1,822,426) ......................................................     1,871,382
      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         29,022 shares (cost $652,719) ........................................................       742,684
      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         427,504 shares (cost $9,259,988) .....................................................    10,888,528
      Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)
         218,058 shares (cost $1,749,600) .....................................................     1,790,252
      Oppenheimer Main Street Fund(R)/VA - Service Class (OppMSFundS)
         853,029 shares (cost $14,284,149) ....................................................    16,574,357
      Oppenheimer Main Street Small Cap Fund(R)/VA - Initial Class (OppMSSmCap)
         49,675 shares (cost $590,266) ........................................................       703,902

      Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         3,436,214 shares (cost $16,596,428) ..................................................   $   16,768,724
      Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGro)
         34,550 shares (cost $835,214) ........................................................          908,657
      Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
         25,541 shares (cost $546,231) ........................................................          606,354
      Putnam VT International Equity Fund - IB Shares (PVTIntEq)
         41,441 shares (cost $511,437) ........................................................          530,854
      Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)
         18,338 shares (cost $243,335) ........................................................          368,414
      STI Classic Variable Trust - Capital Appreciation Fund (STICVTCapAp)
         18,714 shares (cost $286,611) ........................................................          297,548
      STI Classic Variable Trust - Growth & Income Fund (STICVTGrInc)
         10,366 shares (cost $98,726) .........................................................          109,359
      STI Classic Variable Trust - International Equity Fund (STICVTInt)
         2,185 shares (cost $20,220) ..........................................................           21,307
      STI Classic Variable Trust - Investment Grade Bond Fund (STICVTIntGrBd)
         643 shares (cost $6,559) .............................................................            6,451
      STI Classic Variable Trust - Mid-Cap Equity Fund (STICVTMidCap)
         16,406 shares (cost $166,929) ........................................................          173,242
      STI Classic Variable Trust - Small Cap Value Equity Fund (STICVTSmCapVal)
         2,682 shares (cost $40,284) ..........................................................           43,349
      STI Classic Variable Trust - Value Income Stock Fund (STICVTValInc)
         21,466 shares (cost $266,428) ........................................................          283,560
      Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,435,208 shares (cost $14,625,724) ..................................................       17,552,598
      Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         250,565 shares (cost $5,354,548) .....................................................        6,201,472
      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         78,810 shares (cost $910,711) ........................................................          914,200
      Van Kampen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)
         115,953 shares (cost $1,877,636) .....................................................        1,929,455
      VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2)
         249,067 shares (cost $2,319,702) .....................................................        2,525,541
      VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2)
         260,784 shares (cost $2,390,804) .....................................................        2,699,110
      VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)
         2,920,086 shares (cost $29,035,953) ..................................................       31,157,312
                                                                                                  --------------
            Total investments .................................................................    1,892,177,049
   Accounts receivable ........................................................................          331,515
                                                                                                  --------------
            Total assets ......................................................................    1,892,508,564
Accounts payable ..............................................................................               --
                                                                                                  --------------
Contract owners' equity (note 4) ..............................................................   $1,892,508,564
                                                                                                  ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                         Total       AIMBValue2   AIMCapAp2   AIMCapDev
                                                     -------------   ----------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................   $  26,173,398          --          --         --
   Mortality and expense risk charges (note 2) ...     (11,971,425)    (98,984)    (22,063)      (883)
                                                     -------------    --------    --------     ------
      Net investment income (loss) ...............      14,201,973     (98,984)    (22,063)      (883)
                                                     -------------    --------    --------     ------

   Proceeds from mutual fund shares sold .........     205,887,639     590,721     418,943      2,966
   Cost of mutual fund shares sold ...............    (220,155,855)   (437,873)   (332,041)    (2,128)
                                                     -------------    --------    --------     ------
      Realized gain (loss) on investments ........     (14,268,216)    152,848      86,902        838
   Change in unrealized gain (loss)
      on investments .............................      24,384,756     602,007     (40,351)     5,798
                                                     -------------    --------    --------     ------
      Net gain (loss) on investments .............      10,116,540     754,855      46,551      6,636
                                                     -------------    --------    --------     ------
   Reinvested capital gains ......................       5,620,475          --          --         --
                                                     -------------    --------    --------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  29,938,988     655,871      24,488      5,753
                                                     =============    ========    ========     ======

                                                     AIMCapDev2   AIMIntGr2   AIMMidCore   AIMPreEq
                                                     ----------   ---------   ----------   --------
Investment activity:
   Reinvested dividends ..........................        --            --          --          --
   Mortality and expense risk charges (note 2) ...      (183)       (9,897)     (3,421)     (2,418)
                                                       -----      --------     -------      ------
      Net investment income (loss) ...............      (183)       (9,897)     (3,421)     (2,418)
                                                       -----      --------     -------      ------

   Proceeds from mutual fund shares sold .........       196       239,803      32,877       8,057
   Cost of mutual fund shares sold ...............      (190)     (195,361)    (24,000)     (6,493)
                                                       -----      --------     -------      ------
      Realized gain (loss) on investments ........         6        44,442       8,877       1,564
   Change in unrealized gain (loss)
      on investments .............................     6,615        51,704      40,007       2,102
                                                       -----      --------     -------      ------
      Net gain (loss) on investments .............     6,621        96,146      48,884       3,666
                                                       -----      --------     -------      ------
   Reinvested capital gains ......................        --            --          --          --
                                                       -----      --------     -------      ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     6,438        86,249      45,463       1,248
                                                       =====      ========     =======      ======


                                                     AIMPreEq2   AlGrIncB   AlIntlValB   AISmCapValB
                                                     ---------   --------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $     --      67,988       28,522       9,158
   Mortality and expense risk charges (note 2) ...    (13,156)    (57,536)     (42,077)    (72,947)
                                                     --------    --------   ----------    --------
      Net investment income (loss) ...............    (13,156)     10,452      (13,555)    (63,789)
                                                     --------    --------   ----------    --------

   Proceeds from mutual fund shares sold .........     43,927     388,364    1,392,413     854,841
   Cost of mutual fund shares sold ...............    (36,103)   (281,011)  (1,168,716)   (594,025)
                                                     --------    --------   ----------    --------
      Realized gain (loss) on investments ........      7,824     107,353      223,697     260,816
   Change in unrealized gain (loss)
      on investments .............................     11,768      65,333      (16,302)    249,152
                                                     --------    --------   ----------    --------
      Net gain (loss) on investments .............     19,592     172,686      207,395     509,968
                                                     --------    --------   ----------    --------
   Reinvested capital gains ......................         --          --       14,261     274,737
                                                     --------    --------   ----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  6,436     183,138      208,101     720,916
                                                     ========    ========   ==========    ========

                                                     AlPremGrB   DrySmCapIxS   DrySRGro   DryStkIx
                                                     ---------   -----------   --------   --------
Investment activity:
   Reinvested dividends ..........................         --           --          24     11,786
   Mortality and expense risk charges (note 2) ...    (18,902)      (3,972)     (2,304)    (9,184)
                                                     --------      -------     -------    -------
      Net investment income (loss) ...............    (18,902)      (3,972)     (2,280)     2,602
                                                     --------      -------     -------    -------

   Proceeds from mutual fund shares sold .........    153,156       37,802     101,954     17,022
   Cost of mutual fund shares sold ...............   (122,745)     (26,426)    (83,125)   (13,468)
                                                     --------      -------     -------    -------
      Realized gain (loss) on investments ........     30,411       11,376      18,829      3,554
   Change in unrealized gain (loss)
      on investments .............................     68,626       54,695     (12,926)    35,024
                                                     --------      -------     -------    -------
      Net gain (loss) on investments .............     99,037       66,071       5,903     38,578
                                                     --------      -------     -------    -------
   Reinvested capital gains ......................         --        1,084          --         --
                                                     --------      -------     -------    -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     80,135       63,183       3,623     41,180
                                                     ========      =======     =======    =======

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     DryStklxS   FedAmLeadS   FedCapApS   FedGrStrat
                                                     ---------   ----------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................   $  20,553     30,163       11,779          --
   Mortality and expense risk charges (note 2) ...     (21,033)   (14,678)     (16,380)     (2,766)
                                                     ---------    -------      -------      ------
      Net investment income (loss) ...............        (480)    15,485       (4,601)     (2,766)
                                                     ---------    -------      -------      ------

   Proceeds from mutual fund shares sold .........     569,360    113,429       94,262       5,670
   Cost of mutual fund shares sold ...............    (500,280)   (87,417)     (76,935)     (3,812)
                                                     ---------    -------      -------      ------
      Realized gain (loss) on investments ........      69,080     26,012       17,327       1,858
   Change in unrealized gain (loss)
      on investments .............................       2,886      5,399       10,214      21,482
                                                     ---------    -------      -------      ------
      Net gain (loss) on investments .............      71,966     31,411       27,541      23,340
                                                     ---------    -------      -------      ------
   Reinvested capital gains ......................          --         --           --          --
                                                     ---------    -------      -------      ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  71,486     46,896       22,940      20,574
                                                     =========    =======      =======      ======

                                                      FedHiIncS   FedIntEq   FedQualBd   FedQualBdS
                                                      ---------   --------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................      868,268         --     115,671      632,722
   Mortality and expense risk charges (note 2) ...      (80,408)      (952)    (16,402)    (104,587)
                                                     ----------    -------    --------   ----------
      Net investment income (loss) ...............      787,860       (952)     99,269      528,135
                                                     ----------    -------    --------   ----------

   Proceeds from mutual fund shares sold .........    1,517,002     14,324     187,003    1,368,521
   Cost of mutual fund shares sold ...............   (1,370,798)   (10,231)   (187,454)  (1,390,114)
                                                     ----------    -------    --------   ----------
      Realized gain (loss) on investments ........      146,204      4,093        (451)     (21,593)
   Change in unrealized gain (loss)
      on investments .............................     (768,636)      (837)   (147,243)    (803,180)
                                                     ----------    -------    --------   ----------
      Net gain (loss) on investments .............     (622,432)     3,256    (147,694)    (824,773)
                                                     ----------    -------    --------   ----------
   Reinvested capital gains ......................           --         --      25,388      143,313
                                                     ----------    -------    --------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      165,428      2,304     (23,037)    (153,325)
                                                     ==========    =======    ========   ==========


                                                       FidVIPEI     FidVIPEIS   FidVIPEI2     FidVIPGr
                                                     -----------   ----------   ---------   -----------
Investment activity:
   Reinvested dividends ..........................   $   789,587      543,985     643,625       148,560
   Mortality and expense risk charges (note 2) ...      (353,464)    (187,768)   (302,479)     (393,212)
                                                     -----------   ----------   ---------   -----------
      Net investment income (loss) ...............       436,123      356,217     341,146      (244,652)
                                                     -----------   ----------   ---------   -----------

   Proceeds from mutual fund shares sold .........     4,685,912    1,677,844     902,497     7,422,566
   Cost of mutual fund shares sold ...............    (4,922,181)  (1,805,320)   (871,811)  (11,905,579)
                                                     -----------   ----------   ---------   -----------
      Realized gain (loss) on investments ........      (236,269)    (127,476)     30,686    (4,483,013)
   Change in unrealized gain (loss)
      on investments .............................       950,040      708,464     672,981     5,136,276
                                                     -----------   ----------   ---------   -----------
      Net gain (loss) on investments .............       713,771      580,988     703,667       653,263
                                                     -----------   ----------   ---------   -----------
   Reinvested capital gains ......................       188,624      137,596     167,733            --
                                                     -----------   ----------   ---------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 1,338,518    1,074,801   1,212,546       408,611
                                                     ===========   ==========   =========   ===========

                                                      FidVIPGrS    FidVIPGr2    FidVIPHI      FidVIPHIS
                                                     ----------   ----------   ----------    ----------
Investment activity:
   Reinvested dividends ..........................       81,433       48,769     3,473,851    1,895,179
   Mortality and expense risk charges (note 2) ...     (251,063)    (240,601)     (303,833)    (115,141)
                                                     ----------   ----------   -----------   ----------
      Net investment income (loss) ...............     (169,630)    (191,832)    3,170,018    1,780,038
                                                     ----------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold .........    3,047,008    2,226,626    12,032,923    2,317,874
   Cost of mutual fund shares sold ...............   (5,039,780)  (2,732,844)  (10,177,949)  (3,947,359)
                                                     ----------   ----------   -----------   ----------
      Realized gain (loss) on investments ........   (1,992,772)    (506,218)    1,854,974   (1,629,485)
   Change in unrealized gain (loss)
      on investments .............................    2,622,564      945,211    (5,071,335)    (148,283)
                                                     ----------   ----------   -----------   ----------
      Net gain (loss) on investments .............      629,792      438,993    (3,216,361)  (1,777,768)
                                                     ----------   ----------   -----------   ----------
   Reinvested capital gains ......................           --           --            --           --
                                                     ----------   ----------   -----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      460,162      247,161       (46,343)       2,270
                                                     ==========   ==========   ===========   ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      FidVIPHI2     FidVIPMMkt    FidVIPOv     FidVIPOvS
                                                     ----------    -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $ 1,667,968       218,579      394,920      148,221
   Mortality and expense risk charges (note 2) ...      (136,726)     (297,313)    (238,183)     (69,015)
                                                     -----------   -----------   ----------   ----------
      Net investment income (loss) ...............     1,531,242       (78,734)     156,737       79,206
                                                     -----------   -----------   ----------   ----------
   Proceeds from mutual fund shares sold .........     2,072,538    24,649,248    4,184,132    1,608,354

   Cost of mutual fund shares sold ...............    (2,561,598)  (24,649,248)  (6,481,768)  (1,821,836)
                                                     -----------   -----------   ----------   ----------
      Realized gain (loss) on investments ........      (489,060)           --   (2,297,636)    (213,482)
   Change in unrealized gain (loss)
      on investments .............................    (1,086,270)           --    2,256,427      198,286
                                                     -----------   -----------   ----------   ----------
      Net gain (loss) on investments .............    (1,575,330)           --      (41,209)     (15,196)
                                                     -----------   -----------   ----------   ----------
   Reinvested capital gains ......................            --            --           --           --
                                                     -----------   -----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   (44,088)      (78,734)     115,528       64,010
                                                     ===========   ===========   ==========   ==========

                                                     FidVIPOvS2   FidVIPOvS2R   FidVIPOvSR   FidVIPVal
                                                     ----------   -----------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................     104,736          --            --           --
   Mortality and expense risk charges (note 2) ...     (64,804)       (850)         (468)      (3,485)
                                                     ---------       -----       -------     --------
      Net investment income (loss) ...............      39,932        (850)         (468)      (3,485)
                                                     ---------       -----       -------     --------

   Proceeds from mutual fund shares sold .........   1,053,422         113        10,374      172,173
   Cost of mutual fund shares sold ...............    (866,878)       (115)      (11,149)    (142,012)
                                                     ---------       -----       -------     --------
      Realized gain (loss) on investments ........     186,544          (2)         (775)      30,161
   Change in unrealized gain (loss)
      on investments .............................    (240,342)      6,772        10,900      (30,999)
                                                     ---------       -----       -------     --------
      Net gain (loss) on investments .............     (53,798)      6,770        10,125         (838)
                                                     ---------       -----       -------     --------
   Reinvested capital gains ......................          --          --            --           --
                                                     ---------       -----       -------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (13,866)      5,920         9,657       (4,323)
                                                     =========       =====       =======     ========

                                                     FidVIPVal2    FidVIPAM    FidVIPAMS   FidVIPAM2
                                                     ----------   ----------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................   $      --       276,426    208,893     131,161
   Mortality and expense risk charges (note 2) ...     (10,317)      (71,146)   (39,528)    (33,182)
                                                     ---------    ----------   --------    --------
      Net investment income (loss) ...............     (10,317)      205,280    169,365      97,979
                                                     ---------    ----------   --------    --------

   Proceeds from mutual fund shares sold .........     123,241     1,184,875    262,206     279,101
   Cost of mutual fund shares sold ...............    (109,484)   (1,395,717)  (314,929)   (311,918)
                                                     ---------    ----------   --------    --------
      Realized gain (loss) on investments ........      13,757      (210,842)   (52,723)    (32,817)
   Change in unrealized gain (loss)
      on investments .............................     (13,955)       67,243    (60,250)    (38,640)
                                                     ---------    ----------   --------    --------
      Net gain (loss) on investments .............        (198)     (143,599)  (112,973)    (71,457)
                                                     ---------    ----------   --------    --------
   Reinvested capital gains ......................          --            --         --          --
                                                     ---------    ----------   --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ (10,515)       61,681     56,392      26,522
                                                     =========    ==========   ========    ========

                                                     FidVIPAMGr   FidVIPAMGrS   FidVIPAMGrS2    FidVIPCon
                                                     ----------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................      148,104     104,227         75,412        238,562
   Mortality and expense risk charges (note 2) ...      (45,267)    (23,330)       (23,476)      (482,297)
                                                     ----------    --------       --------     ----------
      Net investment income (loss) ...............      102,837      80,897         51,936       (243,735)
                                                     ----------    --------       --------     ----------

   Proceeds from mutual fund shares sold .........      764,343     312,451        281,390      6,840,576
   Cost of mutual fund shares sold ...............   (1,057,309)   (454,516)      (331,532)    (7,226,424)
                                                     ----------    --------       --------     ----------
      Realized gain (loss) on investments ........     (292,966)   (142,065)       (50,142)      (385,848)
   Change in unrealized gain (loss)
      on investments .............................      238,075     100,931         16,699      4,383,535
                                                     ----------    --------       --------     ----------
      Net gain (loss) on investments .............      (54,891)    (41,134)       (33,443)     3,997,687
                                                     ----------    --------       --------     ----------
   Reinvested capital gains ......................           --          --             --             --
                                                     ----------    --------       --------     ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       47,946      39,763         18,493      3,753,952
                                                     ==========    ========       ========     ==========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      FidVIPConS   FidVIPCon2    FidVIPI500    FidVIPIGBd
                                                     -----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................   $   121,043      91,913      1,291,497     3,470,156
   Mortality and expense risk charges (note 2) ...      (237,777)   (290,854)      (602,193)     (501,039)
                                                     -----------   ---------    -----------   -----------
      Net investment income (loss) ...............      (116,734)   (198,941)       689,304     2,969,117
                                                     -----------   ---------    -----------   -----------

   Proceeds from mutual fund shares sold .........     2,469,068     850,689      9,211,174    15,820,495
   Cost of mutual fund shares sold ...............    (2,643,452)   (857,448)   (11,517,408)  (15,444,821)
                                                     -----------   ---------    -----------   -----------
      Realized gain (loss) on investments ........      (174,384)     (6,759)    (2,306,234)      375,674
   Change in unrealized gain (loss)
      on investments .............................     2,923,723   2,547,983      4,222,840    (6,242,205)
                                                     -----------   ---------    -----------   -----------
      Net gain (loss) on investments .............     2,749,339   2,541,224      1,916,606    (5,866,531)
                                                     -----------   ---------    -----------   -----------
   Reinvested capital gains ......................            --          --             --     2,496,077
                                                     -----------   ---------    -----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 2,632,605   2,342,283      2,605,910      (401,337)
                                                     ===========   =========    ===========   ===========

                                                     FidVIPAgGrS   FidVIPAgGr2    FidVIPBal   FidVIPBalS
                                                     -----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................          --            --      1,130,860      365,312
   Mortality and expense risk charges (note 2) ...        (923)      (20,416)      (382,573)     (91,151)
                                                       -------      --------     ----------   ----------
      Net investment income (loss) ...............        (923)      (20,416)       748,287      274,161
                                                       -------      --------     ----------   ----------

   Proceeds from mutual fund shares sold .........      72,186       559,019      6,493,594    1,416,223
   Cost of mutual fund shares sold ...............     (68,916)     (420,370)    (6,427,834)  (1,615,850)
                                                       -------      --------     ----------   ----------
      Realized gain (loss) on investments ........       3,270       138,649         65,760     (199,627)
   Change in unrealized gain (loss)
      on investments .............................      10,642        67,140     (1,182,326)    (168,050)
                                                       -------      --------     ----------   ----------
      Net gain (loss) on investments .............      13,912       205,789     (1,116,566)    (367,677)
                                                       -------      --------     ----------   ----------
   Reinvested capital gains ......................          --            --             --           --
                                                       -------      --------     ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      12,989       185,373       (368,279)     (93,516)
                                                       =======      ========     ==========   ==========

                                                     FidVIPBal2   FidVIPDyCapS   FidVIPDyCap2   FidVIPGrIn
                                                     ----------   ------------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................   $ 188,766            --             --        274,500
   Mortality and expense risk charges (note 2) ...     (66,709)       (2,868)       (26,151)      (215,616)
                                                     ---------      --------       --------     ----------
      Net investment income (loss) ...............     122,057        (2,868)       (26,151)        58,884
                                                     ---------      --------       --------     ----------

   Proceeds from mutual fund shares sold .........     552,163       169,851        283,066      4,219,991
   Cost of mutual fund shares sold ...............    (579,387)     (147,804)      (274,745)    (5,143,178)
                                                     ---------      --------       --------     ----------
      Realized gain (loss) on investments ........     (27,224)       22,047          8,321       (923,187)
   Change in unrealized gain (loss)
      on investments .............................    (170,887)      (20,098)       (22,847)       647,047
                                                     ---------      --------       --------     ----------
      Net gain (loss) on investments .............    (198,111)        1,949        (14,526)      (276,140)
                                                     ---------      --------       --------     ----------
   Reinvested capital gains ......................          --            --             --             --
                                                     ---------      --------       --------     ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ (76,054)         (919)       (40,677)      (217,256)
                                                     =========      ========       ========     ==========

                                                     FidVIPGrInS   FidVIPGrIn2    FidVIPGrOp   FidVIPGrOpS
                                                     -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................      288,084       149,273        773,250      182,251
   Mortality and expense risk charges (note 2) ...     (178,437)     (124,649)      (980,659)    (192,522)
                                                     ----------    ----------    -----------   ----------
      Net investment income (loss) ...............      109,647        24,624       (207,409)     (10,271)
                                                     ----------    ----------    -----------   ----------

   Proceeds from mutual fund shares sold .........    2,374,987     1,228,200     19,905,730    2,574,743
   Cost of mutual fund shares sold ...............   (3,087,145)   (1,443,084)   (24,610,423)  (3,885,588)
                                                     ----------    ----------    -----------   ----------
      Realized gain (loss) on investments ........     (712,158)     (214,884)    (4,704,693)  (1,310,845)
   Change in unrealized gain (loss)
      on investments .............................      387,241        19,007      5,940,645    1,658,135
                                                     ----------    ----------    -----------   ----------
      Net gain (loss) on investments .............     (324,917)     (195,877)     1,235,952      347,290
                                                     ----------    ----------    -----------   ----------
   Reinvested capital gains ......................           --            --             --           --
                                                     ----------    ----------    -----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (215,270)     (171,253)     1,028,543      337,019
                                                     ==========    ==========    ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     FidVIPGrOp2   FidVIPMCap   FidVIPMCapS   FidVIPMCap2
                                                     -----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................    $  25,870           --            --            --
   Mortality and expense risk charges (note 2) ...      (46,628)     (22,840)     (108,654)     (310,657)
                                                      ---------     --------    ----------    ----------
      Net investment income (loss) ...............      (20,758)     (22,840)     (108,654)     (310,657)
                                                      ---------     --------    ----------    ----------

   Proceeds from mutual fund shares sold .........      578,083      250,777     1,965,890     1,853,960
   Cost of mutual fund shares sold ...............     (729,082)    (196,753)   (1,527,409)   (1,518,606)
                                                      ---------     --------    ----------    ----------
      Realized gain (loss) on investments ........     (150,999)      54,024       438,481       335,354
   Change in unrealized gain (loss)
      on investments .............................      227,125      149,227       840,335     2,447,311
                                                      ---------     --------    ----------    ----------
      Net gain (loss) on investments .............       76,126      203,251     1,278,816     2,782,665
                                                      ---------     --------    ----------    ----------
   Reinvested capital gains ......................           --           --            --            --
                                                      ---------     --------    ----------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $  55,368      180,411     1,170,162     2,472,008
                                                      =========     ========    ==========    ==========

                                                     FidVIPValS   FidVIPValS2   FrVIPRisDiv   FrVIPForSec
                                                     ----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................         --             --       14,439        5,614
   Mortality and expense risk charges (note 2) ...     (1,715)       (48,745)      (9,305)      (2,208)
                                                       ------     ----------      -------      -------
      Net investment income (loss) ...............     (1,715)       (48,745)       5,134        3,406
                                                       ------     ----------      -------      -------

   Proceeds from mutual fund shares sold .........     13,969      2,052,640       24,381       52,281
   Cost of mutual fund shares sold ...............     (8,733)    (1,643,668)     (20,207)     (38,698)
                                                       ------     ----------      -------      -------
      Realized gain (loss) on investments ........      5,236        408,972        4,174       13,583
   Change in unrealized gain (loss)
      on investments .............................     12,837        (98,535)      35,385       (9,378)
                                                       ------     ----------      -------      -------
      Net gain (loss) on investments .............     18,073        310,437       39,559        4,205
                                                       ------     ----------      -------      -------
   Reinvested capital gains ......................        699         18,031       25,942           --
                                                       ------     ----------      -------      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     17,057        279,723       70,635        7,611
                                                       ======     ==========      =======      =======

                                                     GVITIntVal3   GVITDMidCapI   GVITDMidCap2   GVITEmMrkts2
                                                     -----------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends ..........................      $ 568          1,811          10,160             82
   Mortality and expense risk charges (note 2) ...        (26)        (3,664)        (41,960)       (13,992)
                                                        -----        -------        --------       --------
      Net investment income (loss) ...............        542         (1,853)        (31,800)       (13,910)
                                                        -----        -------        --------       --------

   Proceeds from mutual fund shares sold .........         17         19,722         624,356        990,327
   Cost of mutual fund shares sold ...............        (17)       (13,962)       (459,653)      (662,924)
                                                        -----        -------        --------       --------
      Realized gain (loss) on investments ........         --          5,760         164,703        327,403
   Change in unrealized gain (loss)
      on investments .............................       (176)        23,177         176,335       (477,974)
                                                        -----        -------        --------       --------
      Net gain (loss) on investments .............       (176)        28,937         341,038       (150,571)
                                                        -----        -------        --------       --------
   Reinvested capital gains ......................         --             --              --         14,374
                                                        -----        -------        --------       --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      $ 366         27,084         309,238       (150,107)
                                                        =====        =======        ========       ========

                                                     GVITEmMrkts6    GVITGvtBd    GVITIDAgg    GVITIDCon
                                                     ------------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................         --        1,062,951       64,530      367,872
   Mortality and expense risk charges (note 2) ...       (107)        (196,125)    (102,224)    (237,317)
                                                        -----       ----------   ----------   ----------
      Net investment income (loss) ...............       (107)         866,826      (37,694)     130,555
                                                        -----       ----------   ----------   ----------

   Proceeds from mutual fund shares sold .........         21        4,488,578    1,679,572    3,833,518
   Cost of mutual fund shares sold ...............        (23)      (4,617,327)  (1,297,205)  (3,603,177)
                                                        -----       ----------   ----------   ----------
      Realized gain (loss) on investments ........         (2)        (128,749)     382,367      230,341
   Change in unrealized gain (loss)
      on investments .............................      3,168       (1,522,358)     (54,526)    (409,976)
                                                        -----       ----------   ----------   ----------
      Net gain (loss) on investments .............      3,166       (1,651,107)     327,841     (179,635)
                                                        -----       ----------   ----------   ----------
   Reinvested capital gains ......................         --          595,387      139,036      153,964
                                                        -----       ----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      3,059         (188,894)     429,183      104,884
                                                        =====       ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      GVITIDMod    GVITIDModAgg   GVITIDModCon   GVITIntVal6
                                                     -----------   ------------   ------------   -----------
Investment activity:
   Reinvested dividends ..........................   $   898,746      285,409         438,194       1,385
   Mortality and expense risk charges (note 2) ...      (795,117)    (316,460)       (306,005)       (169)
                                                     -----------    ---------      ----------       -----
      Net investment income (loss) ...............       103,629      (31,051)        132,189       1,216
                                                     -----------    ---------      ----------       -----

   Proceeds from mutual fund shares sold .........     3,084,176      840,008       2,309,332          78
   Cost of mutual fund shares sold ...............    (2,857,692)    (747,651)     (2,088,927)        (77)
                                                     -----------    ---------      ----------       -----
      Realized gain (loss) on investments ........       226,484       92,357         220,405           1
   Change in unrealized gain (loss)
      on investments .............................     1,198,416      822,471        (184,548)      3,263
                                                     -----------    ---------      ----------       -----
      Net gain (loss) on investments .............     1,424,900      914,828          35,857       3,264
                                                     -----------    ---------      ----------       -----
   Reinvested capital gains ......................       473,445      255,392         219,623          --
                                                     -----------    ---------      ----------       -----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 2,001,974    1,139,169         387,669       4,480
                                                     ===========    =========      ==========       =====

                                                      GVITMyMkt    GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2
                                                     -----------   ------------   ------------   -------------
Investment activity:
   Reinvested dividends ..........................        56,533           --            --              --
   Mortality and expense risk charges (note 2) ...      (149,186)     (21,563)       (2,822)        (46,126)
                                                     -----------     --------       -------        --------
      Net investment income (loss) ...............       (92,653)     (21,563)       (2,822)        (46,126)
                                                     -----------     --------       -------        --------

   Proceeds from mutual fund shares sold .........    12,168,337      420,194        45,984         862,077
   Cost of mutual fund shares sold ...............   (12,168,337)    (337,181)      (31,007)       (542,195)
                                                     -----------     --------       -------        --------
      Realized gain (loss) on investments ........            --       83,013        14,977         319,882
   Change in unrealized gain (loss)
      on investments .............................            --       34,475         5,151         (26,881)
                                                     -----------     --------       -------        --------
      Net gain (loss) on investments .............            --      117,488        20,128         293,001
                                                     -----------     --------       -------        --------
   Reinvested capital gains ......................            --           --            --              --
                                                     -----------     --------       -------        --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       (92,653)      95,925        17,306         246,875
                                                     ===========     ========       =======        ========

                                                     GVITSmComp   GVITSmComp2   JanRMgCore   MFSInvGrStS
                                                     ----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................    $     --           --        2,175            --
   Mortality and expense risk charges (note 2) ...      (3,142)     (31,392)      (1,666)      (32,544)
                                                      --------     --------      -------      --------
      Net investment income (loss) ...............      (3,142)     (31,392)         509       (32,544)
                                                      --------     --------      -------      --------

   Proceeds from mutual fund shares sold .........      11,090      741,188       45,431       281,392
   Cost of mutual fund shares sold ...............      (7,904)    (521,087)     (39,257)     (245,335)
                                                      --------     --------      -------      --------
      Realized gain (loss) on investments ........       3,186      220,101        6,174        36,057
   Change in unrealized gain (loss)
      on investments .............................      33,942       74,853        7,291        78,049
                                                      --------     --------      -------      --------
      Net gain (loss) on investments .............      37,128      294,954       13,465       114,106
                                                      --------     --------      -------      --------
   Reinvested capital gains ......................          --           --           --            --
                                                      --------     --------      -------      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $ 33,986      263,562       13,974        81,562
                                                      ========     ========      =======      ========

                                                     MFSMidCapGrS   MFSNewDiscS    MFSValS    OppCapApS
                                                     ------------   -----------   --------   ----------
Investment activity:
   Reinvested dividends ..........................           --            --       26,856       37,419
   Mortality and expense risk charges (note 2) ...      (51,126)      (32,196)     (40,547)    (111,428)
                                                       --------      --------     --------   ----------
      Net investment income (loss) ...............      (51,126)      (32,196)     (13,691)     (74,009)
                                                       --------      --------     --------   ----------

   Proceeds from mutual fund shares sold .........      497,370       811,753      680,152    1,509,205
   Cost of mutual fund shares sold ...............     (342,492)     (621,535)    (497,225)  (1,145,182)
                                                       --------      --------     --------   ----------
      Realized gain (loss) on investments ........      154,878       190,218      182,927      364,023
   Change in unrealized gain (loss)
      on investments .............................      412,710      (164,072)    (104,295)     (48,096)
                                                       --------      --------     --------   ----------
      Net gain (loss) on investments .............      567,588        26,146       78,632      315,927
                                                       --------      --------     --------   ----------
   Reinvested capital gains ......................           --            --       97,683           --
                                                       --------      --------     --------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      516,462        (6,050)     162,624      241,918
                                                       ========      ========     ========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     OppGlSec3   OppGlSec4  OppGlSec    OppGlSecS
                                                     ---------   ---------  --------   ----------
Investment activity:
   Reinvested dividends ..........................   $   --           --      7,776       138,724
   Mortality and expense risk charges (note 2) ...     (129)      (2,166)    (3,541)      (76,904)
                                                     ------      -------    -------    ----------
      Net investment income (loss) ...............     (129)      (2,166)     4,235        61,820
                                                     ------      -------    -------    ----------

   Proceeds from mutual fund shares sold .........       53       11,686     35,781     2,411,182
   Cost of mutual fund shares sold ...............      (54)     (12,050)   (25,501)   (1,915,176)
                                                     ------      -------    -------    ----------
      Realized gain (loss) on investments ........       (1)        (364)    10,280       496,006
   Change in unrealized gain (loss)
      on investments .............................    2,714       48,956     (6,123)     (350,692)
                                                     ------      -------    -------    ----------
      Net gain (loss) on investments .............    2,713       48,592      4,157       145,314
                                                     ------      -------    -------    ----------
   Reinvested capital gains ......................       --           --         --            --
                                                     ------      -------    -------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $2,584       46,426      8,392       207,134
                                                     ======      =======    =======    ==========

                                                     OppHighInc   OppMSFundS   OppMSSmCap   OppStratBdS
                                                     ----------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................     95,342       109,099          --        798,136
   Mortality and expense risk charges (note 2) ...     (8,693)     (102,853)     (3,302)      (106,872)
                                                      -------      --------     -------     ----------
      Net investment income (loss) ...............     86,649         6,246      (3,302)       691,264
                                                      -------      --------     -------     ----------

   Proceeds from mutual fund shares sold .........      7,138       475,636      47,217      2,305,544
   Cost of mutual fund shares sold ...............     (6,455)     (455,677)    (33,464)    (2,105,548)
                                                      -------      --------     -------     ----------
      Realized gain (loss) on investments ........        683        19,959      13,753        199,996
   Change in unrealized gain (loss)
      on investments .............................    (71,570)      223,326      13,815     (1,040,661)
                                                      -------      --------     -------     ----------
      Net gain (loss) on investments .............    (70,887)      243,285      27,568       (840,665)
                                                      -------      --------     -------     ----------
   Reinvested capital gains ......................         --            --          --             --
                                                      -------      --------     -------     ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     15,762       249,531      24,266       (149,401)
                                                      =======      ========     =======     ==========

                                                     PVTDiscGro   PVTGroInc   PVTIntEq   PVTSmCapVal
                                                     ----------   ---------   --------   -----------
Investment activity:
   Reinvested dividends ..........................    $  1,993       9,086       8,535      1,240
   Mortality and expense risk charges (note 2)          (4,946)     (3,480)     (2,874)    (1,882)
                                                      --------     -------    --------     ------
      Net investment income (loss) ...............      (2,953)      5,606       5,661       (642)
                                                      --------     -------    --------     ------

   Proceeds from mutual fund shares sold .........      18,318      44,622     147,216     12,244
   Cost of mutual fund shares sold ...............     (14,928)    (38,726)   (113,882)    (9,772)
                                                      --------     -------    --------     ------
      Realized gain (loss) on investments ........       3,390       5,896      33,334      2,472
   Change in unrealized gain (loss)
      on investments .............................       6,513       5,523     (43,462)    32,946
                                                      --------     -------    --------     ------
      Net gain (loss) on investments .............       9,903      11,419     (10,128)    35,418
                                                      --------     -------    --------     ------
   Reinvested capital gains ......................          --          --          --         --
                                                      --------     -------    --------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $  6,950      17,025      (4,467)    34,776
                                                      ========     =======    ========     ======

                                                     STICVTCapAp   STICVTGrInc   STICVTInt   STICVTIntGrBd
                                                     -----------   -----------   ---------   -------------
Investment activity:
   Reinvested dividends ..........................          --          288          --            46
   Mortality and expense risk charges (note 2)          (1,579)        (551)        (28)          (19)
                                                       -------       ------         ---          ----
      Net investment income (loss) ...............      (1,579)        (263)        (28)           27
                                                       -------       ------         ---          ----

   Proceeds from mutual fund shares sold .........      22,644        2,041          41            18
   Cost of mutual fund shares sold ...............     (20,052)      (1,763)        (37)          (18)
                                                       -------       ------         ---          ----
      Realized gain (loss) on investments ........       2,592          278           4            --
   Change in unrealized gain (loss)
      on investments .............................       3,880        3,555         975          (108)
                                                       -------       ------         ---          ----
      Net gain (loss) on investments .............       6,472        3,833         979          (108)
                                                       -------       ------         ---          ----
   Reinvested capital gains ......................          --           --          --            --
                                                       -------       ------         ---          ----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       4,893        3,570         951           (81)
                                                       =======       ======         ===          ====

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     STICVTMidCap   STICVTSmCapVal   STICVTValInc    VKCom2
                                                     ------------   --------------   ------------   --------
Investment activity:
   Reinvested dividends ..........................     $    480             76           1,488       126,105
   Mortality and expense risk charges (note 2)             (943)          (213)         (1,421)     (105,557)
                                                       --------         ------         -------      --------
      Net investment income (loss) ...............         (463)          (137)             67        20,548
                                                       --------         ------         -------      --------

   Proceeds from mutual fund shares sold .........       16,706          2,091          19,392       912,845
   Cost of mutual fund shares sold ...............      (14,356)        (1,938)        (16,548)     (716,823)
                                                       --------         ------         -------      --------
      Realized gain (loss) on investments ........        2,350            153           2,844       196,022
   Change in unrealized gain (loss)
      on investments .............................        1,379          2,778           6,666       418,018
                                                       --------         ------         -------      --------
      Net gain (loss) on investments .............        3,729          2,931           9,510       614,040
                                                       --------         ------         -------      --------
   Reinvested capital gains ......................           --             --              --            --
                                                       --------         ------         -------      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     $  3,266          2,794           9,577       634,588
                                                       ========         ======         =======      ========

                                                      VKEmGr2   VKCorPlus2   VKUSRealEst2   VISLgCapGr2
                                                     --------   ----------   ------------   -----------
Investment activity:
   Reinvested dividends ..........................         --         --             --         4,600
   Mortality and expense risk charges (note 2)        (41,773)    (2,841)        (9,045)      (11,617)
                                                     --------    -------       --------      --------
      Net investment income (loss) ...............    (41,773)    (2,841)        (9,045)       (7,017)
                                                     --------    -------       --------      --------

   Proceeds from mutual fund shares sold .........    661,316     19,550        668,663       169,198
   Cost of mutual fund shares sold ...............   (554,836)   (19,059)      (587,497)     (137,009)
                                                     --------    -------       --------      --------
      Realized gain (loss) on investments ........    106,480        491         81,166        32,189
   Change in unrealized gain (loss)
      on investments .............................     34,524      1,334         (3,490)       40,372
                                                     --------    -------       --------      --------
      Net gain (loss) on investments .............    141,004      1,825         77,676        72,561
                                                     --------    -------       --------      --------
   Reinvested capital gains ......................         --         --             --            --
                                                     --------    -------       --------      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     99,231     (1,016)        68,631        65,544
                                                     ========    =======       ========      ========

                                                     VISLgCapVal2   VISModGr2
                                                     ------------   ---------
Investment activity:
   Reinvested dividends ..........................     $ 11,289        92,744
   Mortality and expense risk charges (note 2) ...      (14,165)     (159,757)
                                                       --------      --------
      Net investment income (loss) ...............       (2,876)      (67,013)
                                                       --------      --------

   Proceeds from mutual fund shares sold .........       69,185       605,874
   Cost of mutual fund shares sold ...............      (49,893)     (516,810)
      Realized gain (loss) on investments ........       19,292        89,064
   Change in unrealized gain (loss)
      on investments .............................       11,387      (128,162)
                                                       --------      --------
      Net gain (loss) on investments .............       30,679       (39,098)
                                                       --------      --------
   Reinvested capital gains ......................           --       178,086
                                                       --------      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     $ 27,803        71,975
                                                       ========      ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          Total                      AIMBValue2
                                             ------------------------------   -----------------------
                                                  2004             2003          2004         2003
                                             --------------   -------------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   14,201,973      15,154,095      (98,984)     (49,129)
   Realized gain (loss) on investments ...      (14,268,216)    (53,332,008)     152,848     (225,221)
   Change in unrealized gain (loss)
      on investments .....................       24,384,756     168,368,267      602,007    1,332,627
   Reinvested capital gains ..............        5,620,475       1,691,597           --           --
                                             --------------   -------------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       29,938,988     131,881,951      655,871    1,058,277
                                             --------------   -------------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      129,883,046     213,802,549    1,409,971    2,922,932
   Transfers between funds ...............               --              --      450,519        5,095
   Redemptions (note 3) ..................     (128,193,397)   (114,625,542)    (499,340)    (222,717)
   Annuity benefits ......................          (75,400)        (89,540)          --           --
   Annual contract maintenance charges
      (note 2) ...........................          (60,981)        (69,681)          --           --
   Contingent deferred sales charges
      (note 2) ...........................       (1,617,914)     (1,387,542)     (10,000)      (5,318)
   Adjustments to maintain reserves ......          149,872        (132,220)       1,803       (1,272)
                                             --------------   -------------   ----------   ----------
         Net equity transactions .........           85,226      97,498,024    1,352,953    2,698,720
                                             --------------   -------------   ----------   ----------

Net change in contract owners' equity ....       30,024,214     229,379,975    2,008,824    3,756,997
Contract owners' equity beginning
   of period .............................    1,862,484,350   1,361,352,650   13,999,545    6,302,001
                                             --------------   -------------   ----------   ----------
Contract owners' equity end of period ....   $1,892,508,564   1,590,732,625   16,008,369   10,058,998
                                             ==============   =============   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................      159,381,291     136,514,842    1,352,155      800,468
                                             --------------   -------------   ----------   ----------
   Units purchased .......................       24,165,610      89,970,303      228,114      493,918
   Units redeemed ........................      (22,570,869)    (76,146,874)    (100,331)    (156,476)
                                             --------------   -------------   ----------   ----------
   Ending units ..........................      160,976,032     150,338,271    1,479,938    1,137,910
                                             ==============   =============   ==========   ==========

                                                   AIMCapAp2              AIMCapDev
                                             ---------------------    ----------------
                                                2004        2003        2004     2003
                                             ---------   ---------    -------   ------
Investment activity:
   Net investment income (loss) ..........     (22,063)     (9,168)      (883)    (201)
   Realized gain (loss) on investments ...      86,902      (2,481)       838       68
   Change in unrealized gain (loss)
      on investments .....................     (40,351)    176,621      5,798    6,440
   Reinvested capital gains ..............          --          --         --       --
                                             ---------   ---------    -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      24,488     164,972      5,753    6,307
                                             ---------   ---------    -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     344,154   1,071,734     60,794   43,838
   Transfers between funds ...............     (99,107)     40,653      6,556     (482)
   Redemptions (note 3) ..................    (235,997)    (33,556)    (1,867)    (547)
   Annuity benefits ......................          --          --         --       --
   Annual contract maintenance charges
      (note 2) ...........................          --          --         --       --
   Contingent deferred sales charges
      (note 2) ...........................      (3,229)     (1,847)       (90)     (10)
   Adjustments to maintain reserves ......         277        (265)       (16)       7
                                             ---------   ---------    -------   ------
         Net equity transactions .........       6,098   1,076,719     65,377   42,806
                                             ---------   ---------    -------   ------

Net change in contract owners' equity ....      30,586   1,241,691     71,130   49,113
Contract owners' equity beginning
   of period .............................   3,077,512     701,623    113,560   20,535
                                             ---------   ---------    -------   ------
Contract owners' equity end of period ....   3,108,098   1,943,314    184,690   69,648
                                             =========   =========    =======   ======

CHANGES IN UNITS:
   Beginning units .......................     316,154      91,797     10,904    2,639
                                             ---------   ---------    -------   ------
   Units purchased .......................      53,999     151,718      6,208    5,333
   Units redeemed ........................     (54,805)    (13,085)      (202)    (118)
                                             ---------   ---------    -------   ------
   Ending units ..........................     315,348     230,430     16,910    7,854
                                             =========   =========    =======   ======

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                AIMCapDev2           AIMIntGr2
                                             ---------------   ---------------------
                                               2004     2003      2004        2003
                                             --------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $   (183)   --       (9,897)     (5,715)
   Realized gain (loss) on investments ...          6    --       44,442     (39,347)
   Change in unrealized gain (loss)
      on investments .....................      6,615    --       51,704     110,583
   Reinvested capital gains ..............         --    --           --          --
                                             --------   ---    ---------   ---------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations .......................      6,438    --       86,249      65,521
                                             --------   ---    ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      2,083    --       75,394     236,957
   Transfers between funds ...............    177,169    --      (97,121)    104,585
   Redemptions (note 3) ..................       (245)   --      (70,964)   (157,775)
   Annuity benefits ......................         --    --           --          --
   Annual contract maintenance charges
      (note 2) ...........................         --    --           --          --
   Contingent deferred sales charges
      (note 2) ...........................         --    --       (2,667)     (7,995)
   Adjustments to maintain reserves ......          2    --           74        (160)
                                             --------   ---    ---------   ---------
         Net equity transactions .........    179,009    --      (95,284)    175,612
                                             --------   ---    ---------   ---------

Net change in contract owners' equity ....    185,447    --       (9,035)    241,133
Contract owners' equity beginning
   of period .............................         --    --    1,605,977     849,893
                                             --------   ---    ---------   ---------
Contract owners' equity end of period ....   $185,447    --    1,596,942   1,091,026
                                             ========   ===    =========   =========

CHANGES IN UNITS:
   Beginning units .......................         --    --      148,422      99,782
                                             --------   ---    ---------   ---------
   Units purchased .......................     17,230    --       14,706     134,341
   Units redeemed ........................        (25)   --      (23,239)   (114,446)
                                             --------   ---    ---------   ---------
   Ending units ..........................     17,205    --      139,889     119,677
                                             ========   ===    =========   =========

                                                  AIMMidCore          AIMPreEq
                                             -----------------   -----------------
                                               2004      2003      2004      2003
                                             -------   -------   -------   -------
Investment activity:
   Net investment income (loss) ..........    (3,421)   (1,138)   (2,418)     (580)
   Realized gain (loss) on investments ...     8,877         2     1,564        20
   Change in unrealized gain (loss)
      on investments .....................    40,007    29,458     2,102    12,718
   Reinvested capital gains ..............        --        --        --        --
                                             -------   -------   -------   -------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations .......................    45,463    28,322     1,248    12,158
                                             -------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   196,708   186,550   155,350    67,067
   Transfers between funds ...............    11,485       168      (292)    6,126
   Redemptions (note 3) ..................    (6,653)     (376)   (1,622)       (3)
   Annuity benefits ......................        --        --        --        --
   Annual contract maintenance charges
      (note 2) ...........................        --        --        --        --
   Contingent deferred sales charges
      (note 2) ...........................      (337)       --        (6)       --
   Adjustments to maintain reserves ......         2         4        (5)      (13)
                                             -------   -------   -------   -------
         Net equity transactions .........   201,205   186,346   153,425    73,177
                                             -------   -------   -------   -------

Net change in contract owners' equity ....   246,668   214,668   154,673    85,335
Contract owners' equity beginning
   of period .............................   508,621   160,441   349,853    84,658
                                             -------   -------   -------   -------
Contract owners' equity end of period ....   755,289   375,109   504,526   169,993
                                             =======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units .......................    46,999    18,668    35,260    10,318
                                             -------   -------   -------   -------
   Units purchased .......................    20,984    20,755    15,657     8,822
   Units redeemed ........................    (3,100)      (47)     (767)       (1)
                                             -------   -------   -------   -------
   Ending units ..........................    64,883    39,376    50,150    19,139
                                             =======   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    AIMPreEq2                AlGrIncB
                                             ----------------------   ---------------------
                                                 2004        2003        2004        2003
                                             ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (13,156)     (7,123)     10,452      19,448
   Realized gain (loss) on investments ...        7,824      (3,609)    107,353     (68,404)
   Change in unrealized gain (loss)
      on investments .....................       11,768     118,141      65,333     577,754
   Reinvested capital gains ..............           --          --          --          --
                                             ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................        6,436     107,409     183,138     528,798
                                             ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      127,824     459,324   1,616,137   2,353,911
   Transfers between funds ...............       71,205      67,664     403,404     181,928
   Redemptions (note 3) ..................      (26,359)    (16,437)   (473,099)    (77,775)
   Annuity benefits ......................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --          --          --
   Contingent deferred sales charges
      (note 2) ...........................         (579)       (674)     (9,055)       (893)
   Adjustments to maintain reserves ......          129        (209)      1,268        (493)
                                             ----------   ---------   ---------   ---------
         Net equity transactions .........      172,220     509,668   1,538,655   2,456,678
                                             ----------   ---------   ---------   ---------

Net change in contract owners' equity ....      178,656     617,077   1,721,793   2,985,476
Contract owners' equity beginning
   of period .............................    1,852,060     763,969   7,788,932   2,062,156
                                             ----------   ---------   ---------   ---------
Contract owners' equity end of period ....   $2,030,716   1,381,046   9,510,725   5,047,632
                                             ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      204,961     104,098     742,495     256,388
                                             ----------   ---------   ---------   ---------
   Units purchased .......................       25,339      76,771     237,505     358,417
   Units redeemed ........................       (6,254)     (9,019)    (94,046)    (66,494)
                                             ----------   ---------   ---------   ---------
   Ending units ..........................      224,046     171,850     885,954     548,311
                                             ==========   =========   =========   =========

                                                   AlIntlValB               AISmCapValB
                                             ----------------------   ----------------------
                                                2004        2003          2004        2003
                                             ---------   ----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........     (13,555)      (5,908)     (63,789)      1,749
   Realized gain (loss) on investments ...     223,697      540,514      260,816    (209,637)
   Change in unrealized gain (loss)
      on investments .....................     (16,302)      46,480      249,152     868,952
   Reinvested capital gains ..............      14,261           --      274,737          --
                                             ---------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     208,101      581,086      720,916     661,064
                                             ---------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     383,008    1,503,806      820,822   2,168,356
   Transfers between funds ...............    (420,879)     448,139      (48,761)   (118,214)
   Redemptions (note 3) ..................    (154,108)     (46,896)    (384,333)   (189,694)
   Annuity benefits ......................          --           --           --          --
   Annual contract maintenance charges
      (note 2) ...........................          --           --           --          --
   Contingent deferred sales charges
      (note 2) ...........................      (4,084)        (572)     (11,553)     (5,293)
   Adjustments to maintain reserves ......         964         (274)       2,805        (676)
                                             ---------   ----------   ----------   ---------
         Net equity transactions .........    (195,099)   1,904,203      378,980   1,854,479
                                             ---------   ----------   ----------   ---------

Net change in contract owners' equity ....      13,002    2,485,289    1,099,896   2,515,543
Contract owners' equity beginning
   of period .............................   6,221,573    1,781,711   10,816,970   4,565,109
                                             ---------   ----------   ----------   ---------
Contract owners' equity end of period ....   6,234,575    4,267,000   11,916,866   7,080,652
                                             =========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................     465,461      189,416      859,724     504,456
                                             ---------   ----------   ----------   ---------
   Units purchased .......................      93,548    1,439,671      123,981     408,847
   Units redeemed ........................    (108,327)  (1,233,450)     (95,082)   (205,349)
                                             ---------   ----------   ----------   ---------
   Ending units ..........................     450,682      395,637      888,623     707,954
                                             =========   ==========   ==========   =========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    AlPremGrB            DrySmCapIxS
                                             ----------------------   -----------------
                                                 2004        2003       2004      2003
                                             ----------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ..........   $  (18,902)     (8,532)   (3,972)     (788)
   Realized gain (loss) on investments ...       30,411       8,634    11,376       149
   Change in unrealized gain (loss)
      on investments .....................       68,626     134,249    54,695    22,633
   Reinvested capital gains ..............           --          --     1,084        --
                                             ----------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       80,135     134,351    63,183    21,994
                                             ----------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      306,808     937,116   324,072   119,668
   Transfers between funds ...............      (16,760)    175,656    15,984        22
   Redemptions (note 3) ..................      (88,922)    (16,471)   (5,744)   (3,003)
   Annuity benefits ......................           --          --        --        --
   Annual contract maintenance charges
      (note 2) ...........................           --          --        --        --
   Contingent deferred sales charges
      (note 2) ...........................       (3,580)        (62)     (190)     (143)
   Adjustments to maintain reserves ......          358        (371)       16       (24)
                                             ----------   ---------   -------   -------
         Net equity transactions .........      197,904   1,095,868   334,138   116,520
                                             ----------   ---------   -------   -------

Net change in contract owners' equity ....      278,039   1,230,219   397,321   138,514
Contract owners' equity beginning
   of period .............................    2,794,786     793,895   507,629   107,755
                                             ----------   ---------   -------   -------
Contract owners' equity end of period ....   $3,072,825   2,024,114   904,950   246,269
                                             ==========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units .......................      309,330     106,973    45,605    13,134
                                             ----------   ---------   -------   -------
   Units purchased .......................       42,117     269,857    31,729    14,097
   Units redeemed ........................      (19,767)   (126,534)   (2,751)     (379)
                                             ----------   ---------   -------   -------
   Ending units ..........................      331,680     250,296    74,583    26,852
                                             ==========   =========   =======   =======

                                                 DrySRGro             DryStkIx
                                             ----------------   -------------------
                                               2004     2003       2004       2003
                                             -------   ------   ---------   -------
Investment activity:
   Net investment income (loss) ..........    (2,280)    (281)      2,602     1,625
   Realized gain (loss) on investments ...    18,829       72       3,554      (677)
   Change in unrealized gain (loss)
      on investments .....................   (12,926)   5,160      35,024    62,890
   Reinvested capital gains ..............        --       --          --        --
                                             -------   ------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     3,623    4,951      41,180    63,838
                                             -------   ------   ---------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   161,048   13,284     442,930   418,701
   Transfers between funds ...............        86       --      14,098     9,920
   Redemptions (note 3) ..................    (3,343)    (369)    (17,283)   (2,403)
   Annuity benefits ......................        --       --          --        --
   Annual contract maintenance charges
      (note 2) ...........................        --       --          --        --
   Contingent deferred sales charges
      (note 2) ...........................        --       --        (537)     (113)
   Adjustments to maintain reserves ......        45       (8)        130       (11)
                                             -------   ------   ---------   -------
         Net equity transactions .........   157,836   12,907     439,338   426,094
                                             -------   ------   ---------   -------

Net change in contract owners' equity ....   161,459   17,858     480,518   489,932
Contract owners' equity beginning
   of period .............................   260,457   46,504   1,343,041   263,921
                                             -------   ------   ---------   -------
Contract owners' equity end of period ....   421,916   64,362   1,823,559   753,853
                                             =======   ======   =========   =======

CHANGES IN UNITS:
   Beginning units .......................    29,343    5,844     129,158    31,338
                                             -------   ------   ---------   -------
   Units purchased .......................    25,655    1,822      43,021    51,316
   Units redeemed ........................   (10,154)     (45)     (1,760)   (1,411)
                                             -------   ------   ---------   -------
   Ending units ..........................    44,844    7,621     170,419    81,243
                                             =======   ======   =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                   DryStklxS             FedAmLeadS
                                             --------------------   -------------------
                                                2004        2003       2004       2003
                                             ----------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ..........   $     (480)      413      15,485     2,807
   Realized gain (loss) on investments ...       69,080      (413)     26,012      (403)
   Change in unrealized gain (loss)
      on investments .....................        2,886       305       5,399    53,951
   Reinvested capital gains ..............           --        --          --        --
                                             ----------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       71,486       305      46,896    56,355
                                             ----------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    1,860,249    67,198     346,306   362,568
   Transfers between funds ...............      367,986   124,354     112,111   235,635
   Redemptions (note 3) ..................      (77,883)      (13)    (64,182)  (10,379)
   Annuity benefits ......................           --        --          --        --
   Annual contract maintenance charges
      (note 2) ...........................           --        --          --        --
   Contingent deferred sales charges
      (note 2) ...........................       (1,390)       --        (985)     (108)
   Adjustments to maintain reserves ......          258       (15)        142      (103)
                                             ----------   -------   ---------   -------
         Net equity transactions .........    2,149,220   191,524     393,392   587,613
                                             ----------   -------   ---------   -------

Net change in contract owners' equity ....    2,220,706   191,829     440,288   643,968
Contract owners' equity beginning
   of period .............................    1,941,207        --   2,062,876   217,899
                                             ----------   -------   ---------   -------
Contract owners' equity end of period ....   $4,161,913   191,829   2,503,164   861,867
                                             ==========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units .......................      159,827        --     203,311    27,004
                                             ----------   -------   ---------   -------
   Units purchased .......................      268,424    20,334      47,707    73,166
   Units redeemed ........................      (94,045)   (2,312)     (9,336)   (2,720)
                                             ----------   -------   ---------   -------
   Ending units ..........................      334,206    18,022     241,682    97,450
                                             ==========   =======   =========   =======

                                                   FedCapApS             FedGrStrat
                                             ---------------------   -----------------
                                                2004        2003       2004      2003
                                             ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ..........      (4,601)     (1,499)   (2,766)     (874)
   Realized gain (loss) on investments ...      17,327       2,527     1,858      (798)
   Change in unrealized gain (loss)
      on investments .....................      10,214      76,251    21,482    29,529
   Reinvested capital gains ..............          --          --        --        --
                                             ---------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      22,940      77,279    20,574    27,857
                                             ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     284,728     685,319   230,462    80,871
   Transfers between funds ...............      53,711     107,807      (480)     (277)
   Redemptions (note 3) ..................     (65,107)    (25,798)   (4,785)       (1)
   Annuity benefits ......................          --          --        --        --
   Annual contract maintenance charges
      (note 2) ...........................          --          --        --        --
   Contingent deferred sales charges
      (note 2) ...........................      (1,533)       (157)       --        --
   Adjustments to maintain reserves ......         395        (121)       20       (14)
                                             ---------   ---------   -------   -------
         Net equity transactions .........     272,194     767,050   225,217    80,579
                                             ---------   ---------   -------   -------

Net change in contract owners' equity ....     295,134     844,329   245,791   108,436
Contract owners' equity beginning
   of period .............................   2,309,010     272,762   387,498   118,081
                                             ---------   ---------   -------   -------
Contract owners' equity end of period ....   2,604,144   1,117,091   633,289   226,517
                                             =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units .......................     231,866      33,487    34,404    14,512
                                             ---------   ---------   -------   -------
   Units purchased .......................      38,673     116,331    20,018     9,825
   Units redeemed ........................     (11,356)    (23,576)     (566)     (162)
                                             ---------   ---------   -------   -------
   Ending units ..........................     259,183     126,242    53,856    24,175
                                             =========   =========   =======   =======

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    FedHiIncS              FedIntEq
                                             -----------------------   ----------------
                                                 2004         2003       2004     2003
                                             -----------   ---------   -------   ------
Investment activity:
   Net investment income (loss) ..........   $   787,860     345,848      (952)    (149)
   Realized gain (loss) on investments ...       146,204       8,568     4,093     (804)
   Change in unrealized gain (loss)
      on investments .....................      (768,636)    281,509      (837)   3,419
   Reinvested capital gains ..............            --          --        --       --
                                             -----------   ---------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       165,428     635,925     2,304    2,466
                                             -----------   ---------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       925,326   3,400,254    55,038   12,332
   Transfers between funds ...............       110,699   1,515,792   (10,041)      --
   Redemptions (note 3) ..................      (466,447)   (316,738)   (3,327)      --
   Annuity benefits ......................            --          --        --       --
   Annual contract maintenance charges
      (note 2) ...........................            --          --        --       --
   Contingent deferred sales charges
      (note 2) ...........................       (13,529)    (15,679)     (223)      --
   Adjustments to maintain reserves ......         1,048          64        14       (6)
                                             -----------   ---------   -------   ------
         Net equity transactions .........       557,097   4,583,693    41,461   12,326
                                             -----------   ---------   -------   ------

Net change in contract owners' equity ....       722,525   5,219,618    43,765   14,792
Contract owners' equity beginning
   of period .............................    11,817,284   3,151,615   147,361   22,912
                                             -----------   ---------   -------   ------
Contract owners' equity end of period ....   $12,539,809   8,371,233   191,126   37,704
                                             ===========   =========   =======   ======

CHANGES IN UNITS:
   Beginning units .......................       989,694     317,116    14,585    2,956
                                             -----------   ---------   -------   ------
   Units purchased .......................       213,443     517,019     5,235    1,593
   Units redeemed ........................      (167,593)    (83,081)   (1,307)      --
                                             -----------   ---------   -------   ------
   Ending units ..........................     1,035,544     751,054    18,513    4,549
                                             ===========   =========   =======   ======

                                                   FedQualBd                FedQualBdS
                                             ---------------------   -----------------------
                                                2004       2003         2004         2003
                                             ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      99,269      38,529      528,135      192,174
   Realized gain (loss) on investments ...        (451)      4,644      (21,593)      47,263
   Change in unrealized gain (loss)
      on investments .....................    (147,243)     10,659     (803,180)      51,118
   Reinvested capital gains ..............      25,388          --      143,313           --
                                             ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     (23,037)     53,832     (153,325)     290,555
                                             ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     871,870   1,339,309    2,004,404    6,684,770
   Transfers between funds ...............     (84,491)   (161,529)    (442,668)   1,349,425
   Redemptions (note 3) ..................    (153,172)    (72,868)    (494,030)    (178,864)
   Annuity benefits ......................          --          --           --           --
   Annual contract maintenance charges
      (note 2) ...........................          --          --           --           --
   Contingent deferred sales charges
      (note 2) ...........................      (2,777)       (388)     (12,479)      (3,443)
   Adjustments to maintain reserves ......          13          34          242          452
                                             ---------   ---------   ----------   ----------
         Net equity transactions .........     631,443   1,104,558    1,055,469    7,852,340
                                             ---------   ---------   ----------   ----------

Net change in contract owners' equity ....     608,406   1,158,390      902,144    8,142,895
Contract owners' equity beginning
   of period .............................   2,540,248     726,707   15,115,571    3,395,118
                                             ---------   ---------   ----------   ----------
Contract owners' equity end of period ....   3,148,654   1,885,097   16,017,715   11,538,013
                                             =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     229,888      68,180    1,371,824      317,535
                                             ---------   ---------   ----------   ----------
   Units purchased .......................      81,410     125,743      346,513      860,814
   Units redeemed ........................     (24,710)    (24,026)    (253,037)    (140,503)
                                             ---------   ---------   ----------   ----------
   Ending units ..........................     286,588     169,897    1,465,300    1,037,846
                                             =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     FidVIPEI                  FidVIPEIS
                                             ------------------------   -----------------------
                                                 2004         2003         2004         2003
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   436,123      549,939      356,217      396,856
   Realized gain (loss) on investments ...      (236,269)  (2,360,051)    (127,476)  (1,018,723)
   Change in unrealized gain (loss)
      on investments .....................       950,040    5,794,938      708,464    3,487,927
   Reinvested capital gains ..............       188,624           --      137,596           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     1,338,518    3,984,826    1,074,801    2,866,060
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       540,241      308,539    1,045,160      568,700
   Transfers between funds ...............     1,390,589     (479,293)     262,095      (40,278)
   Redemptions (note 3) ..................    (4,716,695)  (4,506,189)  (1,677,091)  (1,429,845)
   Annuity benefits ......................        (9,155)          --           --           --
   Annual contract maintenance charges
      (note 2) ...........................        (4,021)      (4,234)          --           --
   Contingent deferred sales charges
      (note 2) ...........................       (18,303)     (37,258)     (30,794)     (30,035)
   Adjustments to maintain reserves ......         1,150       (8,172)         822         (342)
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........    (2,816,194)  (4,726,607)    (399,808)    (931,800)
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    (1,477,676)    (741,781)     674,993    1,934,260
Contract owners' equity beginning of
   period ................................    50,608,825   45,542,745   37,200,996   29,863,633
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $49,131,149   44,800,964   37,875,989   31,797,893
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     3,424,309    3,956,126    3,113,981    3,205,774
                                             -----------   ----------   ----------   ----------
   Units purchased .......................       244,831      205,541      193,836      193,252
   Units redeemed ........................      (427,290)    (619,426)    (215,306)    (290,185)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................     3,241,850    3,542,241    3,092,511    3,108,841
                                             ===========   ==========   ==========   ==========

                                                    FidVIPEI2                  FidVIPGr
                                             -----------------------   -----------------------
                                                2004         2003         2004         2003
                                             ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      341,146      279,448     (244,652)    (201,060)
   Realized gain (loss) on investments ...       30,686   (1,093,102)  (4,483,013)  (8,465,003)
   Change in unrealized gain (loss)
      on investments .....................      672,981    3,631,264    5,136,276   14,667,494
   Reinvested capital gains ..............      167,733           --           --           --
                                             ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    1,212,546    2,817,610      408,611    6,001,431
                                             ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    4,265,374    5,411,176      538,801      434,194
   Transfers between funds ...............      412,309       84,784   (1,081,990)    (787,776)
   Redemptions (note 3) ..................   (1,480,447)  (1,036,891)  (5,607,449)  (5,002,427)
   Annuity benefits ......................           --           --      (29,969)      (9,248)
   Annual contract maintenance charges
      (note 2) ...........................           --           --       (5,529)      (6,436)
   Contingent deferred sales charges
      (note 2) ...........................      (37,898)     (27,145)     (37,190)     (48,251)
   Adjustments to maintain reserves ......       10,715       (7,558)      14,429        1,777
                                             ----------   ----------   ----------   ----------
         Net equity transactions .........    3,170,053    4,424,366   (6,208,897)  (5,418,167)
                                             ----------   ----------   ----------   ----------

Net change in contract owners' equity ....    4,382,599    7,241,976   (5,800,286)     583,264
Contract owners' equity beginning
   of period .............................   44,282,602   24,567,597   58,322,297   52,204,646
                                             ----------   ----------   ----------   ----------
Contract owners' equity end of period ....   48,665,201   31,809,573   52,522,011   52,787,910
                                             ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    4,300,709    3,060,579    4,218,568    4,940,777
                                             ----------   ----------   ----------   ----------
   Units purchased .......................      571,620    1,183,335      185,684      251,980
   Units redeemed ........................     (268,518)    (633,676)    (630,080)    (755,487)
                                             ----------   ----------   ----------   ----------
   Ending units ..........................    4,603,811    3,610,238    3,774,172    4,437,270
                                             ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY,
Continued Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     FidVIPGrS                 FidVIPGr2
                                             ------------------------   -----------------------
                                                 2004         2003         2004         2003
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (169,630)    (119,151)    (191,832)    (133,927)
   Realized gain (loss) on investments ...    (1,992,772)  (4,156,752)    (506,218)  (5,544,033)
   Change in unrealized gain (loss)
      on investments .....................     2,622,564    9,359,373      945,211    8,958,337
   Reinvested capital gains ..............            --           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       460,162    5,083,470      247,161    3,280,377
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       220,675      228,467    1,408,568    2,489,703
   Transfers between funds ...............      (430,696)  (1,501,694)      76,956     (538,951)
   Redemptions (note 3) ..................    (2,009,703)  (2,004,194)  (1,255,879)    (965,651)
   Annuity benefits ......................            --       (3,709)          --           --
   Annual contract maintenance charges
      (note 2) ...........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................       (30,654)     (48,829)     (42,509)     (27,588)
   Adjustments to maintain reserves ......         1,182        2,790        8,299      (15,811)
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........    (2,249,196)  (3,327,169)     195,435      941,702
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    (1,789,034)   1,756,301      442,596    4,222,079
Contract owners' equity beginning
   of period .............................    50,646,486   43,021,685   37,423,355   26,394,901
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $48,857,452   44,777,986   37,865,951   30,616,980
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     4,386,812    4,896,367    5,503,924    5,078,891
                                             -----------   ----------   ----------   ----------
   Units purchased .......................        92,231      165,600      542,233    1,650,055
   Units redeemed ........................      (287,085)    (544,866)    (514,325)  (1,502,884)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................     4,191,958    4,517,101    5,531,832    5,226,062
                                             ===========   ==========   ==========   ==========

                                                     FidVIPHI                 FidVIPHIS
                                             -----------------------   -----------------------
                                                2004         2003         2004         2003
                                             ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........    3,170,018    2,805,245    1,780,038    1,431,575
   Realized gain (loss) on investments ...    1,854,974     (462,528)  (1,629,485)  (1,575,897)
   Change in unrealized gain (loss)
      on investments .....................   (5,071,335)   4,378,192     (148,283)   3,312,831
   Reinvested capital gains ..............           --           --           --           --
                                             ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (46,343)   6,720,909        2,270    3,168,509
                                             ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      297,104      295,802      135,454      102,785
   Transfers between funds ...............   (1,560,848)   1,910,042     (518,971)     764,472
   Redemptions (note 3) ..................   (4,588,915)  (5,363,779)  (1,166,008)  (1,089,058)
   Annuity benefits ......................       (8,119)        (604)          --       (2,856)
   Annual contract maintenance charges
      (note 2) ...........................       (3,018)      (3,441)          --           --
   Contingent deferred sales charges
      (note 2) ...........................      (11,562)     (37,853)     (17,787)     (22,660)
   Adjustments to maintain reserves ......        1,563       (4,654)         320       (1,888)
                                             ----------   ----------   ----------   ----------
         Net equity transactions .........   (5,873,795)  (3,204,487)  (1,566,992)    (249,205)
                                             ----------   ----------   ----------   ----------

Net change in contract owners' equity ....   (5,920,138)   3,516,422   (1,564,722)   2,919,304
Contract owners' equity beginning
   of period .............................   46,466,262   42,884,168   23,909,014   19,402,091
                                             ----------   ----------   ----------   ----------
Contract owners' equity end of period ....   40,546,124   46,400,590   22,344,292   22,321,395
                                             ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    4,594,500    5,320,080    2,810,258    2,867,219
                                             ----------   ----------   ----------   ----------
   Units purchased .......................      683,407      854,261      117,053      291,202
   Units redeemed ........................   (1,262,509)  (1,227,252)    (301,356)    (326,787)
                                             ----------   ----------   ----------   ----------
   Ending units ..........................    4,015,398    4,947,089    2,625,955    2,831,634
                                             ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     FidVIPHI2                  FidVIPMMkt
                                             ------------------------   -------------------------
                                                 2004         2003          2004          2003
                                             -----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........   $ 1,531,242      720,033       (78,734)      (76,531)
   Realized gain (loss) on investments ...      (489,060)    (255,768)           --            --
   Change in unrealized gain (loss)
      on investments .....................    (1,086,270)   1,439,846            --            --
   Reinvested capital gains ..............            --           --            --            --
                                             -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       (44,088)   1,904,111       (78,734)      (76,531)
                                             -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     1,053,684    3,262,889       912,218       470,762
   Transfers between funds ...............      (157,399)   1,012,621      (686,357)    2,187,525
   Redemptions (note 3) ..................      (691,211)    (314,042)  (10,866,913)  (18,551,152)
   Annuity benefits ......................            --           --            --        (5,600)
   Annual contract maintenance charges
      (note 2) ...........................            --           --        (2,189)       (2,810)
   Contingent deferred sales charges
      (note 2) ...........................       (18,333)     (11,674)      (50,735)     (201,767)
   Adjustments to maintain reserves ......         3,234            5          (470)       (4,909)
                                             -----------   ----------   -----------   -----------
         Net equity transactions .........       189,975    3,949,799   (10,694,446)  (16,107,951)
                                             -----------   ----------   -----------   -----------

Net change in contract owners' equity ....       145,887    5,853,910   (10,773,180)  (16,184,482)
Contract owners' equity beginning
   of period .............................    20,602,230   10,042,551    54,102,933    85,666,650
                                             -----------   ----------   -----------   -----------
Contract owners' equity end of period ....   $20,748,117   15,896,461    43,329,753    69,482,168
                                             ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................     2,404,278    1,469,078     4,532,670     7,161,135
                                             -----------   ----------   -----------   -----------
   Units purchased .......................       339,634      704,185     1,490,679     2,825,719
   Units redeemed ........................      (321,518)    (175,077)   (2,388,836)   (4,181,316)
                                             -----------   ----------   -----------   -----------
   Ending units ..........................     2,422,394    1,998,186     3,634,513     5,805,538
                                             ===========   ==========   ===========   ===========

                                                     FidVIPOv                 FidVIPOvS
                                             -----------------------   -----------------------
                                                2004         2003         2004         2003
                                             ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      156,737       69,858       79,206       35,937
   Realized gain (loss) on investments ...   (2,297,636)  (5,411,354)    (213,482)    (838,984)
   Change in unrealized gain (loss)
      on investments .....................    2,256,427    7,715,381      198,286    1,747,287
   Reinvested capital gains ..............           --           --           --           --
                                             ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      115,528    2,373,885       64,010      944,240
                                             ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      353,227      195,793      104,080       85,047
   Transfers between funds ...............    1,627,576     (803,879)    (595,412)    (384,780)
   Redemptions (note 3) ..................   (4,166,104)  (2,922,259)    (734,887)    (384,205)
   Annuity benefits ......................         (440)         583           --       (3,852)
   Annual contract maintenance charges
      (note 2) ...........................       (3,143)      (3,145)          --           --
   Contingent deferred sales charges
      (note 2) ...........................      (12,923)     (16,012)     (15,532)      (7,630)
    Adjustments to maintain reserves .....          661       (1,777)         508       (4,674)
                                             ----------   ----------   ----------   ----------
         Net equity transactions .........   (2,201,146)  (3,550,696)  (1,241,243)    (700,094)
                                             ----------   ----------   ----------   ----------

Net change in contract owners' equity ....   (2,085,618)  (1,176,811)  (1,177,233)     244,146
Contract owners' equity beginning
   of period .............................   33,795,415   28,987,405   13,852,488   10,652,687
                                             ----------   ----------   ----------   ----------
Contract owners' equity end of period ....   31,709,797   27,810,594   12,675,255   10,896,833
                                             ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    2,717,889    3,295,102    1,338,806    1,459,258
                                             ----------   ----------   ----------   ----------
   Units purchased .......................      259,211       97,730       39,454       41,722
   Units redeemed ........................     (428,751)    (508,093)    (159,293)    (140,499)
                                             ----------   ----------   ----------   ----------
   Ending units ..........................    2,548,349    2,884,739    1,218,967    1,360,481
                                             ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     FidVIPOvS2            FidVIPOvS2R
                                             -------------------------   --------------
                                                 2004          2003        2004    2003
                                             -----------   -----------   -------   ----
Investment activity:
   Net investment income (loss) ..........   $    39,932       (66,363)     (850)   --
   Realized gain (loss) on investments ...       186,544     2,029,004        (2)   --
   Change in unrealized gain (loss)
      on investments .....................      (240,342)      279,238     6,772    --
   Reinvested capital gains ..............            --            --        --    --
                                             -----------   -----------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       (13,866)    2,241,879     5,920    --
                                             -----------   -----------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       285,688       574,459    46,096    --
   Transfers between funds ...............       (66,134)   11,798,460   801,412    --
   Redemptions (note 3) ..................      (343,725)     (150,316)   (1,909)   --
   Annuity benefits ......................            --            --        --    --
   Annual contract maintenance charges
      (note 2) ...........................            --            --        --    --
   Contingent deferred sales charges
      (note 2) ...........................       (14,462)       (8,924)       --    --
   Adjustments to maintain reserves ......         3,168       (10,295)       68    --
                                             -----------   -----------   -------   ---
         Net equity transactions .........      (135,465)   12,203,384   845,667    --
                                             -----------   -----------   -------   ---

Net change in contract owners' equity ....      (149,331)   14,445,263   851,587    --
Contract owners' equity beginning
   of period .............................    10,016,450     6,583,033        --    --
                                             -----------   -----------   -------   ---
Contract owners' equity end of period ....   $ 9,867,119    21,028,296   851,587    --
                                             ===========   ===========   =======   ===

CHANGES IN UNITS:
   Beginning units .......................     1,264,290     1,167,806        --    --
                                             -----------   -----------   -------   ---
   Units purchased .......................       134,497    24,311,829    74,633    --
   Units redeemed ........................      (152,396)  (22,310,058)     (172)   --
                                             -----------   -----------   -------   ---
   Ending units ..........................     1,246,391     3,169,577    74,461    --
                                             ===========   ===========   =======   ===

                                               FidVIPOvSR          FidVIPVal
                                             --------------   -----------------
                                               2004    2003     2004      2003
                                             -------   ----   -------   -------
Investment activity:
   Net investment income (loss) ..........      (468)   --     (3,485)   (2,603)
   Realized gain (loss) on investments ...      (775)   --     30,161   (17,566)
   Change in unrealized gain (loss)
      on investments .....................    10,900    --    (30,999)   94,046
   Reinvested capital gains ..............        --    --         --        --
                                             -------   ---    -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     9,657    --     (4,323)   73,877
                                             -------   ---    -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    56,707    --      3,137    11,776
   Transfers between funds ...............   427,310    --    109,405   (20,359)
   Redemptions (note 3) ..................   (15,204)   --    (29,357)  (62,047)
   Annuity benefits ......................        --    --         --        --
   Annual contract maintenance charges
      (note 2) ...........................        --    --         --        --
   Contingent deferred sales charges
      (note 2) ...........................        --    --       (296)       --
   Adjustments to maintain reserves ......       (13)   --        (10)      (25)
                                             -------   ---    -------   -------
         Net equity transactions .........   468,800    --     82,879   (70,655)
                                             -------          -------   -------

Net change in contract owners' equity ....   478,457    --     78,556     3,222
Contract owners' equity beginning
   of period .............................        --    --    644,929   558,177
                                             -------   ---    -------   -------
Contract owners' equity end of period ....   478,457    --    723,485   561,399
                                             =======   ===    =======   =======

CHANGES IN UNITS:
   Beginning units .......................        --    --     61,973    71,212
                                             -------   ---    -------   -------
   Units purchased .......................    49,544    --     18,244     4,502
   Units redeemed ........................    (1,587)   --    (10,550)  (13,357)
                                             -------   ---    -------   -------
   Ending units ..........................    47,957    --     69,667    62,357
                                             =======   ===    =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                   FidVIPVal2                 FidVIPAM
                                             ----------------------   -----------------------
                                                2004         2003        2004         2003
                                             ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (10,317)     (8,513)     205,280      304,461
   Realized gain (loss) on investments ...       13,757     (45,926)    (210,842)    (507,362)
   Change in unrealized gain (loss) on
      investments ........................      (13,955)    232,318       67,243    1,091,359
   Reinvested capital gains ..............           --          --           --           --
                                             ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (10,515)    177,879       61,681      888,458
                                             ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        5,918       7,366       50,475       17,596
   Transfers between funds ...............       50,606     (92,733)     274,814      399,052
   Redemptions (note 3) ..................      (66,808)    (80,202)  (1,022,086)  (1,078,631)
   Annuity benefits ......................           --          --           --      (11,417)
   Annual contract maintenance charges
      (note 2) ...........................           --          --         (551)        (661)
   Contingent deferred sales charges
       (note 2) ..........................       (2,484)       (514)      (7,366)     (10,739)
   Adjustments to maintain reserves ......          361        (479)         191       (1,921)
                                             ----------   ---------   ----------   ----------
         Net equity transactions .........      (12,407)   (166,562)    (704,523)    (686,721)
                                             ----------   ---------   ----------   ----------

Net change in contract owners' equity ....      (22,922)     11,317     (642,842)     201,737
Contract owners' equity beginning of
   period ................................    1,573,358   1,373,675   10,389,756   10,106,641
                                             ----------   ---------   ----------   ----------
Contract owners' equity end of period ....   $1,550,436   1,384,992    9,746,914   10,308,378
                                             ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................      153,119     176,457      770,719      871,353
                                             ----------   ---------   ----------   ----------
   Units purchased .......................       10,444      17,180       36,478       68,202
   Units redeemed ........................      (11,969)    (38,159)     (88,386)    (126,408)
                                             ----------   ---------   ----------   ----------
   Ending units ..........................      151,594     155,478      718,811      813,147
                                             ==========   =========   ==========   ==========

                                                   FidVIPAMS                FidVIPAM2
                                             ---------------------   ---------------------
                                                2004        2003        2004        2003
                                             ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........     169,365     234,395      97,979     139,218
   Realized gain (loss) on investments ...     (52,723)   (194,017)    (32,817)    (88,335)
   Change in unrealized gain (loss) on
      investments ........................     (60,250)    659,919     (38,640)    381,745
   Reinvested capital gains ..............          --          --          --          --
                                             ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      56,392     700,297      26,522     432,628
                                             ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      39,322      32,526       4,282      15,820
   Transfers between funds ...............      73,729    (130,829)   (119,120)    (90,104)
   Redemptions (note 3) ..................    (198,192)   (306,175)   (116,499)   (148,103)
   Annuity benefits ......................          --      (4,232)         --          --
   Annual contract maintenance charges
      (note 2) ...........................          --          --          --          --
   Contingent deferred sales charges
       (note 2) ..........................      (2,774)     (5,730)     (2,963)     (2,176)
   Adjustments to maintain reserves ......         137      (3,048)        734        (664)
                                             ---------   ---------   ---------   ---------
         Net equity transactions .........     (87,778)   (417,488)   (233,566)   (225,227)
                                             ---------   ---------   ---------   ---------

Net change in contract owners' equity ....     (31,386)    282,809    (207,044)    207,401
Contract owners' equity beginning of
   period ................................   7,895,483   7,520,585   5,227,561   4,820,661
                                             ---------   ---------   ---------   ---------
Contract owners' equity end of period ....   7,864,097   7,803,394   5,020,517   5,028,062
                                             =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................     685,066     761,504     546,660     584,811
                                             ---------   ---------   ---------   ---------
   Units purchased .......................      13,976       9,225       1,946       8,323
   Units redeemed ........................     (21,373)    (49,448)    (26,022)    (34,886)
                                             ---------   ---------   ---------   ---------
   Ending units ..........................     677,669     721,281     522,584     558,248
                                             =========   =========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    FidVIPAMGr             FidVIPAMGrS
                                             ----------------------   ---------------------
                                                2004         2003        2004        2003
                                             ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  102,837     145,707      80,897     108,052
   Realized gain (loss) on investments ...     (292,966)   (351,917)   (142,065)   (182,728)
   Change in unrealized gain (loss) on
      investments ........................      238,075     891,821     100,931     571,666
   Reinvested capital gains ..............           --          --          --          --
                                             ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       47,946     685,611      39,763     496,990
                                             ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       45,226      37,641      42,233         630
   Transfers between funds ...............      169,617     (15,499)    (94,630)    (84,563)
   Redemptions (note 3) ..................     (706,722)   (455,789)   (193,279)   (155,195)
   Annuity benefits ......................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ...........................         (634)       (773)         --          --
   Contingent deferred sales charges
      (note 2) ...........................       (3,451)     (4,711)     (3,175)     (2,399)
   Adjustments to maintain reserves ......          127         444          52         (82)
                                             ----------   ---------   ---------   ---------
         Net equity transactions .........     (495,837)   (438,687)   (248,799)   (241,609)
                                             ----------   ---------   ---------   ---------

Net change in contract owners' equity ....     (447,891)    246,924    (209,036)    255,381
Contract owners' equity beginning of
   period ................................    6,661,675   6,242,490   4,778,009   4,338,581
                                             ----------   ---------   ---------   ---------
Contract owners' equity end of period ....   $6,213,784   6,489,414   4,568,973   4,593,962
                                             ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      533,547     607,643     461,854     511,396
                                             ----------   ---------   ---------   ---------
   Units purchased .......................       20,411      18,448       6,042       1,597
   Units redeemed ........................      (59,588)    (61,155)    (29,902)    (29,701)
                                             ----------   ---------   ---------   ---------
   Ending units ..........................      494,370     564,936     437,994     483,292
                                             ==========   =========   =========   =========

                                                  FidVIPAMGrS2               FidVIPCon
                                             ---------------------   -----------------------
                                                2004        2003        2004         2003
                                             ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      51,936      68,340     (243,735)    (111,148)
   Realized gain (loss) on investments ...     (50,142)   (116,647)    (385,848)  (1,607,440)
   Change in unrealized gain (loss) on
      investments ........................      16,699     411,322    4,383,535    6,653,182
   Reinvested capital gains ..............          --          --           --           --
                                             ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      18,493     363,015    3,753,952    4,934,594
                                             ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      25,150      13,432      738,870      392,395
   Transfers between funds ...............      67,971       2,308    1,662,714     (540,156)
   Redemptions (note 3) ..................    (230,046)    (86,067)  (6,820,430)  (5,127,268)
   Annuity benefits ......................          --          --           --         (180)
   Annual contract maintenance charges
      (note 2) ...........................          --          --       (6,607)      (7,046)
   Contingent deferred sales charges
      (note 2) ...........................      (1,889)     (2,666)     (32,187)     (51,780)
   Adjustments to maintain reserves ......         841      (1,209)       2,597       (2,180)
                                             ---------   ---------   ----------   ----------
      Net equity transactions ............    (137,973)    (74,202)  (4,455,043)  (5,336,215)
                                             ---------   ---------   ----------   ----------

Net change in contract owners' equity ....    (119,480)    288,813     (701,091)    (401,621)
Contract owners' equity beginning of
   period ................................   3,444,963   3,184,600   69,493,678   62,252,561
                                             ---------   ---------   ----------   ----------
Contract owners' equity end of period ....   3,325,483   3,473,413   68,792,587   61,850,940
                                             =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     411,988     463,222    4,203,351    4,767,339
                                             ---------   ---------   ----------   ----------
   Units purchased .......................      17,091      19,299      272,581      183,436
   Units redeemed ........................     (33,724)    (31,147)    (534,109)    (597,456)
                                             ---------   ---------   ----------   ----------
   Ending units ..........................     395,355     451,374    3,941,823    4,353,319
                                             =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     FidVIPConS                 FidVIPCon2
                                             ------------------------   -----------------------
                                                 2004         2003         2004         2003
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (116,734)     (39,353)    (198,941)     (74,839)
   Realized gain (loss) on investments ...      (174,384)  (1,433,756)      (6,759)  (1,251,173)
   Change in unrealized gain (loss)
      on investments .....................     2,923,723    4,769,894    2,547,983    3,467,466
   Reinvested capital gains ..............            --           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     2,632,605    3,296,785    2,342,283    2,141,454
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       943,854      516,767    5,267,485    5,934,936
   Transfers between funds ...............       (40,303)    (653,725)     996,408       84,166
   Redemptions (note 3) ..................    (2,078,980)  (1,442,318)  (1,730,007)    (705,454)
   Annuity benefits ......................            --       (4,127)          --           --
   Annual contract maintenance charges
      (note 2) ...........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................       (39,919)     (29,806)     (43,083)     (15,068)
   Adjustments to maintain reserves ......         1,283       (4,019)      10,725       (4,269)
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........    (1,214,065)  (1,617,228)   4,501,528    5,294,311
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....     1,418,540    1,679,557    6,843,811    7,435,765
Contract owners' equity beginning of
   period ................................    46,777,335   38,984,835   40,584,160   20,351,677
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $48,195,875   40,664,392   47,427,971   27,787,442
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     3,374,699    3,563,729    4,294,206    2,721,894
                                             -----------   ----------   ----------   ----------
   Units purchased .......................       170,790      206,198      749,372    1,368,060
   Units redeemed ........................      (240,723)    (354,792)    (286,747)    (667,731)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................     3,304,766    3,415,135    4,756,831    3,422,223
                                             ===========   ==========   ==========   ==========

                                                     FidVIPI500                  FidVIPIGBd
                                             ------------------------   -------------------------
                                                 2004         2003          2004         2003
                                             -----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........       689,304      851,629     2,969,117     3,649,693
   Realized gain (loss) on investments ...    (2,306,234)  (4,733,430)      375,674     1,859,218
   Change in unrealized gain (loss)
      on investments .....................     4,222,840   12,893,922    (6,242,205)   (2,766,945)
   Reinvested capital gains ..............            --           --     2,496,077     1,521,781
                                             -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     2,605,910    9,012,121      (401,337)    4,263,747
                                             -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       896,336      526,176       398,757       672,816
   Transfers between funds ...............       258,646   (1,306,237)   (5,332,073)      121,728
   Redemptions (note 3) ..................    (6,652,574)  (4,864,563)   (7,568,611)  (11,838,507)
   Annuity benefits ......................            --           --        (7,137)      (23,712)
   Annual contract maintenance charges
      (note 2) ...........................        (4,169)      (4,630)       (2,418)       (3,228)
   Contingent deferred sales charges
      (note 2) ...........................       (81,165)     (85,929)      (53,636)      (96,815)
   Adjustments to maintain reserves ......         5,831       (7,536)          664        (4,368)
                                             -----------   ----------   -----------   -----------
         Net equity transactions .........    (5,577,095)  (5,742,719)  (12,564,454)  (11,172,086)
                                             -----------   ----------   -----------   -----------

Net change in contract owners' equity ....    (2,971,185)   3,269,402   (12,965,791)   (6,908,339)
Contract owners' equity beginning of
   period ................................   100,023,044   87,699,203    87,071,019   111,039,019
                                             -----------   ----------   -----------   -----------
Contract owners' equity end of period ....    97,051,859   90,968,605    74,105,228   104,130,680
                                             ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................     8,294,373    9,224,993     6,033,702     7,974,078
                                             -----------   ----------   -----------   -----------
   Units purchased .......................       360,879      474,955       216,812       806,974
   Units redeemed ........................      (811,532)  (1,077,989)   (1,076,400)   (1,584,382)
                                             -----------   ----------   -----------   -----------
   Ending units ..........................     7,843,720    8,621,959     5,174,114     7,196,670
                                             ===========   ==========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                 FidVIPAgGrS           FidVIPAgGr2
                                             ------------------   ---------------------
                                               2004       2003       2004        2003
                                             --------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $   (923)     (810)    (20,416)     (9,900)
   Realized gain (loss) on investments ...      3,270    (3,922)    138,649     (20,856)
   Change in unrealized gain (loss)
      on investments .....................     10,642    24,488      67,140     211,402
   Reinvested capital gains ..............         --        --          --          --
                                             --------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     12,989    19,756     185,373     180,646
                                             --------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      4,101       514     331,043     338,833
   Transfers between funds ...............    (34,269)   (3,856)    135,315     107,728
   Redemptions (note 3) ..................     (4,420)     (536)   (136,329)    (92,312)
   Annuity benefits ......................         --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................         --        --          --          --
   Contingent deferred sales charges
      (note 2) ...........................         --        --      (2,020)     (2,448)
   Adjustments to maintain reserves ......        (18)      (18)        724        (818)
                                             --------   -------   ---------   ---------
         Net equity transactions .........    (34,606)   (3,896)    328,733     350,983
                                             --------   -------   ---------   ---------

Net change in contract owners' equity ....    (21,617)   15,860     514,106     531,629
Contract owners' equity beginning of
   period ................................    223,991   163,905   2,702,200   1,357,901
                                             --------   -------   ---------   ---------
Contract owners' equity end of period ....   $202,374   179,765   3,216,306   1,889,530
                                             ========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................     25,870    24,455     319,322     206,142
                                             --------   -------   ---------   ---------
   Units purchased .......................     21,277     2,088     109,164      91,218
   Units redeemed ........................    (25,284)   (2,590)    (71,186)    (40,029)
                                             --------   -------   ---------   ---------
   Ending units ..........................     21,863    23,953     357,300     257,331
                                             ========   =======   =========   =========

                                                     FidVIPBal                 FidVIPBalS
                                             -----------------------   -----------------------
                                                2004         2003         2004         2003
                                             ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      748,287    1,364,248      274,161      416,259
   Realized gain (loss) on investments ...       65,760      (90,858)    (199,627)    (368,629)
   Change in unrealized gain (loss)
      on investments .....................   (1,182,326)   3,936,588     (168,050)   1,551,657
   Reinvested capital gains ..............           --           --           --           --
                                             ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     (368,279)   5,209,978      (93,516)   1,599,287
                                             ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      351,032      313,549      156,647      158,559
   Transfers between funds ...............     (140,813)     116,149     (155,407)    (100,942)
   Redemptions (note 3) ..................   (5,972,400)  (7,875,444)  (1,052,949)    (826,274)
   Annuity benefits ......................       (7,212)      (9,005)          --       (3,113)
   Annual contract maintenance charges
      (note 2) ...........................       (4,473)      (5,428)          --           --
   Contingent deferred sales charges
      (note 2) ...........................      (10,034)     (33,831)     (18,599)     (15,419)
   Adjustments to maintain reserves ......       (1,252)       1,023          192       (9,950)
                                             ----------   ----------   ----------   ----------
         Net equity transactions .........   (5,785,152)  (7,492,987)  (1,070,116)    (797,139)
                                             ----------   ----------   ----------   ----------

Net change in contract owners' equity ....   (6,153,431)  (2,283,009)  (1,163,632)     802,148
Contract owners' equity beginning of
   period ................................   57,759,521   61,576,146   18,897,936   17,626,815
                                             ----------   ----------   ----------   ----------
Contract owners' equity end of period ....   51,606,090   59,293,137   17,734,304   18,428,963
                                             ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    3,444,593    4,262,434    1,671,579    1,814,362
                                             ----------   ----------   ----------   ----------
   Units purchased .......................       61,409      122,541       42,005       55,511
   Units redeemed ........................     (404,966)    (628,107)    (136,336)    (136,242)
                                             ----------   ----------   ----------   ----------
   Ending units ..........................    3,101,036    3,756,868    1,577,248    1,733,631
                                             ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                   FidVIPBal2             FidVIPDyCapS
                                             -----------------------   ------------------
                                                 2004         2003        2004      2003
                                             -----------   ---------   --------   -------
Investment activity:
   Net investment income (loss) ..........   $   122,057     191,670     (2,868)   (3,017)
   Realized gain (loss) on investments ...       (27,224)   (111,367)    22,047   (10,036)
   Change in unrealized gain (loss)
      on investments .....................      (170,887)    767,627    (20,098)   84,371
   Reinvested capital gains ..............            --          --         --        --
                                             -----------   ---------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       (76,054)    847,930       (919)   71,318
                                             -----------   ---------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       109,520      48,808      8,133       972
   Transfers between funds ...............       (86,237)      4,653   (118,794)  (31,765)
   Redemptions (note 3) ..................      (375,400)   (318,386)   (11,608)  (11,761)
   Annuity benefits ......................            --          --         --        --
   Annual contract maintenance charges
      (note 2) ...........................            --          --         --        --
   Contingent deferred sales charges
      (note 2) ...........................        (9,517)     (4,024)       285      (131)
   Adjustments to maintain reserves ......         1,425      (1,222)        10       (44)
                                             -----------   ---------   --------   -------
         Net equity transactions .........      (360,209)   (270,171)  (121,974)  (42,729)
                                             -----------   ---------   --------   -------

Net change in contract owners' equity ....      (436,263)    577,759   (122,893)   28,589
Contract owners' equity beginning of
   period ................................    10,480,979   9,326,361    687,328   641,374
                                             -----------   ---------   --------   -------
Contract owners' equity end of period ....   $10,044,716   9,904,120    564,435   669,963
                                             ===========   =========   ========   =======

CHANGES IN UNITS:
   Beginning units .......................     1,107,853   1,143,308     97,835   113,186
                                             -----------   ---------   --------   -------
   Units purchased .......................        16,079      35,560      6,657     9,100
   Units redeemed ........................       (54,479)    (67,591)   (23,632)  (16,780)
                                             -----------   ---------   --------   -------
   Ending units ..........................     1,069,453   1,111,277     80,860   105,506
                                             ===========   =========   ========   =======

                                                  FidVIPDyCap2              FidVIPGrIn
                                             ---------------------   -----------------------
                                                2004        2003        2004         2003
                                             ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........     (26,151)    (19,088)      58,884      178,782
   Realized gain (loss) on investments ...       8,321    (143,809)    (923,187)    (943,236)
   Change in unrealized gain (loss)
      on investments .....................     (22,847)    496,631      647,047    3,991,427
   Reinvested capital gains ..............          --          --           --           --
                                             ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     (40,677)    333,734     (217,256)   3,226,973
                                             ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     216,272     175,260      227,781      161,794
   Transfers between funds ...............    (139,575)     51,575     (349,786)    (160,096)
   Redemptions (note 3) ..................     (77,788)   (151,221)  (3,396,651)  (2,735,710)
   Annuity benefits ......................          --          --          (15)        (892)
   Annual contract maintenance charges
      (note 2) ...........................          --          --       (2,761)      (3,310)
   Contingent deferred sales charges
      (note 2) ...........................      (1,137)     (4,387)     (15,281)     (23,894)
   Adjustments to maintain reserves ......         783      (1,070)         472       (3,403)
                                             ---------   ---------   ----------   ----------
         Net equity transactions .........      (1,445)     70,157   (3,536,241)  (2,765,511)
                                             ---------   ---------   ----------   ----------

Net change in contract owners' equity ....     (42,122)    403,891   (3,753,497)     461,462
Contract owners' equity beginning of
   period ................................   3,888,328   2,870,056   32,450,994   30,536,843
                                             ---------   ---------   ----------   ----------
Contract owners' equity end of period ....   3,846,206   3,273,947   28,697,497   30,998,305
                                             =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     571,779     519,737    2,241,345    2,571,965
                                             ---------   ---------   ----------   ----------
   Units purchased .......................      44,612     168,356       67,246       95,762
   Units redeemed ........................     (46,459)   (156,940)    (310,574)    (331,388)
                                             ---------   ---------   ----------   ----------
   Ending units ..........................     569,932     531,153    1,998,017    2,336,339
                                             =========   =========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    FidVIPGrInS               FidVIPGrIn2
                                             ------------------------   -----------------------
                                                 2004         2003         2004         2003
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   109,647      230,729       24,624       64,062
   Realized gain (loss) on investments ...      (712,158)  (1,443,690)    (214,884)    (930,125)
   Change in unrealized gain (loss)
      on investments .....................       387,241    4,934,239       19,007    2,610,393
   Reinvested capital gains ..............            --           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (215,270)   3,721,278     (171,253)   1,744,330
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       197,610      151,923      754,973    1,558,842
   Transfers between funds ...............      (375,657)    (926,394)    (723,385)   1,255,317
   Redemptions (note 3) ..................    (1,798,392)  (1,536,141)    (680,373)    (535,889)
   Annuity benefits ......................            --       (4,159)          --           --
   Annual contract maintenance charges
      (note 2) ...........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................       (35,913)     (30,040)     (14,037)     (14,911)
   Adjustments to maintain reserves ......           544       (4,196)       3,390       (4,306)
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........    (2,011,808)  (2,349,007)    (659,432)   2,259,053
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    (2,227,078)   1,372,271     (830,685)   4,003,383
Contract owners' equity beginning
   of period .............................    36,708,432   33,518,982   19,586,061   14,463,378
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $34,481,354   34,891,253   18,755,376   18,466,761
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     3,186,392    3,561,810    2,256,250    2,031,206
                                             -----------   ----------   ----------   ----------
   Units purchased .......................        57,289       72,700      105,548      651,644
   Units redeemed ........................      (231,031)    (319,239)    (181,989)    (363,647)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................     3,012,650    3,315,271    2,179,809    2,319,203
                                             ===========   ==========   ==========   ==========

                                                     FidVIPGrOp                FidVIPGrOpS
                                             -------------------------   -----------------------
                                                 2004          2003         2004         2003
                                             -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      (207,409)      230,158      (10,271)      64,085
   Realized gain (loss) on investments ...    (4,704,693)   (8,254,183)  (1,310,845)  (2,574,888)
   Change in unrealized gain (loss)
      on investments .....................     5,940,645    23,851,885    1,658,135    6,522,135
   Reinvested capital gains ..............            --            --           --           --
                                             -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     1,028,543    15,827,860      337,019    4,011,332
                                             -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       804,680     1,237,972      159,236      140,908
   Transfers between funds ...............    (2,326,422)   (4,316,181)    (786,663)  (1,070,457)
   Redemptions (note 3) ..................   (17,238,930)  (13,884,689)  (1,677,408)  (1,544,057)
   Annuity benefits ......................       (13,353)       (3,417)          --           --
   Annual contract maintenance charges
      (note 2) ...........................       (19,297)      (22,255)          --           --
   Contingent deferred sales charges
      (note 2) ...........................       (44,268)      (68,294)     (26,875)     (33,689)
   Adjustments to maintain reserves ......         4,623        (7,584)         649         (643)
                                             -----------   -----------   ----------   ----------
         Net equity transactions .........   (18,832,967)  (17,064,448)  (2,331,061)  (2,507,938)
                                             -----------   -----------   ----------   ----------

Net change in contract owners' equity ....   (17,804,424)   (1,236,588)  (1,994,042)   1,503,394
Contract owners' equity beginning
   of period .............................   149,447,399   143,474,272   39,725,388   34,909,704
                                             -----------   -----------   ----------   ----------
Contract owners' equity end of period ....   131,642,975   142,237,684   37,731,346   36,413,098
                                             ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     9,018,711    11,062,424    4,718,108    5,326,989
                                             -----------   -----------   ----------   ----------
   Units purchased .......................        84,948       139,132       32,138       77,890
   Units redeemed ........................    (1,204,601)   (1,414,494)    (309,135)    (461,457)
                                             -----------   -----------   ----------   ----------
   Ending units ..........................     7,899,058     9,787,062    4,441,111    4,943,422
                                             ===========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                   FidVIPGrOp2              FidVIPMCap
                                             ----------------------   ---------------------
                                                2004         2003        2004        2003
                                             ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (20,758)     (5,940)    (22,840)     (4,557)
   Realized gain (loss) on investments ...     (150,999)   (657,659)     54,024     (48,365)
   Change in unrealized gain (loss)
      on investments .....................      227,125   1,428,262     149,227     256,940
   Reinvested capital gains ..............           --          --          --          --
                                             ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       55,368     764,663     180,411     204,018
                                             ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       39,717      55,143      87,540      67,592
   Transfers between funds ...............     (264,699)   (553,816)    276,414       7,030
   Redemptions (note 3) ..................     (251,688)   (166,628)   (214,585)   (103,074)
   Annuity benefits ......................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --      (2,171)     (2,284)
   Contingent deferred sales charges
      (note 2) ...........................       (6,551)     (6,098)     (2,149)     (1,623)
   Adjustments to maintain reserves ......        1,646      (3,184)         94          (4)
                                             ----------   ---------   ---------   ---------
         Net equity transactions .........     (481,575)   (674,583)    145,143     (32,363)
                                             ----------   ---------   ---------   ---------
Net change in contract owners' equity ....     (426,207)     90,080     325,554     171,655
Contract owners' equity beginning
   of period .............................    7,823,843   7,176,456   3,297,769   2,550,019
                                             ----------   ---------   ---------   ---------
Contract owners' equity end of period ....   $7,397,636   7,266,536   3,623,323   2,721,674
                                             ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................    1,135,191   1,328,408     147,072     155,616
                                             ----------   ---------   ---------   ---------
   Units purchased .......................       11,003      35,590      20,143      30,570
   Units redeemed ........................      (80,474)   (161,742)    (14,018)    (32,693)
                                             ----------   ---------   ---------   ---------
   Ending units ..........................    1,065,720   1,202,256     153,197     153,493
                                             ==========   =========   =========   =========

                                                   FidVIPMCapS               FidVIPMCap2
                                             -----------------------   -----------------------
                                                2004         2003         2004         2003
                                             ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........     (108,654)     (24,537)    (310,657)     (92,755)
   Realized gain (loss) on investments ...      438,481     (322,887)     335,354     (167,569)
   Change in unrealized gain (loss)
      on investments .....................      840,335    1,626,561    2,447,311    2,453,633
   Reinvested capital gains ..............           --           --           --           --
                                             ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    1,170,162    1,279,137    2,472,008    2,193,309
                                             ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      157,545      117,906    4,631,398    3,527,391
   Transfers between funds ...............     (212,986)    (412,718)     880,708       42,052
   Redemptions (note 3) ..................     (951,818)    (926,369)  (1,997,561)    (808,952)
   Annuity benefits ......................           --           --           --           --
   Annual contract maintenance charges
      (note 2) ...........................           --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................      (22,876)     (28,510)     (54,402)     (25,659)
   Adjustments to maintain reserves ......        1,123         (586)      16,003       (5,217)
                                             ----------   ----------   ----------   ----------
         Net equity transactions .........   (1,029,012)  (1,250,277)   3,476,146    2,729,615
                                             ----------   ----------   ----------   ----------
Net change in contract owners' equity ....      141,150       28,860    5,948,154    4,922,924
Contract owners' equity beginning
   of period .............................   21,494,305   17,266,663   44,434,522   24,940,094
                                             ----------   ----------   ----------   ----------
Contract owners' equity end of period ....   21,635,455   17,295,523   50,382,676   29,863,018
                                             ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................      950,947    1,047,270    2,836,613    2,143,293
                                             ----------   ----------   ----------   ----------
   Units purchased .......................       50,056       50,065      504,738      421,381
   Units redeemed ........................      (94,620)    (128,745)    (280,944)    (163,280)
                                             ----------   ----------   ----------   ----------
   Ending units ..........................      906,383      968,590    3,060,407    2,401,394
                                             ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                 FidVIPValS            FidVIPValS2
                                             ------------------   ---------------------
                                               2004       2003       2004       2003
                                             --------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $ (1,715)     (422)    (48,745)     (9,229)
   Realized gain (loss) on investments ...      5,236      (106)    408,972       2,787
   Change in unrealized gain (loss)
      on investments .....................     12,837    16,905     (98,535)    357,329
   Reinvested capital gains ..............        699        --      18,031          --
                                             --------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     17,057    16,377     279,723     350,887
                                             --------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    112,469    78,116   1,189,313     878,153
   Transfers between funds ...............     (1,824)       --     679,405     442,275
   Redemptions (note 3) ..................     (5,137)     (281)   (330,810)    (34,539)
   Annuity benefits ......................         --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................         --        --          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (317)       (2)     (7,761)        (39)
   Adjustments to maintain reserves ......        (32)        3       1,652        (355)
                                             --------   -------   ---------   ---------
         Net equity transactions .........    105,159    77,836   1,531,799   1,285,495
                                             --------   -------   ---------   ---------

Net change in contract owners' equity ....    122,216    94,213   1,811,522   1,636,382
Contract owners' equity beginning
   of period .............................    272,822    63,181   6,494,435     809,528
                                             --------   -------   ---------   ---------
Contract owners' equity end of period ....   $395,038   157,394   8,305,957   2,445,910
                                             ========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................     22,081     7,968     558,223     108,052
                                             --------   -------   ---------   ---------
   Units purchased .......................      9,798     8,493     369,411     201,851
   Units redeemed ........................     (1,441)      (37)   (247,235)    (38,788)
                                             --------   -------   ---------   ---------
   Ending units ..........................     30,438    16,424     680,399     271,115
                                             ========   =======   =========   =========

                                                 FrVIPRisDiv          FrVIPForSec
                                             -------------------   -----------------
                                                2004       2003      2004      2003
                                             ---------   -------   -------   -------
Investment activity:
   Net investment income (loss) ..........       5,134     3,931     3,406     1,804
   Realized gain (loss) on investments ...       4,174       (30)   13,583       (32)
   Change in unrealized gain (loss)
      on investments .....................      35,385    21,833    (9,378)    5,303
   Reinvested capital gains ..............      25,942    19,108        --        --
                                             ---------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      70,635    44,842     7,611     7,075
                                             ---------   -------   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     846,189   364,580   262,875    61,524
   Transfers between funds ...............      37,237     5,303   (36,744)      701
   Redemptions (note 3) ..................     (27,265)   (3,681)   (4,022)       --
   Annuity benefits ......................          --        --        --        --
   Annual contract maintenance charges
      (note 2) ...........................          --        --        --        --
   Contingent deferred sales charges
      (note 2) ...........................        (803)     (137)     (222)       --
   Adjustments to maintain reserves ......          92       (11)        3       (15)
                                             ---------   -------   -------   -------
         Net equity transactions .........     855,450   366,054   221,890    62,210
                                             ---------   -------   -------   -------
Net change in contract owners' equity ....     926,085   410,896   229,501    69,285
Contract owners' equity beginning
   of period .............................   1,140,788   245,943   239,297    42,825
                                             ---------   -------   -------   -------
Contract owners' equity end of period ....   2,066,873   656,839   468,798   112,110
                                             =========   =======   =======   =======
CHANGES IN UNITS:
   Beginning units .......................     103,449    27,539    23,502     5,514
                                             ---------   -------   -------   -------
   Units purchased .......................      79,281    42,011    25,671     7,983
   Units redeemed ........................      (2,665)     (460)   (4,497)      (22)
                                             ---------   -------   -------   -------
   Ending units ..........................     180,065    69,090    44,676    13,475
                                             =========   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                               GVITIntVal3       GVITDMidCapI
                                             --------------   -----------------
                                               2004    2003     2004      2003
                                             -------   ----   -------   -------
Investment activity:
   Net investment income (loss) ..........   $   542    --     (1,853)     (388)
   Realized gain (loss) on investments ...        --    --      5,760         5
   Change in unrealized gain (loss)
      on investments .....................      (176)   --     23,177    14,458
   Reinvested capital gains ..............        --    --         --        --
                                             -------   ---    -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       366    --     27,084    14,075
                                             -------   ---    -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    63,671    --    396,864    79,593
   Transfers between funds ...............    17,779    --     22,112       212
   Redemptions (note 3) ..................        --    --    (10,808)   (3,647)
   Annuity benefits ......................        --    --         --        --
   Annual contract maintenance charges
      (note 2) ...........................        --    --         --        --
   Contingent deferred sales charges
      (note 2) ...........................        --    --       (399)     (114)
   Adjustments to maintain reserves ......         2    --         60       (19)
                                             -------   ---    -------   -------
         Net equity transactions .........    81,452    --    407,829    76,025
                                             -------   ---    -------   -------

Net change in contract owners' equity ....    81,818    --    434,913    90,100
Contract owners' equity beginning of
   period ................................        --    --    385,335    68,339
                                             -------   ---    -------   -------
Contract owners' equity end of period ....   $81,818    --    820,248   158,439
                                             =======   ===    =======   =======

CHANGES IN UNITS:
   Beginning units .......................        --    --     35,096     8,310
                                             -------   ---    -------   -------
   Units purchased .......................     6,062    --     37,714     9,481
   Units redeemed ........................        --    --     (1,777)     (472)
                                             -------   ---    -------   -------
   Ending units ..........................     6,062    --     71,033    17,319
                                             =======   ===    =======   =======

                                                  GVITDMidCap2          GVITEmMrkts2
                                             ---------------------   -------------------
                                                2004        2003        2004      2003
                                             ---------   ---------   ---------   -------
Investment activity:
   Net investment income (loss) ..........     (31,800)     (9,105)    (13,910)   (1,958)
   Realized gain (loss) on investments ...     164,703      46,473     327,403     1,489
   Change in unrealized gain (loss)
      on investments .....................     176,335     240,684    (477,974)   90,436
   Reinvested capital gains ..............          --          --      14,374        --
                                             ---------   ---------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     309,238     278,052    (150,107)   89,967
                                             ---------   ---------   ---------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     976,113   1,309,447     207,306   262,975
   Transfers between funds ...............     105,249     (10,723)    486,951   (28,044)
   Redemptions (note 3) ..................    (194,071)    (61,076)   (107,127)  (44,473)
   Annuity benefits ......................          --          --          --        --
   Annual contract maintenance charges
      (note 2) ...........................          --          --          --        --
   Contingent deferred sales charges
      (note 2) ...........................      (6,044)     (1,808)     (2,239)   (1,660)
   Adjustments to maintain reserves ......         949        (200)        709      (186)
                                             ---------   ---------   ---------   -------
         Net equity transactions .........     882,196   1,235,640     585,600   188,612
                                             ---------   ---------   ---------   -------

Net change in contract owners' equity ....   1,191,434   1,513,692     435,493   278,579
Contract owners' equity beginning of
   period ................................   5,887,850   1,344,861   1,563,181   461,497
                                             ---------   ---------   ---------   -------
Contract owners' equity end of period ....   7,079,284   2,858,553   1,998,674   740,076
                                             =========   =========   =========   =======

CHANGES IN UNITS:
   Beginning units .......................     562,754     170,381     119,362    57,258
                                             ---------   ---------   ---------   -------
   Units purchased .......................     168,518     230,736     119,745    52,166
   Units redeemed ........................     (87,025)    (75,364)    (83,221)  (29,634)
                                             ---------   ---------   ---------   -------
   Ending units ..........................     644,247     325,753     155,886    79,790
                                             =========   =========   =========   =======

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                               GVITEmMrkts6           GVITGvtBd
                                             ---------------   -----------------------
                                               2004     2003      2004         2003
                                             --------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   (107)   --       866,826      476,984
   Realized gain (loss) on investments ...         (2)   --      (128,749)     148,411
   Change in unrealized gain (loss) on
      investments ........................      3,168    --    (1,522,358)      88,838
   Reinvested capital gains ..............         --    --       595,387       40,363
                                             --------   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      3,059    --      (188,894)     754,596
                                             --------   ---    ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     35,214    --     3,182,478   16,479,112
   Transfers between funds ...............     62,932    --    (3,452,329)    (235,729)
   Redemptions (note 3) ..................         (7)   --    (1,929,432)  (1,188,980)
   Annuity benefits ......................         --    --            --           --
   Annual contract maintenance charges
      (note 2) ...........................         --    --            --           --
   Contingent deferred sales charges
      (note 2) ...........................         --    --       (79,248)     (22,005)
   Adjustments to maintain reserves ......         --    --           119        1,617
                                             --------   ---    ----------   ----------
         Net equity transactions .........     98,139    --    (2,278,412)  15,034,015
                                             --------   ---    ----------   ----------

Net change in contract owners' equity ....    101,198    --    (2,467,306)  15,788,611
Contract owners' equity beginning
   of period .............................         --    --    32,173,064   20,858,722
                                             --------   ---    ----------   ----------
Contract owners' equity end of period ....   $101,198    --    29,705,758   36,647,333
                                             ========   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................         --    --     2,897,500    1,894,099
                                             --------   ---    ----------   ----------
   Units purchased .......................     10,458    --       376,700    2,866,441
   Units redeemed ........................         (1)   --      (579,614)  (1,520,995)
                                             --------   ---    ----------   ----------
   Ending units ..........................     10,457    --     2,694,586    3,239,545
                                             ========   ===    ==========   ==========

                                                    GVITIDAgg                 GVITIDCon
                                             ----------------------   -----------------------
                                                2004         2003        2004         2003
                                             ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      (37,694)      2,071      130,555      124,571
   Realized gain (loss) on investments ...      382,367      (2,822)     230,341      (13,276)
   Change in unrealized gain (loss) on
      investments ........................      (54,526)    499,694     (409,976)     496,911
   Reinvested capital gains ..............      139,036          --      153,964           --
                                             ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      429,183     498,943      104,884      608,206
                                             ----------   ---------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    4,637,470   2,918,840    4,572,743   14,413,730
   Transfers between funds ...............      275,470      23,765   (1,659,427)   1,803,322
   Redemptions (note 3) ..................     (982,015)    (79,293)  (1,563,405)    (883,351)
   Annuity benefits ......................           --          --           --           --
   Annual contract maintenance charges
      (note 2) ...........................           --          --           --           --
   Contingent deferred sales charges
      (note 2) ...........................      (24,871)     (2,543)     (54,910)      (6,633)
   Adjustments to maintain reserves ......          815        (338)       1,279         (153)
                                             ----------   ---------   ----------   ----------
         Net equity transactions .........    3,906,869   2,860,431    1,296,280   15,326,915
                                             ----------   ---------   ----------   ----------

Net change in contract owners' equity ....    4,336,052   3,359,374    1,401,164   15,935,121
Contract owners' equity beginning
   of period .............................   12,659,702   2,116,196   35,404,679    8,755,969
                                             ----------   ---------   ----------   ----------
Contract owners' equity end of period ....   16,995,754   5,475,570   36,805,843   24,691,090
                                             ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    1,174,265     255,545    3,348,427      881,738
                                             ----------   ---------   ----------   ----------
   Units purchased .......................      599,847     356,928      620,683    1,824,022
   Units redeemed ........................     (245,329)    (12,418)    (499,235)    (298,031)
                                             ----------   ---------   ----------   ----------
   Ending units ..........................    1,528,783     600,055    3,469,875    2,407,729
                                             ==========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      GVITIDMod                GVITIDModAgg
                                             -------------------------   -----------------------
                                                 2004          2003         2004         2003
                                             ------------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $    103,629      162,457      (31,051)      34,028
   Realized gain (loss) on investments            226,484       (5,956)      92,357      (80,403)
   Change in unrealized gain (loss)
      on investments .....................      1,198,416    3,830,406      822,471    1,735,116
   Reinvested capital gains ..............        473,445           --      255,392           --
                                             ------------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ......................      2,001,974    3,986,907    1,139,169    1,688,741
                                             ------------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     23,336,814   38,022,454    8,632,698   14,011,754
   Transfers between funds ...............      1,823,045    2,714,426    2,461,666       83,947
   Redemptions (note 3) ..................     (5,664,307)  (1,221,381)  (1,497,667)    (643,889)
   Annuity benefits ......................             --           --           --           --
   Annual contract maintenance charges
      (note 2) ...........................             --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................       (138,958)     (42,967)     (39,589)     (31,207)
   Adjustments to maintain reserves ......          7,997       (2,023)       3,888         (745)
                                             ------------   ----------   ----------   ----------
         Net equity transactions .........     19,364,591   39,470,509    9,560,996   13,419,860
                                             ------------   ----------   ----------   ----------

Net change in contract owners' equity ....     21,366,565   43,457,416   10,700,165   15,108,601
Contract owners' equity beginning
   of period .............................    108,655,956   20,515,389   42,285,245    8,409,020
                                             ------------   ----------   ----------   ----------
Contract owners' equity end of period ....   $130,022,521   63,972,805   52,985,410   23,517,621
                                             ============   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     10,125,266    2,265,379    3,925,388      974,155
                                             ------------   ----------   ----------   ----------
   Units purchased .......................      2,781,018    4,669,348    1,127,475    1,684,201
   Units redeemed ........................     (1,001,370)    (342,342)    (255,098)    (152,123)
                                             ------------   ----------   ----------   ----------
   Ending units ..........................     11,904,914    6,592,385    4,797,765    2,506,233
                                             ============   ==========   ==========   ==========

                                                    GVITIDModCon         GVITIntVal6
                                             -----------------------   --------------
                                                2004         2003        2004    2003
                                             ----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ..........      132,189      131,101     1,216    --
   Realized gain (loss) on investments          220,405      (45,869)        1    --
   Change in unrealized gain (loss)
      on investments .....................     (184,548)   1,305,485     3,263    --
   Reinvested capital gains ..............      219,623           --        --    --
                                             ----------   ----------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      387,669    1,390,717     4,480    --
                                             ----------   ----------   -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    6,602,223   18,034,679    39,392    --
   Transfers between funds ...............       76,654     (172,998)  124,418    --
   Redemptions (note 3) ..................   (1,586,215)    (554,160)       --    --
   Annuity benefits ......................           --           --        --    --
   Annual contract maintenance charges
      (note 2) ...........................           --           --        --    --
   Contingent deferred sales charges
      (note 2) ...........................      (57,361)     (14,082)       --    --
   Adjustments to maintain reserves ......        2,649         (779)       --    --
                                             ----------   ----------   -------   ---
      Net equity transactions ............    5,037,950   17,292,660   163,810    --
                                             ----------   ----------   -------   ---

Net change in contract owners' equity ....    5,425,619   18,683,377   168,290    --
Contract owners' equity beginning
   of period .............................   44,183,731   12,841,716        --    --
                                             ----------   ----------   -------   ---
Contract owners' equity end of period ....   49,609,350   31,525,093   168,290    --
                                             ==========   ==========   =======   ===

CHANGES IN UNITS:
   Beginning units .......................    4,126,406    1,345,876        --    --
                                             ----------   ----------   -------   ---
   Units purchased .......................      833,811    2,051,211    16,242    --
   Units redeemed ........................     (368,648)    (255,300)       --    --
                                             ----------   ----------   -------   ---
   Ending units ..........................    4,591,569    3,141,787    16,242    --
                                             ==========   ==========   =======   ===

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     GVITMyMkt                GVITSmCapGr2
                                             -------------------------   ---------------------
                                                 2004          2003         2004        2003
                                             -----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $   (92,653)      (65,948)    (21,563)    (10,437)
   Realized gain (loss) on investments ...            --            --      83,013      13,536
   Change in unrealized gain (loss)
      on investments .....................            --            --      34,475     286,365
   Reinvested capital gains ..............            --            --          --          --
                                             -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       (92,653)      (65,948)     95,925     289,464
                                             -----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     3,669,033    13,672,458     181,320     792,368
   Transfers between funds ...............     1,520,040   (20,426,931)    214,363      52,267
   Redemptions (note 3) ..................    (3,074,604)   (5,258,597)   (159,362)    (38,371)
   Annuity benefits ......................            --            --          --          --
   Annual contract maintenance charges
      (note 2) ...........................            --            --          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (86,646)      (49,541)     (8,305)     (1,137)
   Adjustments to maintain reserves ......            26          (202)        420        (427)
                                             -----------   -----------   ---------   ---------
         Net equity transactions .........     2,027,849   (12,062,813)    228,436     804,700
                                             -----------   -----------   ---------   ---------

Net change in contract owners' equity ....     1,935,196   (12,128,761)    324,361   1,094,164
Contract owners' equity beginning
   of period .............................    23,492,068    32,559,252   3,471,151   1,197,349
                                             -----------   -----------   ---------   ---------
Contract owners' equity end of period ....   $25,427,264    20,430,491   3,795,512   2,291,513
                                             ===========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................     2,346,235     3,211,806     366,267     167,244
                                             -----------   -----------   ---------   ---------
   Units purchased .......................     2,217,359    21,241,928      72,431     317,411
   Units redeemed ........................    (2,011,810)  (22,421,314)    (48,763)   (206,285)
                                             -----------   -----------   ---------   ---------
   Ending units ..........................     2,551,784     2,032,420     389,935     278,370
                                             ===========   ===========   =========   =========

                                               GVITSmCapVal          GVITSmCapVal2
                                             -----------------   ---------------------
                                               2004      2003       2004        2003
                                             -------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........    (2,822)     (117)    (46,126)     (7,717)
   Realized gain (loss) on investments ...    14,977       (24)    319,882      (8,880)
   Change in unrealized gain (loss)
      on investments .....................     5,151     3,507     (26,881)    272,141
   Reinvested capital gains ..............        --        --          --          --
                                             -------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    17,306     3,366     246,875     255,544
                                             -------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   285,023    95,780     587,329     840,339
   Transfers between funds ...............     8,056      (150)    538,908     164,142
   Redemptions (note 3) ..................    (8,633)       (1)   (212,591)    (36,445)
   Annuity benefits ......................        --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................        --        --          --          --
   Contingent deferred sales charges
      (note 2) ...........................      (362)       --      (6,725)       (954)
   Adjustments to maintain reserves ......        71       (18)      2,344        (380)
                                             -------   -------   ---------   ---------
         Net equity transactions .........   284,155    95,611     909,265     966,702
                                             -------   -------   ---------   ---------

Net change in contract owners' equity ....   301,461    98,977   1,156,140   1,222,246
Contract owners' equity beginning
   of period .............................   266,670     8,098   6,135,019     799,034
                                             -------   -------   ---------   ---------
Contract owners' equity end of period ....   568,131   107,075   7,291,159   2,021,280
                                             =======   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................    23,228     1,074     559,038     112,208
                                             -------   -------   ---------   ---------
   Units purchased .......................    26,946    10,879     190,745     171,417
   Units redeemed ........................    (3,806)      (22)   (114,955)    (43,503)
                                             -------   -------   ---------   ---------
   Ending units ..........................    46,368    11,931     634,828     240,122
                                             =======   =======   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                  GVITSmComp            GVITSmComp2
                                             -------------------   ---------------------
                                                2004      2003       2004         2003
                                             ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (3,142)     (474)    (31,392)    (10,239)
   Realized gain (loss) on investments ...       3,186        19     220,101     (29,018)
   Change in unrealized gain (loss)
      on investments .....................      33,942    18,455      74,853     316,998
   Reinvested capital gains ..............          --        --          --          --
                                             ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      33,986    18,000     263,562     277,741
                                             ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     238,026   149,393     570,646     943,317
   Transfers between funds ...............      (2,505)    4,370   1,094,194     444,112
   Redemptions (note 3) ..................      (1,749)   (1,553)   (230,048)    (81,242)
   Annuity benefits ......................          --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................          --        --          --          --
   Contingent deferred sales charges
      (note 2) ...........................         (72)     (110)    (10,159)     (1,768)
   Adjustments to maintain reserves ......         114        (8)        796        (311)
                                             ---------   -------   ---------   ---------
         Net equity transactions .........     233,814   152,092   1,425,429   1,304,108
                                             ---------   -------   ---------   ---------

Net change in contract owners' equity ....     267,800   170,092   1,688,991   1,581,849
Contract owners' equity beginning
   of period .............................     451,750    38,430   4,351,383   1,141,193
                                             ---------   -------   ---------   ---------
Contract owners' equity end of period ....   $ 719,550   208,522   6,040,374   2,723,042
                                             =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      39,888     4,671     371,625     135,334
                                             ---------   -------   ---------   ---------
   Units purchased .......................      21,281    17,826     209,294     173,047
   Units redeemed ........................        (768)     (285)    (94,028)    (25,457)
                                             ---------   -------   ---------   ---------
   Ending units ..........................      60,401    22,212     486,891     282,924
                                             =========   =======   =========   =========

                                                JanRMgCore           MFSInvGrStS
                                             ----------------   ---------------------
                                              2004      2003       2004        2003
                                             -------   ------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........       509      (42)    (32,544)    (12,545)
   Realized gain (loss) on investments ...     6,174      (39)     36,057        (136)
   Change in unrealized gain (loss)
      on investments .....................     7,291     (766)     78,049     278,999
   Reinvested capital gains ..............        --       --          --          --
                                             -------   ------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    13,974     (847)     81,562     266,318
                                             -------   ------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   120,023   71,129     774,511   1,220,538
   Transfers between funds ...............    43,164      222     184,378     378,691
   Redemptions (note 3) ..................    (3,267)      --    (176,388)    (53,536)
   Annuity benefits ......................        --       --          --          --
   Annual contract maintenance charges
      (note 2) ...........................        --       --          --          --
   Contingent deferred sales charges
      (note 2) ...........................        (5)      --      (4,483)     (1,324)
   Adjustments to maintain reserves ......        42       (2)        431        (439)
                                             -------   ------   ---------   ---------
         Net equity transactions .........   159,957   71,349     778,449   1,543,930
                                             -------   ------   ---------   ---------

Net change in contract owners' equity ....   173,931   70,502     860,011   1,810,248
Contract owners' equity beginning
   of period .............................   150,570       --   4,379,571   1,026,789
                                             -------   ------   ---------   ---------
Contract owners' equity end of period ....   324,501   70,502   5,239,582   2,837,037
                                             =======   ======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................    12,354       --     483,758     137,254
                                             -------   ------   ---------   ---------
   Units purchased .......................    16,431    7,971     137,157     208,686
   Units redeemed ........................    (3,747)  (1,322)    (51,339)     (7,811)
                                             -------   ------   ---------   ---------
   Ending units ..........................    25,038    6,649     569,576     338,129
                                             =======   ======   =========   =========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                   MFSMidCapGrS            MFSNewDiscS
                                             ----------------------   ---------------------
                                                2004         2003        2004        2003
                                             ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (51,126)    (17,474)    (32,196)    (13,889)
   Realized gain (loss) on investments ...      154,878      (5,014)    190,218     (13,859)
   Change in unrealized gain (loss)
      on investments .....................      412,710     493,992    (164,072)    342,881
   Reinvested capital gains ..............           --          --          --          --
                                             ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting
         from operations                        516,462     471,504      (6,050)    315,133
                                             ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      895,566   1,507,256     242,587   1,219,802
   Transfers between funds ...............       29,621      69,336    (398,406)    243,588
   Redemptions (note 3) ..................     (186,195)    (75,305)    (84,637)    (33,552)
   Annuity benefits ......................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (4,460)     (1,435)     (2,897)     (1,640)
   Adjustments to maintain reserves ......        1,144        (955)        460        (434)
                                             ----------   ---------   ---------   ---------
         Net equity transactions .........      735,676   1,498,897    (242,893)  1,427,764
                                             ----------   ---------   ---------   ---------

Net change in contract owners' equity ....    1,252,138   1,970,401    (248,943)  1,742,897
Contract owners' equity beginning
   of period .............................    6,682,965   1,804,391   4,906,118   1,374,831
                                             ----------   ---------   ---------   ---------
Contract owners' equity end of period ....   $7,935,103   3,774,792   4,657,175   3,117,728
                                             ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      782,319     284,611     516,432     190,543
                                             ----------   ---------   ---------   ---------
   Units purchased .......................      169,990     324,607      65,134     213,883
   Units redeemed ........................      (88,865)   (100,426)    (91,618)    (18,188)
                                             ----------   ---------   ---------   ---------
   Ending units ..........................      863,444     508,792     489,948     386,238
                                             ==========   =========   =========   =========

                                                     MFSValS               OppCapApS
                                             ---------------------   ----------------------
                                                2004        2003        2004         2003
                                             ---------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........     (13,691)    (12,273)     (74,009)    (18,572)
   Realized gain (loss) on investments ...     182,927     (60,152)     364,023     (22,632)
   Change in unrealized gain (loss)
      on investments .....................    (104,295)    327,713      (48,096)    784,433
   Reinvested capital gains ..............      97,683          --           --          --
                                             ---------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting
         from operations                       162,624     255,288      241,918     743,229
                                             ---------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     685,299   1,799,903    2,995,940   3,758,330
   Transfers between funds ...............    (269,477)   (217,792)    (613,429)    488,013
   Redemptions (note 3) ..................    (260,255)    (43,383)    (416,723)   (133,423)
   Annuity benefits ......................          --          --           --          --
   Annual contract maintenance charges
      (note 2) ...........................          --          --           --          --
   Contingent deferred sales charges
      (note 2) ...........................      (7,919)       (935)     (15,760)     (3,830)
   Adjustments to maintain reserves ......         793        (533)       2,743      (1,358)
                                             ---------   ---------   ----------   ---------
         Net equity transactions .........     148,441   1,537,260    1,952,771   4,107,732
                                             ---------   ---------   ----------   ---------

Net change in contract owners' equity ....     311,065   1,792,548    2,194,689   4,850,961
Contract owners' equity beginning
   of period .............................   5,972,049   1,894,709   14,953,724   3,964,545
                                             ---------   ---------   ----------   ---------
Contract owners' equity end of period ....   6,283,114   3,687,257   17,148,413   8,815,506
                                             =========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................     567,227     221,613    1,504,622     514,036
                                             ---------   ---------   ----------   ---------
   Units purchased .......................      98,062     908,651      457,927     649,398
   Units redeemed ........................     (83,485)   (726,856)    (263,389)   (137,385)
                                             ---------   ---------   ----------   ---------
   Ending units ..........................     581,804     403,408    1,699,160   1,026,049
                                             =========   =========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                 OppGlSec3         OppGlSec4
                                             ---------------   ----------------
                                               2004     2003      2004     2003
                                             --------   ----   ---------   ----
Investment activity:
   Net investment income (loss) ..........   $   (129)    --      (2,166)    --
   Realized gain (loss) on investments ...         (1)    --        (364)    --
   Change in unrealized gain (loss)
      on investments .....................      2,714     --      48,956     --
   Reinvested capital gains ..............         --     --          --     --
                                             --------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      2,584     --      46,426     --
                                             --------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     81,497     --     261,919     --
   Transfers between funds ...............     24,268     --   1,571,289     --
   Redemptions (note 3) ..................         --     --      (7,967)    --
   Annuity benefits ......................         --     --          --     --
   Annual contract maintenance charges
      (note 2) ...........................         --     --          --     --
   Contingent deferred sales charges
      (note 2) ...........................         --     --        (284)    --
   Adjustments to maintain reserves ......         10     --         (36)    --
                                             --------    ---   ---------    ---
         Net equity transactions .........    105,775     --   1,824,921     --
                                             --------    ---   ---------    ---

Net change in contract owners' equity ....    108,359     --   1,871,347     --
Contract owners' equity beginning
   of period .............................         --     --          --     --
                                             --------    ---   ---------    ---
Contract owners' equity end of period ....   $108,359     --   1,871,347     --
                                             ========    ===   =========    ===

CHANGES IN UNITS:
   Beginning units .......................         --     --          --     --
                                             --------    ---   ---------    ---
   Units purchased .......................     10,176     --     186,868     --
   Units redeemed ........................         --     --      (1,393)    --
                                             --------    ---   ---------    ---
   Ending units ..........................     10,176     --     185,475     --
                                             ========    ===   =========    ===

                                                 OppGlSec              OppGlSecS
                                             -----------------   -----------------------
                                               2004      2003       2004         2003
                                             -------   -------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........     4,235        69       61,820        8,761
   Realized gain (loss) on investments ...    10,280       (90)     496,006      752,144
   Change in unrealized gain (loss)
      on investments .....................    (6,123)   19,571     (350,692)     360,446
   Reinvested capital gains ..............        --        --           --           --
                                             -------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     8,392    19,550      207,134    1,121,351
                                             -------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   306,455   150,976      870,078    2,529,330
   Transfers between funds ...............    12,065        (1)  (1,032,703)   3,428,056
   Redemptions (note 3) ..................    (7,299)     (850)    (273,734)    (108,603)
   Annuity benefits ......................        --        --           --           --
   Annual contract maintenance charges
      (note 2) ...........................        --        --           --           --
   Contingent deferred sales charges
      (note 2) ...........................       (14)      (30)      (7,772)      (2,615)
   Adjustments to maintain reserves ......        52        (2)       2,367       (2,942)
                                             -------   -------   ----------   ----------
         Net equity transactions .........   311,259   150,093     (441,764)   5,843,226
                                             -------   -------   ----------   ----------

Net change in contract owners' equity ....   319,651   169,643     (234,630)   6,964,577
Contract owners' equity beginning
   of period .............................   423,082    44,600   11,125,344    3,647,480
                                             -------   -------   ----------   ----------
Contract owners' equity end of period ....   742,733   214,243   10,890,714   10,612,057
                                             =======   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    38,245     5,633    1,001,034      462,585
                                             -------   -------   ----------   ----------
   Units purchased .......................    30,015    18,956      205,234    5,570,829
   Units redeemed ........................    (3,240)     (115)    (251,306)  (4,818,142)
                                             -------   -------   ----------   ----------
   Ending units ..........................    65,020    24,474      954,962    1,215,272
                                             =======   =======   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                   OppHighInc             OppMSFundS
                                             --------------------   ----------------------
                                                2004        2003       2004         2003
                                             ----------   -------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........   $   86,649    23,954        6,246      12,480
   Realized gain (loss) on investments ...          683     5,371       19,959     (32,679)
   Change in unrealized gain (loss)
      on investments .....................      (71,570)   29,301      223,326     678,110
   Reinvested capital gains ..............           --        --           --          --
                                             ----------   -------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       15,762    58,626      249,531     657,911
                                             ----------   -------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      432,072   509,142    2,250,022   4,488,483
   Transfers between funds ...............       25,182     9,142       88,315     175,229
   Redemptions (note 3) ..................      (15,185)   (3,343)    (378,784)   (126,506)
   Annuity benefits ......................           --        --           --          --
   Annual contract maintenance charges
      (note 2) ...........................           --        --           --          --
   Contingent deferred sales charges
      (note 2) ...........................         (195)       --       (7,995)     (1,439)
   Adjustments to maintain reserves ......            5       (11)       2,227      (1,012)
                                             ----------   -------   ----------   ---------
         Net equity transactions .........      441,879   514,930    1,953,785   4,534,755
                                             ----------   -------   ----------   ---------

Net change in contract owners' equity ....      457,641   573,556    2,203,316   5,192,666
Contract owners' equity beginning
   of period .............................    1,332,616   211,638   14,373,700   3,613,964
                                             ----------   -------   ----------   ---------
Contract owners' equity end of period ....   $1,790,257   785,194   16,577,016   8,806,630
                                             ==========   =======   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................      112,870    21,980    1,412,782     443,060
                                             ----------   -------   ----------   ---------
   Units purchased .......................       38,590    49,894      283,782     581,696
   Units redeemed ........................       (1,484)     (428)     (95,947)    (37,729)
                                             ----------   -------   ----------   ---------
   Ending units ..........................      149,976    71,446    1,600,617     987,027
                                             ==========   =======   ==========   =========

                                                 OppMSSmCap           OppStratBdS
                                             -----------------   ----------------------
                                               2004      2003       2004        2003
                                             -------   -------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........    (3,302)     (731)     691,264     325,185
   Realized gain (loss) on investments ...    13,753    (1,161)     199,996      29,280
   Change in unrealized gain (loss)
      on investments .....................    13,815    31,074   (1,040,661)    216,975
   Reinvested capital gains ..............        --        --           --          --
                                             -------   -------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    24,266    29,182     (149,401)    571,440
                                             -------   -------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   236,842   151,804    2,534,410   4,633,796
   Transfers between funds ...............   (17,467)     (334)     183,207     881,936
   Redemptions (note 3) ..................   (14,103)     (365)    (856,417)   (435,915)
   Annuity benefits ......................        --        --           --          --
   Annual contract maintenance charges
      (note 2) ...........................        --        --           --          --
   Contingent deferred sales charges
      (note 2) ...........................      (363)      (13)     (12,266)    (16,250)
   Adjustments to maintain reserves ......        16       (15)       1,464         308
                                             -------   -------   ----------   ---------
         Net equity transactions .........   204,925   151,077    1,850,398   5,063,875
                                             -------   -------   ----------   ---------

Net change in contract owners' equity ....   229,191   180,259    1,700,997   5,635,315
Contract owners' equity beginning
   of period .............................   474,752    66,169   15,070,705   4,126,784
                                             -------   -------   ----------   ---------
Contract owners' equity end of period ....   703,943   246,428   16,771,702   9,762,099
                                             =======   =======   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................    39,780     7,916    1,241,682     393,065
                                             -------   -------   ----------   ---------
   Units purchased .......................    21,107    17,714      435,193     607,187
   Units redeemed ........................    (4,645)     (107)    (286,279)   (146,384)
                                             -------   -------   ----------   ---------
   Ending units ..........................    56,242    25,523    1,390,596     853,868
                                             =======   =======   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                 PVTDiscGro          PVTGroInc
                                             ------------------   ----------------
                                               2004       2003      2004     2003
                                             --------   -------   -------  -------
Investment activity:
   Net investment income (loss) ..........   $ (2,953)     (317)    5,606      (49)
   Realized gain (loss) on investments ...      3,390       (45)    5,896      534
   Change in unrealized gain (loss)
      on investments .....................      6,513    19,284     5,523      218
   Reinvested capital gains ..............         --        --        --       --
                                             --------   -------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      6,950    18,922    17,025      703
                                             --------   -------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    149,711    97,249    53,151    8,215
   Transfers between funds ...............     29,797       814     7,331   25,360
   Redemptions (note 3) ..................    (13,423)     (765)   (8,368)    (183)
   Annuity benefits ......................         --        --        --       --
   Annual contract maintenance charges
      (note 2) ...........................         --        --        --       --
   Contingent deferred sales charges
      (note 2) ...........................        (30)       --      (298)     (20)
   Adjustments to maintain reserves ......         46        (5)       (6)     (13)
                                             --------   -------   -------   ------
         Net equity transactions .........    166,101    97,293    51,810   33,359
                                             --------   -------   -------   ------

Net change in contract owners' equity ....    173,051   116,215    68,835   34,062
Contract owners' equity beginning
   of period .............................    735,625   120,649   537,504       --
                                             --------   -------   -------   ------
Contract owners' equity end of period ....   $908,676   236,864   606,339   34,062
                                             ========   =======   =======   ======

CHANGES IN UNITS:
   Beginning units .......................     72,604    14,682    43,738       --
                                             --------   -------   -------   ------
   Units purchased .......................     18,631    11,552     7,748    4,564
   Units redeemed ........................     (2,326)     (109)   (3,663)  (1,360)
                                             --------   -------   -------   ------
   Ending units ..........................     88,909    26,125    47,823    3,204
                                             ========   =======   =======   ======

                                                 PVTIntEq           PVTSmCapVal
                                             -----------------   -----------------
                                               2004     2003       2004      2003
                                             -------   -------   -------   -------
Investment activity:
   Net investment income (loss) ..........     5,661       544      (642)     (232)
   Realized gain (loss) on investments ...    33,334       192     2,472      (267)
   Change in unrealized gain (loss)
      on investments .....................   (43,462)   11,833    32,946    33,474
   Reinvested capital gains ..............        --        --        --        --
                                             -------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    (4,467)   12,569    34,776    32,975
                                             -------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    50,846   110,751    21,740    92,143
   Transfers between funds ...............   159,323       364    (6,723)   (1,120)
   Redemptions (note 3) ..................    (6,660)   (1,162)   (3,771)     (280)
   Annuity benefits ......................        --        --        --        --
   Annual contract maintenance charges
      (note 2) ...........................        --        --        --        --
   Contingent deferred sales charges
      (note 2) ...........................      (149)      (10)     (104)       (5)
   Adjustments to maintain reserves ......        33        13        18        (7)
                                             -------   -------   -------   -------
         Net equity transactions .........   203,393   109,956    11,160    90,731
                                             -------   -------   -------   -------

Net change in contract owners' equity ....   198,926   122,525    45,936   123,706
Contract owners' equity beginning
   of period .............................   331,951    85,177   322,508    97,793
                                             -------   -------   -------   -------
Contract owners' equity end of period ....   530,877   207,702   368,444   221,499
                                             =======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units .......................    32,137    10,482    28,092    12,608
                                             -------   -------   -------   -------
   Units purchased .......................    34,039    13,949     1,790    12,111
   Units redeemed ........................   (15,039)     (211)     (872)     (304)
                                             -------   -------   -------   -------
   Ending units ..........................    51,137    24,220    29,010    24,415
                                             =======   =======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                 STICVTCapAp        STICVTGrInc
                                             -----------------   ---------------
                                               2004      2003      2004    2003
                                             --------   ------   -------   ----
Investment activity:
   Net investment income (loss) ..........   $ (1,579)      (7)     (263)    --
   Realized gain (loss) on investments ...      2,592       --       278     --
   Change in unrealized gain (loss) on
      investments ........................      3,880     (108)    3,555     --
   Reinvested capital gains ..............         --       --        --     --
                                             --------   ------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      4,893     (115)    3,570     --
                                             --------   ------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    164,321   30,000    30,267     --
   Transfers between funds ...............    (16,679)      --       (27)    --
   Redemptions (note 3) ..................     (3,839)      --    (1,484)    --
   Annuity benefits ......................         --       --        --     --
   Annual contract maintenance charges
      (note 2) ...........................         --       --        --     --
   Contingent deferred sales charges
      (note 2) ...........................         --       --        --     --
   Adjustments to maintain reserves ......          1     (174)       11     --
                                             --------   ------   -------    ---
         Net equity transactions .........    143,804   29,826    28,767     --
                                             --------   ------   -------    ---

Net change in contract owners' equity ....    148,697   29,711    32,337     --
Contract owners' equity beginning
   of period .............................    148,676       --    77,021     --
                                             --------   ------   -------    ---
Contract owners' equity end of period ....   $297,373   29,711   109,358     --
                                             ========   ======   =======    ===

CHANGES IN UNITS:
   Beginning units .......................     12,594       --     5,829     --
                                             --------   ------   -------    ---
   Units purchased .......................     19,584    2,777     2,232     --
   Units redeemed ........................     (7,677)      --      (112)    --
                                             --------   ------   -------    ---
   Ending units ..........................     24,501    2,777     7,949     --
                                             ========   ======   =======    ===

                                               STICVTInt     STICVTIntGrBd
                                             -------------   -------------
                                              2004    2003     2004   2003
                                             ------   ----    -----   ----
Investment activity:
   Net investment income (loss) ..........      (28)   --        27    --
   Realized gain (loss) on investments ...        4    --        --    --
   Change in unrealized gain (loss) on
      investments ........................      975    --      (108)   --
   Reinvested capital gains ..............       --    --        --    --
                                             ------   ---     -----   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      951    --       (81)   --
                                             ------   ---     -----   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   19,259    --     6,533    --
   Transfers between funds ...............     (13)    --        --    --
   Redemptions (note 3) ..................       --    --        --    --
   Annuity benefits ......................       --    --        --    --
   Annual contract maintenance charges
      (note 2) ...........................       --    --        --    --
   Contingent deferred sales charges
      (note 2) ...........................       --    --        --    --
   Adjustments to maintain reserves ......       (4)   --        (3)   --
                                             ------   ---     -----   ---
         Net equity transactions .........   19,242    --     6,530    --
                                             ------   ---     -----   ---

Net change in contract owners' equity ....   20,193    --     6,449    --
Contract owners' equity beginning
   of period .............................    1,117    --        --    --
                                             ------   ---     -----   ---
Contract owners' equity end of period ....   21,310    --     6,449    --
                                             ======   ===     =====   ===

CHANGES IN UNITS:
   Beginning units .......................       78    --        --    --
                                             ------   ---     -----   ---
   Units purchased .......................    1,373    --       625    --
   Units redeemed ........................       (1)   --        --    --
                                             ------   ---     -----   ---
   Ending units ..........................    1,450    --       625    --
                                             ======   ===     =====   ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                STICVTMidCap     STICVTSmCapVal
                                             -----------------   --------------
                                               2004      2003      2004    2003
                                             --------   ------    ------   ----
Investment activity:
   Net investment income (loss) ..........   $   (463)      (4)     (137)   --
   Realized gain (loss) on investments ...      2,350       --       153    --
   Change in unrealized gain (loss) on
      investments ........................      1,379      (34)    2,778    --
   Reinvested capital gains ..............         --       --        --    --
                                             --------   ------    ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      3,266      (38)    2,794    --
                                             --------   ------    ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     86,911   15,000    18,174    --
   Transfers between funds ...............     (5,431)      --       (26)   --
   Redemptions (note 3) ..................     (9,195)      --        --    --
   Annuity benefits ......................         --       --        --    --
   Annual contract maintenance charges
      (note 2) ...........................         --       --        --    --
   Contingent deferred sales charges
      (note 2) ...........................       (384)      --        --    --
   Adjustments to maintain reserves ......         16       91         8    --
                                             --------   ------    ------   ---
         Net equity transactions .........     71,917   15,091    18,156    --
                                             --------   ------    ------   ---

Net change in contract owners' equity ....     75,183   15,053    20,950    --
Contract owners' equity beginning
   of period..............................     98,167       --    22,410    --
                                             --------   ------    ------   ---
Contract owners' equity end of period ....   $173,350   15,053    43,360    --
                                             ========   ======    ======   ===

CHANGES IN UNITS:
   Beginning units .......................      7,474       --     1,520    --
                                             --------   ------    ------   ---
   Units purchased .......................      9,281    1,343     1,184    --
   Units redeemed ........................     (3,954)      --        (2)   --
                                             --------   ------    ------   ---
   Ending units ..........................     12,801    1,343     2,702    --
                                             ========   ======    ======   ===

                                               STICVTValInc             VKCom2
                                             ----------------   ----------------------
                                               2004     2003       2004         2003
                                             -------   ------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........        67       (5)      20,548      11,458
   Realized gain (loss) on investments ...     2,844       --      196,022     (76,102)
   Change in unrealized gain (loss) on
      investments ........................     6,666      (55)     418,018     930,758
   Reinvested capital gains ..............        --       --           --          --
                                             -------   ------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     9,577      (60)     634,588     866,114
                                             -------   ------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   147,366   20,000    2,786,023   3,212,197
   Transfers between funds ...............   (12,425)      --      561,468     378,868
   Redemptions (note 3) ..................    (5,529)      --     (430,902)   (154,649)
   Annuity benefits ......................        --       --           --          --
   Annual contract maintenance charges
      (note 2) ...........................        --       --           --          --
   Contingent deferred sales charges
      (note 2) ...........................        --       --      (15,924)     (3,877)
   Adjustments to maintain reserves ......       (35)    (159)       1,719        (668)
                                             -------   ------   ----------   ---------
         Net equity transactions .........   129,377   19,841    2,902,384   3,431,871
                                             -------   ------   ----------   ---------

Net change in contract owners' equity ....   138,954   19,781    3,536,972   4,297,985
Contract owners' equity beginning
   of period..............................   144,387       --   14,017,694   4,464,450
                                             -------   ------   ----------   ---------
Contract owners' equity end of period ....   283,341   19,781   17,554,666   8,762,435
                                             =======   ======   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................    10,956       --    1,350,669     555,025
                                             -------   ------   ----------   ---------
   Units purchased .......................    14,366    1,724      458,091     543,129
   Units redeemed ........................    (4,839)      --     (185,823)   (128,031)
                                             -------   ------   ----------   ---------
   Ending units ..........................    20,483    1,724    1,622,937     970,123
                                             =======   ======   ==========   =========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods
Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     VKEmGr2             VKCorPlus2
                                             ----------------------   ---------------
                                                2004         2003       2004     2003
                                             ----------   ---------   -------   -----
Investment activity:
   Net investment income (loss) ..........   $  (41,773)    (19,112)   (2,841)     (4)
   Realized gain (loss) on investments ...      106,480     (54,643)      491      --
   Change in unrealized gain (loss) on
      investments ........................       34,524     434,571     1,334     (17)
   Reinvested capital gains ..............           --          --        --      --
                                             ----------   ---------   -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       99,231     360,816    (1,016)    (21)
                                             ----------   ---------   -------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      641,679   1,827,002   290,137   4,363
   Transfers between funds ...............     (389,946)    134,316   451,971     705
   Redemptions (note 3) ..................     (159,673)    (66,618)  (27,298)     --
   Annuity benefits ......................           --          --        --      --
   Annual contract maintenance charges
      (note 2) ...........................           --          --        --      --
   Contingent deferred sales charges
      (note 2) ...........................       (5,538)     (1,374)   (1,472)     --
   Adjustments to maintain reserves ......          248        (416)      (28)     --
                                             ----------   ---------   -------   -----
         Net equity transactions .........       86,770   1,892,910   713,310   5,068
                                             ----------   ---------   -------   -----

Net change in contract owners' equity           186,001   2,253,726   712,294   5,047
Contract owners' equity beginning
   of period .............................    6,015,661   1,825,726   201,875      --
                                             ----------   ---------   -------   -----
Contract owners' equity end of period ....   $6,201,662   4,079,452   914,169   5,047
                                             ==========   =========   =======   =====

CHANGES IN UNITS:
   Beginning units .......................      688,105     261,630    19,930      --
                                             ----------   ---------   -------   -----
   Units purchased .......................      110,338     307,361    73,038     503
   Units redeemed ........................      (99,921)    (49,154)   (2,825)     --
                                             ----------   ---------   -------   -----
   Ending units ..........................      698,522     519,837    90,143     503
                                             ==========   =========   =======   =====

                                                VKUSRealEst2          VISLgCapGr2
                                             ------------------   -------------------
                                                2004      2003       2004       2003
                                             ---------   ------   ---------   -------
Investment activity:
   Net investment income (loss) ..........      (9,045)    (111)     (7,017)   (2,651)
   Realized gain (loss) on investments ...      81,166      898      32,189      (896)
   Change in unrealized gain (loss) on
      investments ........................      (3,490)     104      40,372    61,201
   Reinvested capital gains ..............          --       --          --        --
                                             ---------   ------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      68,631      891      65,544    57,654
                                             ---------   ------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     468,858   42,690     905,450   391,505
   Transfers between funds ...............     694,130    9,400     (26,410)    4,936
   Redemptions (note 3) ..................    (141,345)      --     (64,204)  (13,045)
   Annuity benefits ......................          --       --          --        --
   Annual contract maintenance charges
      (note 2) ...........................          --       --          --        --
   Contingent deferred sales charges
      (note 2) ...........................      (6,910)      --      (2,150)     (572)
   Adjustments to maintain reserves ......         321        2         113       (89)
                                             ---------   ------   ---------   -------
         Net equity transactions .........   1,015,054   52,092     812,799   382,735
                                             ---------   ------   ---------   -------

Net change in contract owners' equity        1,083,685   52,983     878,343   440,389
Contract owners' equity beginning
   of period .............................     846,144       --   1,647,299   469,174
                                             ---------   ------   ---------   -------
Contract owners' equity end of period ....   1,929,829   52,983   2,525,642   909,563
                                             =========   ======   =========   =======

CHANGES IN UNITS:
   Beginning units .......................      64,808       --     171,147    56,581
                                             ---------   ------   ---------   -------
   Units purchased .......................     149,811    9,072      93,449    46,861
   Units redeemed ........................     (76,291)  (4,241)    (10,678)   (1,759)
                                             ---------   ------   ---------   -------
   Ending units ..........................     138,328    4,831     253,918   101,683
                                             =========   ======   =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                  VISLgCapVal2             VISModGr2
                                             --------------------   -----------------------
                                                2004        2003       2004         2003
                                             ----------   -------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   (2,876)     (734)     (67,013)       1,688
   Realized gain (loss) on investments ...       19,292    (3,742)      89,064      (19,592)
   Change in unrealized gain (loss)
      on investments .....................       11,387   126,046     (128,162)     703,890
   Reinvested capital gains ..............           --        --      178,086      110,345
                                             ----------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       27,803   121,570       71,975      796,331
                                             ----------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    1,036,228   334,487    8,727,126    6,367,822
   Transfers between funds ...............      (31,783)   (2,923)     229,405      133,879
   Redemptions (note 3) ..................      (56,646)   (5,605)  (1,117,988)    (273,041)
   Annuity benefits ......................           --        --           --           --
   Annual contract maintenance charges
      (note 2) ...........................           --        --           --           --
   Contingent deferred sales charges
      (note 2) ...........................       (1,333)     (154)     (38,951)      (5,700)
   Adjustments to maintain reserves ......          315      (131)       1,867       10,841
                                             ----------   -------   ----------   ----------
         Net equity transactions .........      946,781   325,674    7,801,459    6,233,801
                                             ----------   -------   ----------   ----------

Net change in contract owners' equity ....      974,584   447,244    7,873,434    7,030,132
Contract owners' equity beginning of
   period ................................    1,724,915   520,862   23,287,184    6,621,646
                                             ----------   -------   ----------   ----------
Contract owners' equity end of period ....   $2,699,499   968,106   31,160,618   13,651,778
                                             ==========   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................      164,487    65,516    2,168,937      715,334
                                             ----------   -------   ----------   ----------
   Units purchased .......................       98,442    42,025      846,291      694,052
   Units redeemed ........................       (9,479)   (1,212)    (127,009)     (32,333)
                                             ----------   -------   ----------   ----------
   Ending units ..........................      253,450   106,329    2,888,219    1,377,053
                                             ==========   =======   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-7

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Capital Appreciation Fund - Series II Shares
                     (AIMCapAp2)
                  AIM VIF - Capital Development Fund - Series I Shares
                     (AIMCapDev)
                  AIM VIF - Capital Development Fund - Series II Shares
                     (AIMCapDev2)
                  AIM VIF - International Growth Fund - Series II Shares
                     (AIMIntGr2)
                     (formerly AIM VIP - International Equity Fund -
                     Series II Shares)
                  AIM VIF - Mid Cap Core Equity Fund - Series I Shares
                     (AIMMidCore)
                  AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
               Portfolios of the Alliance Variable Products Series Fund, Inc.
                  (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                     - Class B (AlGrIncB)
                  Alliance VPSF - AllianceBernstein International Value
                     Portfolio - Class B (AlIntlValB)
                  Alliance VPSF - AllianceBernstein Premier Growth Portfolio -
                     Class B (AlPremGrB)
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio -
                     Class B (AlSmCapValB)
               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)
               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx) Dreyfus Stock Index Fund, Inc. - Service Shares (DryStkIxS) Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Primary Shares
                     (FedAmLeadS)*
                  Federated IS - American Leaders Fund II - Service Shares
                     (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service Shares
                     (FedCapApS)
                  Federated IS - Growth Strategies Fund II (FedGrStrat) Federated IS - High Income Bond Fund II - Primary Shares
                     (FedHiInc)*
                  Federated IS - High Income Bond Fund II - Service Shares
                     (FedHiIncS)
                  Federated IS - International Equity Fund II (FedIntEq) Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares
                     (FedQualBdS)
               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                     (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                     (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
                     (FidVIPEI2)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                  Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - Growth Portfolio - Service Class 2
                     (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)
                  Fidelity(R) VIP - High Income Portfolio - Service Class
                     (FidVIPHIS)
                  Fidelity(R) VIP - High Income Portfolio - Service Class 2
                     (FidVIPHI2)
                  Fidelity(R) VIP - Money Market Portfolio - Initial Class
                     (FidVIPMMkt)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                     (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class 2
                     (FidVIPOvS2)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class 2R
                     (FidVIPOvS2R)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class R
                     (FidVIPOvSR)
                  Fidelity(R) VIP - Value Portfolio - Service Class (FidVIPVal) Fidelity(R) VIP - Value Portfolio - Service Class 2
                     (FidVIPVal2)
               Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                     (FidVIPAM)
                  Fidelity(R) VIP II - Asset Manager Portfolio - Service Class
                     (FidVIPAMS)
                  Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2
                     (FidVIPAM2)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial
                     Class (FidVIPAMGr)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service
                     Class (FidVIPAMGrS)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service
                     Class 2 (FidVIPAMGrS2)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                     (FidVIPCon)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                     (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
                     (FidVIPCon2)
                  Fidelity(R) VIP II - Index 500 Portfolio - Initial Class
                     (FidVIPI500)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial
                     Class (FidVIPIGBd)
               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Aggressive Growth Portfolio - Service
                     Class (FidVIPAgGrS)
                  Fidelity(R) VIP III - Aggressive Growth Portfolio - Service
                     Class 2 (FidVIPAgGr2)
                  Fidelity(R) VIP III - Balanced Portfolio - Initial Class
                     (FidVIPBal)
                  Fidelity(R) VIP III - Balanced Portfolio - Service Class
                     (FidVIPBalS)
                  Fidelity(R) VIP III - Balanced Portfolio - Service Class 2
                     (FidVIPBal2)
                  Fidelity(R) VIP III - Dynamic Capital Appreciation Fund -
                     Service Class (FidVIPDyCapS)
                  Fidelity(R) VIP III - Dynamic Capital Appreciation Fund -
                     Service Class 2 (FidVIPDyCap2)
                  Fidelity(R) VIP III - Growth & Income Portfolio - Initial
                     Class (FidVIPGrIn)
                  Fidelity(R) VIP III - Growth & Income Portfolio - Service
                     Class (FidVIPGrInS)
                  Fidelity(R) VIP III - Growth & Income Portfolio - Service
                     Class 2 (FidVIPGrIn2)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                     Class (FidVIPGrOp)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                     Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                     Class 2 (FidVIPGrOp2)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class
                     (FidVIPMCap)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
                     (FidVIPMCapS)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
                     (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class (FidVIPValS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class 2 (FidVIPValS2)
               Portfolios of the Franklin Templeton Variable Insurance Products
                  Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Franklin Rising Dividends Securities
                     Fund - Class I (FrVIPRisDiv)
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class I (FrVIPForSec)
               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                  GVIT)
               (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Dreyfus International Value Fund - Class III
                     (GVITIntVal3)
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II
                     (GVITDMidCap2)
                  Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2) Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)

          NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS)

                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Value Fund - Class VI
                     (GVITIntVal6)
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
               Portfolio of the Janus Aspen Series (Janus AS);
                  Janus AS - Risk-Managed Large Cap Core Portfolio - Service
                     Shares (JanRMgLgCap)
               Portfolios of the MFS(R) Variable Insurance Trust(SM)
                  (MFS(R) VIT);
                  MFS(R) VIT - Investors Growth Series - Service Class
                     (MFSInvGrS)
                  MFS(R) VIT - Mid Cap Growth Series - Service Class
                     (MFSMidCapGrS)
                  MFS(R) VIT - New Discovery Series - Service Class
                     (MFSNewDiscS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)
               Portfolios of the Oppenheimer Variable Annuity;
                  Oppenheimer Capital Appreciation Fund/VA - Service Class
                     (OppCapApS)
                  Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3) Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4) Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Global Securities Fund/VA - Service Class
                     (OppGlSecS)
                  Oppenheimer High Income Fund/VA - Initial Class (OppHighInc) Oppenheimer Main Street(R) Fund/VA - Service Class
                     (OppMSFundS)
                     (formerly Oppenheimer Main Street Growth & Income Fund/VA -
                        Service Class)
                  Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
                     (OppMSSmCap)
                  Oppenheimer Strategic Bond Fund/VA - Service Class
                     (OppStratBdS)
               Portfolios of the Putnam Variable Trust (Putnam VT);
                  Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGro)
                     (formerly Putnam VT Voyager Fund - IB Shares)
                  Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
                  Putnam VT International Equity Fund - IB Shares (PVTIntEq)
                     (formerly Putnam VT International Growth Fund - IB Shares)
                  Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)
               Portfolios of the STI Classic Variable Trust;
                  STI Classic Variable Trust - Growth & Income (STICVTGrInc)
                  STI Classic Variable Trust - International Equity Fund
                     (STICVTInt)
                  STI Classic Variable Trust - Investment Grade Bond Fund
                     (STICVTIntGrBd)
                  STI Classic Variable Trust - Small Cap Value Equity Fund
                     (STICVTSmCapVal)
                  STI Classic Variable Trust - Capital Appreciation Fund
                     (STICVTCapAp)
                  STI Classic Variable Trust - Mid-Cap Equity Fund
                     (STICVTMidCap)
                  STI Classic Variable Trust - Value Income Stock Fund
                     (STICVTValInc)
               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
                     LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
                  Van Kampen LIT - Emerging Growth Portfolio - Class II
                     (VKEmGr2)
               Portfolios of The Van Kampen Universal Institutional Funds, Inc.
                     (Van Kampen UIF);
                  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
                     (VKCorPlus2)
                  Van Kempen UIF - U.S. Real Estate Portfolio - Class II
                     (VKUSRealEst2)
               Portfolios of the VISION Group of Funds;
                  VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2) VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2) VISION Group of Funds - Managed Allocation Fund - Moderate
                     Growth II (VISModGr2)

               * At June 30, 2004, contract owners have not invested in this fund.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

          NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS)

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                                                     All
                                                                       Nationwide   Nationwide    American
                Nationwide Variable Account-7 Options                   Classic       Select       Annuity
-----------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring ...............................      1.30%     1.40%        0.95%
-----------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ....................................        --        --         0.25%
      Initial lowered to $1,000 and subsequent lowered to $25.
      Not available for investment only contracts.
-----------------------------------------------------------------------------------------------------------
Five Year CDSC Option ..............................................        --        --         0.15%
-----------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
   Additional (5%) Withdrawal without Charge and Disability ........        --        --         0.10%
      In addition to standard 10% CDSC-free withdrawal
      privilege.
   10 Year and Disability Waiver for Tax Sheltered Annuities .......        --        --         0.05%
      CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during
      entire contract year for at least 5 of those 10 years.
   Hardship Waiver for Tax Sheltered Annuities .....................        --        --         0.15%
      CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
-----------------------------------------------------------------------------------------------------------
Death Benefit Options:
   One-Year Enhanced ...............................................        --        --         0.15%/(3)/
      If death before annuitization, benefit will be greatest of
      (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less
      surrenders.
   Greater of One-Year or 5% Enhanced ..............................        --        --         0.20%/(3)/
      If death before annuitization, benefit will be greatest of
      (i) contract value, (ii) purchase payments less surrenders,
      (iii) highest contract value before 86th birthday less
      surrenders or (iv) the 5% interest anniversary value.
   One-Year Step Up ................................................        --      0.05%/(2)/   0.05%/(4)/
      If death before annuitization, benefit will be greatest of
      (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less
      surrenders.
   5% Enhanced .....................................................        --      0.10%/(2)/   0.10%/(4)/
      If death before annuitization, benefit will be greater of
      (i) contract value or (ii) total of all purchase payments
      less surrenders with 5% simple interest from purchase to
      most recent contract anniversary prior to annuitants 86th
      birthday less surrenders.
-----------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
      Provide for minimum guaranteed value that may replace
      contract value for annuitization under certain
      circumstances (for contracts issued prior to May 1, 2003)
   Option 1 ........................................................        --        --         0.45%
   Option 2 ........................................................        --        --         0.30%
-----------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ............................................        --        --         0.45%
      Fee assessed to assets of the variable account and to
      allocations made to the fixed account or guaranteed term
      options for first seven contract years in exchange for
      application of 3% credit of purchase payments made during
      the first 12 months contract is in force.
-----------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .......................................        --        --         0.40%
      Upon annuitant death, in addition to any death benefit
      payable, the contract will be credited an additional
      amount.
-----------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option ...................................        --        --         0.50%
      Provides a return of principle over the elected program
      period.
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/:                                    1.30%     1.55%        3.65%
-----------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
/(2)/ For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
/(3)/ For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
/(4)/ For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

     The following table provides mortality and expense risk charges by asset fee rates for the six-month period ended June 30, 2004.

                        Total      AIMBValue2   AIMCapAp2   AIMCapDev   AIMCapDev2   AIMIntGr2   AIMMidCore   AIMPreEq
                     -----------   ----------   ---------   ---------   ----------   ---------   ----------   --------
     0.95% .......   $ 1,653,036     16,061        1,580        71           --        2,788          954        959
     1.00% .......       959,573      5,664          236        --            1          392           --         --
     1.05% .......       202,955        754           28        --           --           26           --         --
     1.10% .......       762,768      5,750        2,871       742           --          867        2,135       1017
     1.15% .......       320,706      3,191        1,445        --           21          614           13         --
     1.20% .......       111,988      1,135          184        --           --           76           42        101
     1.25% .......       124,104      2,620          875        --           --          109           --         --
     1.30% .......       591,186      2,999          576        --           --          299           --         --
     1.35% .......        28,792        251            9        --           --           90           45         27
     1.40% .......     4,763,322     25,927        3,827        70           --        1,989           73         --
     1.45% .......       515,516      2,000          332        --           --          154           --         --
     1.50% .......       119,475      1,189           38        --           --           --           --         --
     1.55% .......       750,705      8,864        3,349        --           12        1,099           99        291
     1.60% .......       406,186      8,670        1,012        --          130          563           --         --
     1.65% .......       123,449      1,020          296        --           --           67           --         --
     1.70% .......        96,830      4,452          759        --           --           38           --         --
     1.75% .......       109,346      1,528          659        --           --           81           60         23
     1.80% .......        58,437        379           64        --            1           63           --         --
     1.85% .......        80,014      2,831        1,665        --           18          569           --         --
     1.90% .......        18,560        473          593        --           --           --           --         --
     1.95% .......        10,045        166           --        --           --           --           --         --
     2.00% .......        70,302        221        1,105        --           --           --           --         --
     2.05% .......        36,706        736           97        --           --           --           --         --
     2.10% .......         9,960         71           56        --           --            3           --         --
     2.15% .......        18,435        680           38        --           --           --           --         --
     2.20% .......         3,668         15           42        --           --           --           --         --
     2.25% .......        13,429        238           73        --           --            1           --         --
     2.30% .......         4,004         22           --        --           --            9           --         --
     2.35% .......         5,805        800          224        --           --           --           --         --
     2.40% .......         1,272        169           --        --           --           --           --         --
     2.45% .......           349         21           --        --           --           --           --         --
     2.55% .......           135          1           --        --           --           --           --         --
     2.60% .......           204         58           30        --           --           --           --         --
     2.70% .......           163         28           --        --           --           --           --         --
                     -----------     ------       ------       ---          ---        -----        -----       ----
        Totals ...   $11,971,425     98,984       22,063       883          183        9,897        3,421       2418
                     ===========     ======       ======       ===          ===        =====        =====       ====

                     AIMPreEq2   AlGrIncB   AlIntlValB   AISmCapValB   AlPremGrB   DrySmCapIxS   DrySRGro   DryStkIx
                     ---------   --------   ----------   -----------   ---------   -----------   --------   --------
     0.95% .......     $1,414      8,253       8,528        11,072       3,750        1,015         639       2849
     1.00% .......        111      1,793       1,707         4,524         330           --          --         --
     1.05% .......         --        262         472           604         265           --          --          1
     1.10% .......      1,921      6,681       3,001         6,199       1,397        2,172         955       3866
     1.15% .......        268      4,115       2,682         4,558         876           14          --         27
     1.20% .......         48        901         482           850          90          101          --        178
     1.25% .......         66      1,165         313         1,437          78          193          11        189
     1.30% .......        139      1,996         877           953         363           --          --         --
     1.35% .......         34         46          46           265          10           99          --        183
     1.40% .......      4,096     10,232       8,879        16,837       4,664           63         110        226
     1.45% .......        145      1,976         376           835         324           --          --         --
     1.50% .......        139        163         345           349         110           79         121         23
     1.55% .......      2,037      8,134       3,804        10,714       2,076          164         468       1641
     1.60% .......        862      2,498       3,276         3,000       2,065           --          --          1
     1.65% .......         55      1,230         233           446          78           18          --         --
     1.70% .......        162        667       1,157         2,761          58           --          --         --
     1.75% .......        133      2,138       1,558         2,000         511           54          --         --
     1.80% .......        107        357         571         1,159           9           --          --         --
     1.85% .......        693      1,064         966         1,947         650           --          --         --
     1.90% .......        125        806          --            30         556           --          --         --
     1.95% .......         --        186           9           194          11           --          --         --
     2.00% .......          6         24       2,159         1,043          --           --          --         --
     2.05% .......         89        127         110            15          38           --          --         --
     2.10% .......        125        114           7            91          52           --          --         --

         NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS)

     Continued

                     AIMPreEq2   AlGrIncB   AlIntlValB   AISmCapValB   AlPremGrB   DrySmCapIxS   DrySRGro   DryStkIx
                     ---------   --------   ----------   -----------   ---------   -----------   --------   --------
     2.15% .......        254        867         462           394          116          --           --        --
     2.20% .......         --         --          --           585           --          --           --        --
     2.25% .......         74        966          --            48          231          --           --        --
     2.30% .......         --        113          10            --          191          --           --        --
     2.35% .......         53        523          --            --           --          --           --        --
     2.40% .......         --        111          38            37            3          --           --        --
     2.45% .......         --         --           9            --           --          --           --        --
     2.55% .......         --         --          --            --           --          --           --        --
     2.60% .......         --         --          --            --           --          --           --        --
     2.70% .......         --         28          --            --           --          --           --        --
                      -------     ------      ------        ------       ------       -----        -----      ----
        Totals ...    $13,156     57,536      42,077        72,947       18,902       3,972        2,304      9184
                      =======     ======      ======        ======       ======       =====        =====      ====

                     DryStklxS   FedAmLeadS   FedCapApS   FedGrStrat   FedHiIncS   FedIntEq   FedQualBd   FedQualBdS
                     ---------   ----------   ---------   ----------   ---------   --------   ---------   ----------
     0.95% .......    $ 3,970       2,105        2,614         631        9,600       178        3,119       12515
     1.00% .......        958         662          657          --        2,138        --           --        2414
     1.05% .......        128         151           54          --          176        17           --         112
     1.10% .......      2,215       2,133        1,408       1,468        8,840       580        8,706       13253
     1.15% .......        292       1,596        1,504          --        6,994       111          334        6189
     1.20% .......        309          69          141          15          709        --          147        1180
     1.25% .......      1,076         163           --          --          717        --          258        1918
     1.30% .......        997       1,153          198          15        1,419        --           --        2519
     1.35% .......        142         197           32          50          110        --          140         520
     1.40% .......        911         900        1,865           4       22,588        66          752       19813
     1.45% .......      1,226         579          691          --        2,851        --           --        2914
     1.50% .......        391          69           --         282          465        --          174         620
     1.55% .......      2,723       1,449        3,944         274       11,463        --        2,690       25371
     1.60% .......      2,038         873          579          --        4,392        --           60        6424
     1.65% .......      1,071         434          116          27          631        --           22        1152
     1.70% .......        723         243           33          --        1,536        --           --        1759
     1.75% .......        426          63          534          --        1,471        --           --         708
     1.80% .......        104         319           26          --          786        --           --        1084
     1.85% .......        189         194          547          --        2,513        --           --        2482
     1.90% .......        166         704          681          --           24        --           --          34
     1.95% .......         --          --           --          --           --        --           --         113
     2.00% .......         --          57           --          --          939        --           --        1131
     2.05% .......         --         288           --          --           --        --           --          68
     2.10% .......        111          10           --          --            8        --           --         125
     2.15% .......         38           8           --          --           --        --           --         169
     2.20% .......         --          --           --          --           38        --           --          --
     2.25% .......        773         232          584          --           --        --           --          --
     2.30% .......         --          --          172          --           --        --           --          --
     2.35% .......         56          --           --          --           --        --           --          --
     2.40% .......         --          --           --          --           --        --           --          --
     2.45% .......         --          --           --          --           --        --           --          --
     2.55% .......         --          --           --          --           --        --           --          --
     2.60% .......         --          --           --          --           --        --           --          --
     2.70% .......         --          27           --          --           --        --           --          --
                      -------      ------       ------       -----       ------       ---       ------      ------
        Totals ...    $21,033      14,678       16,380       2,766       80,408       952       16,402      104587
                      =======      ======       ======       =====       ======       ===       ======      ======

                     FidVIPEI   FidVIPEIS   FidVIPEI2   FidVIPGr   FidVIPGrS   FidVIPGr2   FidVIPHI   FidVIPHIS
                     --------   ---------   ---------   --------   ---------   ---------   --------   ---------
     0.95% .......   $     --     83,120      45,868          --    111,274      42,140          --     57003
     1.00% .......         --     71,208       8,154          --    105,068      14,225          --     44828
     1.05% .......         --     16,711       1,471          --     20,957       1,423          --      8380
     1.10% .......         --      8,198      31,739          --      2,070      24,848          --       539
     1.15% .......         --        482      16,286          --      1,102       7,563          --       249
     1.20% .......         --        225       3,147          --        623       3,390          --       210
     1.25% .......         --        109       8,063          --        427       3,099          --        42
     1.30% .......     31,001         75       4,070      39,364         91       1,670      20,948        --
     1.35% .......         --        175         908          --         30       1,105          --        --
     1.40% .......    301,433      1,447      59,405     331,010      2,009      46,518     271,117      1455
     1.45% .......     14,246      2,749      24,616      17,060      6,452      31,049       8,413      1877
     1.50% .......      6,784        333       5,136       5,778        421       3,509       3,355       558
     1.55% .......         --      2,820      44,957          --        137      29,914          --        --
     1.60% .......         --          1      14,427          --        135      11,798          --        --

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Continued

                     FidVIPEI   FidVIPEIS   FidVIPEI2   FidVIPGr   FidVIPGrS   FidVIPGr2   FidVIPHI   FidVIPHIS
                     --------   ---------   ---------   --------   ---------   ---------   --------   ---------
     1.65% .......         --          6       3,692          --        156       3,586          --        --
     1.70% .......         --         --       6,587          --        111       6,045          --        --
     1.75% .......         --        109       5,847          --         --       1,618          --        --
     1.80% .......         --         --       1,839          --         --         850          --        --
     1.85% .......         --         --       1,994          --         --       1,037          --        --
     1.90% .......         --         --         317          --         --         831          --        --
     1.95% .......         --         --         634          --         --          --          --        --
     2.00% .......         --         --       8,994          --         --       1,124          --        --
     2.05% .......         --         --       3,179          --         --       2,428          --        --
     2.10% .......         --         --          48          --         --          --          --        --
     2.15% .......         --         --         575          --         --         100          --        --
     2.20% .......         --         --          50          --         --          --          --        --
     2.25% .......         --         --         247          --         --         693          --        --
     2.30% .......         --         --          18          --         --          17          --        --
     2.35% .......         --         --         161          --         --          --          --        --
     2.40% .......         --         --          --          --         --          --          --        --
     2.45% .......         --         --          18          --         --          21          --        --
     2.55% .......         --         --          32          --         --          --          --        --
     2.60% .......         --         --          --          --         --          --          --        --
     2.70% .......         --         --          --          --         --          --          --        --
                     --------    -------     -------     -------    -------     -------     -------    ------
        Totals ...   $353,464    187,768     302,479     393,212    251,063     240,601     303,833    115141
                     ========    =======     =======     =======    =======     =======     =======    ======


                     FidVIPHI2   FidVIPMMkt   FidVIPOv   FidVIPOvS   FidVIPOvS2   FidVIPOvS2R   FidVIPOvSR   FidVIPVal
                     ---------   ----------   --------   ---------   ----------   -----------   ----------   ---------
     0.95% .......    $ 15,413      33,283          --     32,673      12,318         249           134         1534
     1.00% .......       6,565      33,073          --     24,601       4,875          22           133         1915
     1.05% .......         693       7,556          --      5,399         237          --            43           36
     1.10% .......      12,484       4,104          --        770       5,411          42            58           --
     1.15% .......       6,095         797          --        218       1,437          29            --           --
     1.20% .......       1,207       2,266          --        190         948           9            --           --
     1.25% .......       1,723         390          --        167         379          30            --           --
     1.30% .......       1,616      14,947      24,279         16         515          --            --           --
     1.35% .......         785          --          --         --         115           3            --           --
     1.40% .......      35,884     166,153     206,320      1,127      15,813         247             7           --
     1.45% .......      15,643      14,926       5,861      3,498      10,460         162            93           --
     1.50% .......       4,242       3,777       1,723         66       1,430          --            --           --
     1.55% .......      16,399       9,936          --        122       5,427          39            --           --
     1.60% .......      10,004       2,595          --        114       2,366           9            --           --
     1.65% .......       3,103         118          --         --         793          --            --           --
     1.70% .......       1,302       1,616          --         54         441          --            --           --
     1.75% .......       1,483       1,337          --         --         943          --            --           --
     1.80% .......         506          28          --         --          86           2            --           --
     1.85% .......         603          80          --         --          41          --            --           --
     1.90% .......          28          --          --         --         121          --            --           --
     1.95% .......         222         331          --         --         317          --            --           --
     2.00% .......         573          --          --         --          68          --            --           --
     2.05% .......          --          --          --         --          --          --            --           --
     2.10% .......          15          --          --         --          20           6            --           --
     2.15% .......          --          --          --         --         124          --            --           --
     2.20% .......          --          --          --         --          --          --            --           --
     2.25% .......          43          --          --         --          37          --            --           --
     2.30% .......          95          --          --         --          82           1            --           --
     2.35% .......          --          --          --         --          --          --            --           --
     2.40% .......          --          --          --         --          --          --            --           --
     2.45% .......          --          --          --         --          --          --            --           --
     2.55% .......          --          --          --         --          --          --            --           --
     2.60% .......          --          --          --         --          --          --            --           --
     2.70% .......          --          --          --         --          --          --            --           --
                      --------     -------     -------     ------      ------         ---           ---         ----
        Totals ...    $136,726     297,313     238,183     69,015      64,804         850           468         3485
                      ========     =======     =======     ======      ======         ===           ===         ====

                     FidVIPVal2   FidVIPAM   FidVIPAMS   FidVIPAM2   FidVIPAMGr   FidVIPAMGrS   FidVIPAMGrS2   FidVIPCon
                     ----------   --------   ---------   ---------   ----------   -----------   ------------   ---------
     0.95% .......     $1,085        --        19,841      4,319         --          10,702         2,672          --
     1.00% .......        200        --        13,503      3,161         --          10,345           521          --
     1.05% .......        111        --         4,324         27         --           1,568           122          --
     1.10% .......        833        --            --      2,451         --             168         1,255          --


          NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS)

     Continued

                     FidVIPVal2   FidVIPAM   FidVIPAMS   FidVIPAM2   FidVIPAMGr   FidVIPAMGrS   FidVIPAMGrS2   FidVIPCon
                     ----------   --------   ---------   ---------   ----------   -----------   ------------   ---------
     1.15% .......         790         --          --       1,188          --            --           113            --
     1.20% .......          58         --         122         407          --           195           179            --
     1.25% .......         154         --         189       1,012          --             6           286            --
     1.30% .......          --      4,624          --         110       2,766            --           119         53792
     1.35% .......          52         --          --          --          --            --            25            --
     1.40% .......       2,734     62,374          97       6,223      40,615           278         4,143        411753
     1.45% .......         545      2,899       1,418       5,358       1,237            --         7,610         12790
     1.50% .......       1,078      1,249          34       1,236         649            29           408          3962
     1.55% .......       2,387         --          --       2,964          --            --         4,044            --
     1.60% .......         115         --          --       1,674          --            --         1,707            --
     1.65% .......          99         --          --          84          --            39           125            --
     1.70% .......          43         --          --       2,194          --            --            45            --
     1.75% .......          --         --          --         720          --            --            37            --
     1.80% .......          15         --          --          --          --            --            --            --
     1.85% .......          14         --          --          33          --            --            32            --
     1.90% .......          --         --          --          --          --            --            --            --
     1.95% .......           4         --          --          --          --            --            --            --
     2.00% .......          --         --          --          --          --            --            33            --
     2.05% .......          --         --          --          21          --            --            --            --
     2.10% .......          --         --          --          --          --            --            --            --
     2.15% .......          --         --          --          --          --            --            --            --
     2.20% .......          --         --          --          --          --            --            --            --
     2.25% .......          --         --          --          --          --            --            --            --
     2.30% .......          --         --          --          --          --            --            --            --
     2.35% .......          --         --          --          --          --            --            --            --
     2.40% .......          --         --          --          --          --            --            --            --
     2.45% .......          --         --          --          --          --            --            --            --
     2.55% .......          --         --          --          --          --            --            --            --
     2.60% .......          --         --          --          --          --            --            --            --
     2.70% .......          --         --          --          --          --            --            --            --
                       -------     ------      ------      ------      ------        ------        ------        ------
        Totals ...     $10,317     71,146      39,528      33,182      45,267        23,330        23,476        482297
                       =======     ======      ======      ======      ======        ======        ======        ======

                     FidVIPConS   FidVIPCon2   FidVIPI500   FidVIPIGBd   FidVIPAgGrS   FidVIPAgGr2   FidVIPBal   FidVIPBalS
                     ----------   ----------   ----------   ----------   -----------   -----------   ---------   ----------
     0.95% .......    $105,293      39,047       108,669       79,059        469          2,620            --       42787
     1.00% .......      95,099      15,072        80,078       51,657        411            186            --       37658
     1.05% .......      20,734       1,856        17,350       17,854          8             --            --        7874
     1.10% .......       6,014      20,896        12,969       14,630         --          1,388            --         678
     1.15% .......         337      10,203         2,107        3,957         --          1,258            --         398
     1.20% .......         657       4,348         3,839        1,197         --            260            --          84
     1.25% .......         131       6,368         1,173        1,509         --            147            --          99
     1.30% .......          84       5,560        34,580       22,541         --            416        39,713          27
     1.35% .......          74       1,097           747          684         --             72            --          --
     1.40% .......       1,962      51,524       275,126      251,159         35          5,073       338,992         806
     1.45% .......       6,284      29,460        34,334       25,265         --            834         2,751         506
     1.50% .......         499       5,086         7,361        9,168         --             71         1,117         175
     1.55% .......         346      57,780        18,145       14,428         --          3,772            --          --
     1.60% .......          47      15,154         1,945        2,649         --          2,099            --          --
     1.65% .......         136       3,042         1,986        1,240         --            214            --          --
     1.70% .......          30       4,541         1,383        3,510         --            425            --          59
     1.75% .......          27       4,532            69          215         --            109            --          --
     1.80% .......          --       4,248           195          221         --            153            --          --
     1.85% .......          23       2,372            13           49         --            524            --          --
     1.90% .......          --         254            --            7         --             --            --          --
     1.95% .......          --         702            27           40         --            206            --          --
     2.00% .......          --       4,020            64           --         --             26            --          --
     2.05% .......          --         956            33           --         --             --            --          --
     2.10% .......          --         272            --           --         --             15            --          --
     2.15% .......          --         881            --           --         --            201            --          --
     2.20% .......          --         323            --           --         --             --            --          --
     2.25% .......          --         861            --           --         --            347            --          --
     2.30% .......          --          --            --           --         --             --            --          --
     2.35% .......          --         325            --           --         --             --            --          --
     2.40% .......          --          33            --           --         --             --            --          --

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Continued

                     FidVIPConS   FidVIPCon2   FidVIPI500   FidVIPIGBd   FidVIPAgGrS   FidVIPAgGr2   FidVIPBal   FidVIPBalS
                     ----------   ----------   ----------   ----------   -----------   -----------   ---------   ----------
     2.45% .......          --           --           --           --         --              --           --          --
     2.55% .......          --           --           --           --         --              --           --          --
     2.60% .......          --           14           --           --         --              --           --          --
     2.70% .......          --           27           --           --         --              --           --          --
                      --------      -------      -------      -------        ---          ------      -------       -----
        Totals ...    $237,777      290,854      602,193      501,039        923          20,416      382,573       91151
                      ========      =======      =======      =======        ===          ======      =======       =====

                     FidVIPBal2   FidVIPDyCapS   FidVIPDyCap2   FidVIPGrIn   FidVIPGrInS   FidVIPGrIn2   FidVIPGrOp   FidVIPGrOpS
                     ----------   ------------   ------------   ----------   -----------   -----------   ----------   -----------
     0.95% .......     $ 9,527        2,193          3,347             --       69,945        17,102            --        86672
     1.00% .......       5,414          538            874             --       80,935         7,032            --        82393
     1.05% .......         625           49            191             --       20,345           979            --        14877
     1.10% .......       3,447           --          1,268             --        1,033         9,598            --         1296
     1.15% .......         901           --          1,302             --          186         4,663            --         1027
     1.20% .......         487           --            283             --          308         1,629            --          430
     1.25% .......       1,379           --            139             --          363         2,997            --          217
     1.30% .......          53           --             27         20,430           21         1,683       110,845           71
     1.35% .......         681           --             31             --           --           387            --           --
     1.40% .......      11,102           17          6,473        186,121        1,776        25,410       851,302         2959
     1.45% .......      14,279           71          4,437          6,496        3,418        22,229        12,030         2147
     1.50% .......         858           --            296          2,569           51           920         6,482          238
     1.55% .......       9,933           --          4,108             --           --        14,692            --           67
     1.60% .......       5,473           --            527             --           --         4,277            --           --
     1.65% .......         734           --            512             --           --         1,464            --           30
     1.70% .......         315           --            599             --           56         1,626            --           98
     1.75% .......         497           --            664             --           --         4,197            --           --
     1.80% .......          64           --            190             --           --         1,048            --           --
     1.85% .......          --           --             98             --           --           394            --           --
     1.90% .......         222           --             82             --           --           779            --           --
     1.95% .......         321           --             --             --           --           280            --           --
     2.00% .......         397           --             --             --           --           385            --           --
     2.05% .......          --           --              8             --           --           436            --           --
     2.10% .......          --           --             46             --           --            13            --           --
     2.15% .......          --           --             88             --           --           145            --           --
     2.20% .......          --           --             --             --           --            --            --           --
     2.25% .......          --           --            465             --           --           217            --           --
     2.30% .......          --           --             --             --           --            --            --           --
     2.35% .......          --           --             96             --           --            48            --           --
     2.40% .......          --           --             --             --           --            --            --           --
     2.45% .......          --           --             --             --           --            19            --           --
     2.55% .......          --           --             --             --           --            --            --           --
     2.60% .......          --           --             --             --           --            --            --           --
     2.70% .......          --           --             --             --           --            --            --           --
                       -------        -----         ------        -------      -------       -------       -------       ------
        Totals ...     $66,709        2,868         26,151        215,616      178,437       124,649       980,659       192522
                       =======        =====         ======        =======      =======       =======       =======       ======

                     FidVIPGrOp2   FidVIPMCap   FidVIPMCapS   FidVIPMCap2   FidVIPValS   FidVIPValS2   FrVIPRisDiv   FrVIPForSec
                     -----------   ----------   -----------   -----------   ----------   -----------   -----------   -----------
     0.95% .......     $ 8,423           --        44,855        44,686          284        6,949         2,331           418
     1.00% .......       5,959           --        44,485        16,718           --        4,720            --            --
     1.05% .......         323           --         8,356           795           --          598            --             8
     1.10% .......       3,098           --         1,209        25,712        1,277        3,551         5,089          1482
     1.15% .......         668           --            74         9,774          108        3,059             3            --
     1.20% .......         950           --           210         3,246           --          263           136            36
     1.25% .......         283           --           358         3,593           15          798            --            --
     1.30% .......          79       22,840            33         1,966           --        1,417            23            --
     1.35% .......         112           --            --           966           --           66           150            59
     1.40% .......       9,273           --           936        63,516           31        9,061           529           108
     1.45% .......      11,027           --         6,909        40,432           --        1,224            --            --
     1.50% .......         578           --           389         3,586           --        1,384            --            --
     1.55% .......       2,490           --           414        59,951           --        4,906           992            97
     1.60% .......       2,064           --           220        12,440           --        4,914            --            --
     1.65% .......         367           --            56         3,088           --          647             9            --
     1.70% .......         705           --           141         3,431           --          723            --            --
     1.75% .......           2           --            --         2,762           --          370            43            --
     1.80% .......          30           --            --         1,813           --          465            --            --
     1.85% .......          --           --             9         2,013           --        1,097            --            --
     1.90% .......          --           --            --         1,616           --          288            --            --

          NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS)

     Continued

                     FidVIPGrOp2   FidVIPMCap   FidVIPMCapS   FidVIPMCap2   FidVIPValS   FidVIPValS2   FrVIPRisDiv   FrVIPForSec
                     -----------   ----------   -----------   -----------   ----------   -----------   -----------   -----------
     1.95% .......         131           --            --           229           --            40           --            --
     2.00% .......          --           --            --         4,433           --           305           --            --
     2.05% .......          --           --            --         1,808           --         1,487           --            --
     2.10% .......          --           --            --            15           --            16           --            --
     2.15% .......          --           --            --           636           --           162           --            --
     2.20% .......          --           --            --            15           --           121           --            --
     2.25% .......          66           --            --         1,272           --            97           --            --
     2.30% .......          --           --            --           113           --             1           --            --
     2.35% .......          --           --            --            --           --            --           --            --
     2.40% .......          --           --            --            21           --            16           --            --
     2.45% .......          --           --            --            11           --            --           --            --
     2.55% .......          --           --            --            --           --            --           --            --
     2.60% .......          --           --            --            --           --            --           --            --
     2.70% .......          --           --            --            --           --            --           --            --
                       -------       ------       -------       -------        -----        ------        -----          ----
        Totals ...     $46,628       22,840       108,654       310,657        1,715        48,745        9,305          2208
                       =======       ======       =======       =======        =====        ======        =====          ====

                     GVITIntVal3   GVITDMidCapI   GVITDMidCap2   GVITEmMrkts2   GVITEmMrkts6   GVITGvtBd   GVITIDAgg   GVITIDCon
                     -----------   ------------   ------------   ------------   ------------   ---------   ---------   ---------
     0.95% .......       $--             620          6,080          2,316             7         33,969       9,882       27441
     1.00% .......        --              --          1,738            865            14          7,879         466        1908
     1.05% .......        --              --            330            267            --          2,233          61        1267
     1.10% .......         1           1,722          4,180          1,235             4         25,162      14,369       40427
     1.15% .......        --             164          2,136            355            27          9,185       3,718       17160
     1.20% .......        --              23            354             71             1          2,547       1,666       11505
     1.25% .......        --             212            144             85            --          4,237         623        5980
     1.30% .......        --              --          2,203            154            --          2,787       5,894       11781
     1.35% .......        --              47            552             --            --            406         381        2584
     1.40% .......        --             305         11,617          3,194            13         37,492      17,575       27691
     1.45% .......        --              --          1,085            218            --          3,031      10,069        2632
     1.50% .......        --              83             39            195            --          1,647         619        2809
     1.55% .......        25             406          4,209          2,663             3         23,173       4,058       25328
     1.60% .......        --               1          3,738            589             5         10,968      11,334       15599
     1.65% .......        --              --            119            103            --          7,982       3,213       15274
     1.70% .......        --              --            404             93             4          1,349       3,742        2065
     1.75% .......        --              81            777              5            --          3,095       2,009       14701
     1.80% .......        --              --            211             62            --          2,077       3,029        3517
     1.85% .......        --              --            323            362            21          3,875         455        4750
     1.90% .......        --              --             69             23            --          2,342       1,323          --
     1.95% .......        --              --             --             --            --             24          --         245
     2.00% .......        --              --             80            782            --          9,229       1,228         266
     2.05% .......        --              --            382            117             2            294       4,956        1155
     2.10% .......        --              --            103             48             6             84          48         122
     2.15% .......        --              --            120             --            --             --         134         600
     2.20% .......        --              --             --             --            --             --         127          --
     2.25% .......        --              --            764            103            --            491       1,018         255
     2.30% .......        --              --            192             87            --            567          --         255
     2.35% .......        --              --             --             --            --             --         144          --
     2.40% .......        --              --             --             --            --             --          46          --
     2.45% .......        --              --             11             --            --             --          37          --
     2.55% .......        --              --             --             --            --             --          --          --
     2.60% .......        --              --             --             --            --             --          --          --
     2.70% .......        --              --             --             --            --             --          --          --
                         ---           -----         ------         ------           ---        -------     -------      ------
        Totals ...       $26           3,664         41,960         13,992           107        196,125     102,224      237317
                         ===           =====         ======         ======           ===        =======     =======      ======

                     GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntVal6   GVITMyMkt   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2
                     ---------   ------------   ------------   -----------   ---------   ------------   ------------   -------------
     0.95% .......    $ 81,054      42,135         30,569           44         22,788        4,337            145           7474
     1.00% .......      11,055       2,010          3,198           --          7,163        2,611             --           3496
     1.05% .......       1,187         208          1,576           --          3,623          104             --           1829
     1.10% .......     109,129      28,792         51,035            1         11,958        2,604          2,041           2424
     1.15% .......      65,319      16,083         32,452            1          2,930          766             --           1075
     1.20% .......      32,898       6,278          3,736           --          1,956          228             19            422
     1.25% .......      19,581      15,494         10,434           --          1,239          821             --            584
     1.30% .......      37,139       7,024         18,352           --          1,125          198             --            447
     1.35% .......       3,559       2,621          2,080           --            869           44             --            136
     1.40% .......     146,207      74,224         41,863           32         30,328        4,229            317           6986

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Continued

                     GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntVal6   GVITMyMkt   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2
                     ---------   ------------   ------------   -----------   ---------   ------------   ------------   -------------
     1.45% .......      23,258       14,823          8,947          --          5,164          366             --            722
     1.50% .......       1,619        1,970          3,224          --            991           46             --            454
     1.55% .......      71,114       25,318         41,270          12         27,070        2,182            232           4691
     1.60% .......      90,779       32,079         31,222          78         19,419        1,229             --           2669
     1.65% .......      25,604       13,278          8,038          --          2,543           88             47            486
     1.70% .......      13,910        8,010          2,799          --            939          152             --            119
     1.75% .......      15,882        5,649          7,446          --          1,190          201             21           1813
     1.80% .......      14,392        1,298          1,170           1          1,011           41             --            275
     1.85% .......      11,317        1,221          1,947          --          2,907          869             --           1285
     1.90% .......       1,751          656            501          --              5           13             --             21
     1.95% .......       2,295          739            231          --             42           37             --             42
     2.00% .......       5,537        1,919            891          --          2,623           54             --           7875
     2.05% .......       5,291        2,231          2,135          --            661           --             --             --
     2.10% .......         167        5,388             --          --            640            6             --              2
     2.15% .......       2,301        5,487            649          --             --          132             --            465
     2.20% .......           6           45             --          --             --           --             --            122
     2.25% .......       1,129          153            126          --             --           84             --             98
     2.30% .......         744          512             20          --             --          111             --            114
     2.35% .......         730          395             22          --             --           --             --             --
     2.40% .......          92          420             --          --             --           --             --             --
     2.45% .......          --           --             72          --              2           10             --             --
     2.55% .......          71           --             --          --             --           --             --             --
     2.60% .......          --           --             --          --             --           --             --             --
     2.70% .......          --           --             --          --             --           --             --             --
                      --------      -------        -------         ---        -------       ------          -----          -----
        Totals ...    $795,117      316,460        306,005         169        149,186       21,563          2,822          46126
                      ========      =======        =======         ===        =======       ======          =====          =====

                     GVITSmComp   GVITSmComp2   JanRMgCore   MFSInvGrStS   MFSMidCapGrS   MFSNewDiscS   MFSValS   OppCapApS
                     ----------   -----------   ----------   -----------   ------------   -----------   -------   ---------
     0.95% .......     $  902         6,500          118         3,886         6,059          4,392       4,077      13241
     1.00% .......         --         1,713           41           562         1,154            497       2,522       1002
     1.05% .......         --           850           --           643           150            121         266         79
     1.10% .......      1,349         3,555           10         2,805         4,499          3,829       3,184      12984
     1.15% .......         --         1,571            4         3,784         1,785          3,367       3,151       6393
     1.20% .......         --           381          246           161           411             98         375       1218
     1.25% .......         --           216           --           909           551            330         699       1888
     1.30% .......         --           257          205         1,647         2,804            963       1,500       3647
     1.35% .......         13           110           11           104           185            165         160        488
     1.40% .......        110         6,278          238         3,156        10,455          8,457       7,722      20452
     1.45% .......         --         1,434           55           550         1,388            368         300       2114
     1.50% .......         19            --           23           115           234            239         308       1960
     1.55% .......        734         3,464           84         2,707         6,728          2,690       4,948      14705
     1.60% .......         --         2,078          163         1,445         4,215          2,497       4,959       8144
     1.65% .......          2           207           78         1,049         1,042            141         606       1565
     1.70% .......         --           182            1         1,314         1,107            593         969        962
     1.75% .......         13           119           11           789         1,338            609       2,334       2135
     1.80% .......         --           539            4         1,741         1,874             26         110       1970
     1.85% .......         --           124            8         1,635         1,713            586       1,347       2125
     1.90% .......         --            --           --           121           276             --         140        832
     1.95% .......         --           195           --           113           386             --         199        475
     2.00% .......         --           886           --            17           906          1,206         238       8204
     2.05% .......         --           733           43           158           325            984          40       2134
     2.10% .......         --            --            6           173           335             --         253        172
     2.15% .......         --            --          185           814           148             --          87        660
     2.20% .......         --            --           --           313           272             --          50        510
     2.25% .......         --            --          131            74           582             --           3        222
     2.30% .......         --            --            1           218            95             --          --        174
     2.35% .......         --            --           --         1,260            99             --          --        773
     2.40% .......         --            --           --           173            --             --          --        113
     2.45% .......         --            --           --            19            10             10          --         18
     2.55% .......         --            --           --             1            --             --          --         30
     2.60% .......         --            --           --            88            --             --          --         14
     2.70% .......         --            --           --            --            --             28          --         25
                       ------        ------        -----        ------        ------         ------      ------     ------
          Totals .     $3,142        31,392        1,666        32,544        51,126         32,196      40,547     111428
                       ======        ======        =====        ======        ======         ======      ======     ======

          NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS)

                     OppGlSec3   OppGlSec4   OppGlSec   OppGlSecS   OppHighInc   OppMSFundS   OppMSSmCap   OppStratBdS
                     ---------   ---------   --------   ---------   ----------   ----------   ----------   -----------
     0.95% .......      $ 11         246       1,496       8,802       1,481        13,865       1,170        15442
     1.00% .......        --          34          --       5,069          --         1,731          --         3012
     1.05% .......        --           2          --         469          --           111          17         1099
     1.10% .......        97          83       1,457       7,972       6,286        11,485       1,525        11359
     1.15% .......        --         488          --       6,707         311         7,324           9         5202
     1.20% .......        --           8           5         552          11         1,980          67          784
     1.25% .......        --          44          --       2,709          17         1,948          --         1161
     1.30% .......        --         193          --       1,513          --         3,018          --         2723
     1.35% .......         9          15           3         164          94           564           3          419
     1.40% .......         5         212          58      17,043         354        21,647         267        29803
     1.45% .......        --          47          --       1,157          --         2,234          --         2504
     1.50% .......         4          --          54         682          20         1,097          --         2382
     1.55% .......        --         202         362       7,865          88        16,662         189        13566
     1.60% .......        --         342          --       5,790          --         6,874          --         5509
     1.65% .......        --          23          --         931          17         1,366          55         2114
     1.70% .......        --          18          --       1,026          --         3,164          --          366
     1.75% .......         3          11         106         958          14         1,590          --         2555
     1.80% .......        --          11          --       1,282          --           418          --         1464
     1.85% .......        --          75          --       3,117          --         3,459          --         4392
     1.90% .......        --          --          --           5          --           861          --          228
     1.95% .......        --          --          --         599          --            14          --           --
     2.00% .......        --           4          --       1,004          --           126          --            5
     2.05% .......        --          64          --         728          --           672          --          673
     2.10% .......        --           8          --         475          --           224          --           41
     2.15% .......        --          --          --          --          --           167          --           51
     2.20% .......        --          33          --         276          --            --          --           15
     2.25% .......        --           1          --          --          --           232          --            3
     2.30% .......        --          --          --          --          --            --          --           --
     2.35% .......        --          --          --          --          --            --          --           --
     2.40% .......        --          --          --          --          --            --          --           --
     2.45% .......        --           2          --           9          --            20          --           --
     2.55% .......        --          --          --          --          --            --          --           --
     2.60% .......        --          --          --          --          --            --          --           --
     2.70% .......        --          --          --          --          --            --          --           --
                        ----       -----       -----      ------       -----       -------       -----       ------
        Totals ...      $129       2,166       3,541      76,904       8,693       102,853       3,302       106872
                        ====       =====       =====      ======       =====       =======       =====       ======

                     PVTDiscGro   PVTGroInc   PVTIntEq   PVTSmCapVal   STICVTCapAp   STICVTGrInc   STICVTInt   STICVTIntGrBd
                     ----------   ---------   --------   -----------   -----------   -----------   ---------   -------------
     0.95% .......     $  811         318         372         358           393           231           5           --
     1.00% .......        136         380         556          --            --            --          --           --
     1.05% .......         --          --          --          --            --            --          --           --
     1.10% .......      1,797         321       1,284       1,313             1            --          23           --
     1.15% .......         --         205           4          --            --           177          --           --
     1.20% .......         30          36          --           8            --            --          --           --
     1.25% .......         20          --          --          --            --            --          --           --
     1.30% .......        287       1,543           1          --            --            --          --           --
     1.35% .......         27           1          27          66            --            --          --           --
     1.40% .......        214         515         389         137            --            --          --           --
     1.45% .......        542          32          --          --           414            63          --           --
     1.50% .......        345          --          --          --            37            --          --           --
     1.55% .......        215           2         138          --            --            --          --           19
     1.60% .......         78          --          --          --           563            --          --           --
     1.65% .......         --           6          --          --            44            --          --           --
     1.70% .......         40           4         103          --            --            --          --           --
     1.75% .......         43          43          --          --            --            --          --           --
     1.80% .......         --          48          --          --           114            80          --           --
     1.85% .......          4          --          --          --            13            --          --           --
     1.90% .......        145          --          --          --            --            --          --           --
     1.95% .......         --          --          --          --            --            --          --           --
     2.00% .......         --          --          --          --            --            --          --           --
     2.05% .......        138          --          --          --            --            --          --           --
     2.10% .......         --          13          --          --            --            --          --           --
     2.15% .......         --          13          --          --            --            --          --           --
     2.20% .......         --          --          --          --            --            --          --           --
     2.25% .......         74          --          --          --            --            --          --           --
     2.30% .......         --          --          --          --            --            --          --           --

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Continued

                     PVTDiscGro   PVTGroInc   PVTIntEq   PVTSmCapVal   STICVTCapAp   STICVTGrInc   STICVTInt   STICVTIntGrBd
                     ----------   ---------   --------   -----------   -----------   -----------   ---------   -------------
     2.35% .......         --          --          --          --            --           --           --           --
     2.40% .......         --          --          --          --            --           --           --           --
     2.45% .......         --          --          --          --            --           --           --           --
     2.55% .......         --          --          --          --            --           --           --           --
     2.60% .......         --          --          --          --            --           --           --           --
     2.70% .......         --          --          --          --            --           --           --           --
                       ------       -----       -----       -----         -----          ---          ---           --
        Totals ...     $4,946       3,480       2,874       1,882         1,579          551           28           19
                       ======       =====       =====       =====         =====          ===          ===           ==

                     STICVTMidCap   STICVTSmCapVal   STICVTValInc    VKCom2   VKEmGr2   VKCorPlus2   VKUSRealEst2   VISLgCapGr2
                     ------------   --------------   ------------   -------   -------   ----------   ------------   -----------
     0.95% .......       $211               4              263       14,101     2,858        754         1,058          3205
     1.00% .......         --              --               --        3,843       833         47           825            --
     1.05% .......         --              --               --          932       118         --           213            --
     1.10% .......         --               4               24       10,394     3,012        185           373          5691
     1.15% .......         --              50              219        5,840     3,227        451           570            --
     1.20% .......         --              --               --        1,053       716          1           137            76
     1.25% .......         --              --               --        3,463     1,483         37            81            --
     1.30% .......         11              --               --        3,957     1,488        131           335            --
     1.35% .......         --              --               --          193        51         --            38           104
     1.40% .......         --             155               --       21,669    10,411        229         1,588          1281
     1.45% .......        333              --              270        2,781       762        175           180            --
     1.50% .......         --              --               38        2,942     2,245         --           233            --
     1.55% .......         --              --               --       12,776     2,624        215         1,943          1258
     1.60% .......        281              --              379        5,627     2,105        305           379            --
     1.65% .......         22              --               34        3,084     1,637         23            55             2
     1.70% .......         --              --               --        2,074       847          2            11            --
     1.75% .......         --              --               --        3,833     2,212         42           114            --
     1.80% .......         78              --               99        2,315     1,632         --           312            --
     1.85% .......          7              --                9        2,862     1,969        151           284            --
     1.90% .......         --              --               86           74       324         --            27            --
     1.95% .......         --              --               --          246        --         --            --            --
     2.00% .......         --              --               --           47        68         --            --            --
     2.05% .......         --              --               --          392       428         46            --            --
     2.10% .......         --              --               --          199       192          4            12            --
     2.15% .......         --              --               --          441        --         43            --            --
     2.20% .......         --              --               --          310       211         --           189            --
     2.25% .......         --              --               --            3       231         --            87            --
     2.30% .......         --              --               --           --        69         --             1            --
     2.35% .......         --              --               --           96        --         --            --            --
     2.40% .......         --              --               --           --        --         --            --            --
     2.45% .......         --              --               --           10        20         --            --            --
     2.55% .......         --              --               --           --        --         --            --            --
     2.60% .......         --              --               --           --        --         --            --            --
     2.70% .......         --              --               --           --        --         --            --            --
                         ----             ---            -----      -------    ------      -----         -----         -----
        Totals ...       $943             213            1,421      105,557    41,773      2,841         9,045         11617
                         ====             ===            =====      =======    ======      =====         =====         =====

                     VISLgCapVal2   VISModGr2
                     ------------   ---------
     0.95% .......      $2,186        32,390
     1.00% .......          --            --
     1.05% .......          --           270
     1.10% .......       7,266        75,735
     1.15% .......         144         7,134
     1.20% .......         116         3,517
     1.25% .......          18         2,263
     1.30% .......          --           944
     1.35% .......         166         1,713
     1.40% .......       1,232        11,827
     1.45% .......          --            --
     1.50% .......         201         1,459
     1.55% .......       2,800        20,034
     1.60% .......          --         1,547
     1.65% .......          36           313
     1.70% .......          --            33
     1.75% .......          --            76
     1.80% .......          --           454

          NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS)

     Continued

                     VISLgCapVal2   VISModGr2
                     ------------   ---------
     1.85% .......           --           48
     1.90% .......           --           --
     1.95% .......           --           --
     2.00% .......           --           --
     2.05% .......           --           --
     2.10% .......           --           --
     2.15% .......           --           --
     2.20% .......           --           --
     2.25% .......           --           --
     2.30% .......           --           --
     2.35% .......           --           --
     2.40% .......           --           --
     2.45% .......           --           --
     2.55% .......           --           --
     2.60% .......           --           --
     2.70% .......           --           --
                        -------      -------
        Totals ...      $14,165      159,757
                        =======      =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $54,086,836 and $102,937,399, respectively, and total transfers from the Account to the fixed account were $7,621,463 and $20,434,375, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $429,475 and $817,242 to the Account in the form of bonus credits to the contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $791,451 and $2,085,964 to the Account in the form of additional premium to contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                          Contract                                                    Investment
                          Expense                        Unit           Contract        Income           Total
                           Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                       -------------   ---------   ---------------   --------------   ----------   -----------------
     AIM VIF - Basic Value Fund - Series II Shares
        2004 .......   0.95% to 2.60%  1,479,938   $10.91 to 10.48     $16,008,369       0.00%       4.69% to   3.88%
        2003 .......   0.95% to 2.25%  1,137,910     8.66 to  8.88      10,058,998       0.00%      11.47% to  12.53%
        2002 .......   0.95% to 2.00%    341,637     9.18 to  9.23       3,150,835       0.00%      -8.23% to  -7.72% (a)(b)

     AIM VIF - Capital Appreciation Fund - Series II Shares
        2004 .......   0.95% to 2.60%    315,348     9.96 to  9.57       3,108,098       0.00%       1.45% to   0.66%
        2003 .......   0.95% to 1.85%    230,430     8.35 to  8.49       1,943,314       0.00%      10.01% to  10.71%
        2002 .......   0.95% to 1.70%     19,716     8.72 to  8.76         172,463       0.00%     -12.84% to -12.45% (a)(b)

     AIM VIF - Capital Development Fund - Series I Shares
        2004 .......   0.95% to 1.40%     16,910    10.96 to 10.85         184,690       0.00%       4.93% to   4.76%
        2003 .......   1.10% to 1.10%      7,854     8.81 to  8.87          69,648       0.00%      13.65% to  13.96%
        2002 .......       1.10%              12         9.47                  114       0.00%           -5.33%       (a)(b)

     AIM VIF - Capital Development Fund - Series II Shares
        2004 .......   1.00% to 1.85%     17,205    10.17 to 13.37         185,447       0.00%       1.67% to   1.55% (a)(b)

     AIM VIF - International Growth Fund - Series II Shares
        2004 .......   0.95% to 2.30%    139,889    11.49 to 11.12       1,596,942       0.00%       5.64% to   4.98%
        2003 .......   0.95% to 1.85%    119,677     8.97 to  9.15       1,091,026       0.00%       6.43% to   7.20%
        2002 .......   0.95% to 1.70%     33,515    10.21 to 10.25         343,448       0.00%       2.07% to   2.52% (a)(b)

     AIM VIF - Mid Cap Core Equity Fund - Series I Shares
        2004 .......   0.95% to 1.75%     64,883    11.67 to 11.48         755,289       0.00%       7.61% to   7.24%
        2003 .......   0.95% to 1.35%     39,376     9.45 to  9.54         375,109       0.00%      10.43% to  10.91%
        2002 .......       1.10%           2,831         9.53               26,979       0.00%           -4.70%       (a)(b)

     AIM VIF - Premier Equity Fund - Series I Shares
        2004 .......   0.95% to 1.75%     50,150    10.24 to  8.51         504,526       0.00%       0.71% to   0.34%
        2003 .......   0.95% to 1.35%     19,139     7.55 to  9.02         169,993       0.00%       9.39% to   9.90%

     AIM VIF - Premier Equity Fund - Series II Shares
        2004 .......   0.95% to 2.35%    224,046     9.15 to  8.84       2,030,716       0.00%       0.51% to  -0.15%
        2003 .......   0.95% to 2.10%    171,850     7.95 to  8.08       1,381,046       0.00%       9.11% to   9.75%
        2002 .......   0.95% to 1.40%     17,695     8.35 to  8.37         148,002       0.00%     -16.54% to -16.26% (a)(b)

     Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
        2004 .......   0.95% to 2.40%    885,954    10.83 to 10.46       9,510,725       0.79%       2.58% to   1.88%
        2003 .......   0.95% to 2.25%    548,311     9.02 to  9.25       5,047,632       1.13%      13.70% to  14.76%
        2002 .......   0.95% to 1.55%    101,085     9.00 to  9.03         912,266       0.00%      -9.98% to  -9.68% (a)(b)

     Alliance VPSF - AllianceBernstein International Value Portfolio - Class B
        2004 .......   0.95% to 2.40%    450,682    13.94 to 13.47       6,234,575       0.46%       3.64% to   2.96%
        2003 .......   0.95% to 2.15%    395,637    10.61 to 10.84       4,267,000       0.45%      14.03% to  14.92%
        2002 .......   0.95% to 2.00%     75,088    10.86 to 10.92         819,664       0.00%       8.62% to   9.22% (a)(b)

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
        2004 .......   0.95% to 2.40%    888,623    13.51 to 13.06      11,916,866       0.08%       6.72% to   6.02%
        2003 .......   0.95% to 2.15%    707,954     9.85 to 10.05       7,080,652       0.64%       9.92% to  10.76%
        2002 .......   0.95% to 1.75%    229,967    10.27 to 10.31       2,369,797       0.00%       2.66% to   3.13% (a)(b)

     Alliance VPSF - AllianceBerntsein Premier Growth Portfolio - Class B
        2004 .......   0.95% to 2.40%    331,680     9.35 to  9.02       3,072,825       0.00%       2.84% to   2.13%
        2003 .......   0.95% to 1.85%    250,296     7.96 to  8.13       2,024,114       0.00%       8.39% to   9.20%
        2002 .......   0.95% to 1.40%     26,480     8.49 to  8.51         225,017       0.00%     -15.12% to -14.93% (a)(b)

         NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS)

                          Contract                                                    Investment
                          Expense                        Unit           Contract        Income           Total
                           Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                       -------------   ---------   ---------------   --------------   ----------   -----------------
     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2004 .......   0.95% to 1.75%     74,583   $12.23 to 11.16     $   904,950       0.00%       9.17% to   8.81%
        2003 .......   0.95% to 1.35%     26,852     8.46 to  9.20         246,269       0.00%      11.58% to  12.10%
        2002 .......       1.10%             239         9.76                2,333       0.00%           -2.40%       (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2004 .......   0.95% to 1.55%     44,844    10.16 to  7.56         421,916       0.01%       2.25% to   1.99%
        2003 .......   0.95% to 1.25%      7,621     6.54 to  8.74          64,362       0.01%       9.35% to   9.75%

     Dreyfus Stock Index Fund, Inc. - Initial Shares
        2004 .......   0.95% to 1.60%    170,419    11.09 to  9.00       1,823,559       0.74%       2.84% to   2.56%
        2003 .......   0.95% to 1.50%     81,243     7.70 to  9.42         753,853       0.80%      10.72% to  11.11%
        2002 .......       1.10%             711         9.51                6,763       0.00%           -4.88%       (a)(b)

     Dreyfus Stock Index Fund, Inc. - Service Shares
        2004 .......   0.95% to 2.35%    334,206    12.49 to 12.32       4,161,913       0.67%       2.69% to   2.02%
        2003 .......   0.95% to 1.70%     18,022    10.63 to 10.70         191,829       0.59%       6.25% to   6.38% (a)(b)

     Federated IS - American Leaders Fund II - Service Shares
        2004 .......   0.95% to 2.25%    241,682    10.43 to 10.14       2,503,164       1.32%       2.26% to   1.64%
        2003 .......   0.95% to 2.25%     97,450     8.68 to  8.87         861,867       1.00%       8.67% to   9.69%
        2002 .......   1.20% to 1.35%        239     9.26 to  9.26           2,214       0.00%      -7.39% to  -7.37% (a)(b)

     Federated IS - Capital Appreciation Fund II - Service Shares
        2004 .......   0.95% to 2.30%    259,183    10.13 to  9.83       2,604,144       0.48%       1.11% to   0.46%
        2003 .......   0.95% to 1.75%    126,242     8.79 to  8.89       1,117,091       0.35%       8.30% to   8.84%
        2002 .......   0.95% to 1.35%        608     9.23 to  9.24           5,617       0.00%      -7.69% to  -7.56% (a)(b)

     Federated IS - Growth Strategies Fund II
        2004 .......   0.95% to 1.65%     53,856    11.80 to 11.64         633,289       0.00%       4.50% to   4.20%
        2003 .......   0.95% to 1.35%     24,175     9.30 to  9.38         226,517       0.00%      14.77% to  15.22%
        2002 .......   0.95% to 1.10%      2,084     9.49 to  9.49          19,776       0.00%      -5.11% to  -5.10% (a)(b)

     Federated IS - High Income Bond Fund II-Service Shares
        2004 .......   0.95% to 2.10%  1,035,544    12.21 to 11.88      12,539,809       7.13%       1.59% to   1.03%
        2003 .......   0.95% to 1.85%    751,054    11.02 to 11.20       8,371,233       6.59%      11.76% to  12.40%
        2002 .......   0.95% to 1.85%    108,269     9.69 to  9.74       1,054,105       2.65%      -3.07% to  -2.59% (a)(b)

     Federated IS - International Equity Fund II
        2004 .......   0.95% to 1.40%     18,513    10.35 to 10.25         191,126       0.00%       2.19% to   2.02%
        2003 .......   0.95% to 1.10%      4,549     8.25 to  8.30          37,704       0.00%       6.69% to   7.00%
        2002 .......       1.10%             384         9.49                3,643       0.00%           -5.13%       (a)(b)

     Federated IS - Quality Bond Fund II - Primary Shares
        2004 .......   0.95% to 1.65%    286,588    10.94 to 11.38       3,148,654       4.07%      -0.49% to  -0.84%
        2003 .......   0.95% to 1.40%    169,897    11.01 to 11.65       1,885,097       3.52%       3.98% to   4.33%
        2002 .......   0.95% to 1.10%      4,038    10.00 to 10.00          40,387       0.00%       0.02% to   0.03% (a)(b)

     Federated IS - Quality Bond Fund II - Service Shares
        2004 .......   0.95% to 2.15%  1,465,300    11.02 to 10.73      16,017,715       4.06%      -0.62% to  -1.21%
        2003 .......   0.95% to 1.95%  1,037,846    11.01 to 11.17      11,538,013       3.22%       3.60% to   4.21%
        2002 .......   0.95% to 1.55%     44,612    10.09 to 10.10         450,743       0.00%       0.95% to   1.04% (a)(b)

     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
        2004 .......   1.30% to 1.50%  3,241,850    15.42 to 12.83      49,113,559       1.58%       2.81% to   2.71%
        2003 .......   1.30% to 1.50%  3,542,241    10.69 to 12.83      44,777,523       1.88%       9.88% to   9.99%
        2002 .......   1.30% to 1.50%  4,721,541    11.08 to 13.27      61,816,406       2.18%      -6.85% to  -6.75%
        2001 .......   1.30% to 1.50%  4,663,895    12.50 to 14.93      68,789,828       1.63%      -1.65% to  -1.55%
        2000 .......   1.30% to 1.50%  4,626,959    11.50 to 13.70      62,647,370       1.73%      -3.40% to  -3.30%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2004 .......   0.95% to 1.75%  3,092,511    12.46 to 11.10      37,875,989       1.45%       2.92% to   2.56%
        2003 .......   0.95% to 1.50%  3,108,841     8.35 to 10.34      31,797,893       1.76%       9.65% to  10.14%
        2002 .......   0.95% to 1.50%  3,600,720     8.66 to 10.66      38,160,433       2.11%      -6.88% to  -6.61%
        2001 .......   0.95% to 1.50%  3,962,272     9.77 to 11.97      47,149,142       1.57%      -1.73% to  -1.46%
        2000 .......   0.95% to 1.50%  3,904,493     9.00 to 10.96      42,555,781       1.63%      -3.49% to  -3.22%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
        2004 .......   0.95% to 2.55%  4,603,811    11.10 to  9.50      48,665,201       1.38%       2.85% to   2.08%
        2003 .......   0.95% to 2.15%  3,610,238     8.10 to  9.22      31,809,573       1.60%       9.23% to  10.02%
        2002 .......   0.95% to 2.05%  2,937,681     8.49 to  9.53      26,803,975       1.99%      -7.32% to  -6.68%
        2001 .......   0.95% to 1.85%  1,664,377     9.72 to 10.71      17,096,597       1.20%      -2.05% to  -1.50%
        2000 .......   0.95% to 1.90%     98,936     9.81 to  9.82         971,269       0.00%      -1.94% to  -1.79% (a)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                          Contract                                                     Investment
                          Expense                         Unit           Contract        Income             Total
                            Rate*         Units        Fair Value     Owners' Equity     Ratio**          Return***
                       -------------   ----------   ---------------   --------------   ----------   --------------------
     Fidelity(R) VIP - Growth Portfolio - Initial Class
        2004 .......   1.30% to 1.50%   3,774,172   $14.13 to 12.03    $ 52,488,258       0.27%       0.81% to   0.71%
        2003 .......   1.30% to 1.50%   4,437,270    10.28 to 12.05      52,743,566       0.29%      12.61% to  12.73%
        2002 .......   1.30% to 1.50%   5,929,345    10.63 to 12.44      72,862,141       0.32%     -19.85% to -19.77%
        2001 .......   1.30% to 1.50%   7,952,041    14.66 to 17.12     134,446,534       0.08%     -10.32% to -10.23%
        2000 .......   1.30% to 1.50%   8,796,389    19.45 to 22.67     196,964,928       0.10%       4.32% to   4.43%

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2004 .......   0.95% to 1.70%   4,191,958    11.89 to  8.26      48,857,452       0.16%       0.94% to   0.61%
        2003 .......   0.95% to 1.65%   4,517,101     6.74 to 10.11      44,777,986       0.21%      12.37% to  12.88%
        2002 .......   0.95% to 1.65%   5,719,322     6.98 to 10.40      58,335,686       0.18%     -20.00% to -19.66%
        2001 .......   0.95% to 1.65%   6,805,830     9.66 to 14.29      95,354,442       0.00%     -10.49% to -10.09%
        2000 .......   0.95% to 1.75%   7,020,338    12.83 to 18.86     130,058,308       0.08%       4.15% to   4.57%

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
        2004 .......   0.95% to 2.45%   5,531,832     6.31 to  7.49      37,865,951       0.13%       0.88% to   0.17%
        2003 .......   0.95% to 2.05%   5,226,062     5.18 to  6.76      30,616,980       0.12%      11.83% to  12.76%
        2002 .......   0.95% to 2.05%   5,351,409     5.40 to  7.01      32,542,956       0.18%     -20.38% to -19.74%
        2001 .......   0.95% to 1.95%   4,293,919     7.53 to  9.70      36,266,802       0.07%     -10.72% to -10.19%
        2000 .......   0.95% to 1.95%     612,103    10.06 to 10.07       6,162,647       0.00%       0.56% to   0.73% (a)

     Fidelity(R) VIP - High Income Portfolio - Initial Class
        2004 .......   1.30% to 1.50%   4,015,398    10.23 to  8.61      40,522,070       7.98%        0.02% to -0.08%
        2003 .......   1.30% to 1.50%   4,947,089     8.00 to  9.48      46,376,774       6.97%       16.32% to 16.44%
        2002 .......   1.30% to 1.50%   5,800,725     6.40 to  7.58      43,494,027      13.66%       -5.11% to -5.02%
        2001 .......   1.30% to 1.50%   7,312,475     7.15 to  8.45      61,206,222      12.89%       -7.88% to -7.79%
        2000 .......   1.30% to 1.50%  10,125,685     9.60 to 11.31     113,750,657       6.88%       -5.56% to -5.46%

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2004 .......   0.95% to 1.50%   2,625,955     8.52 to  8.16      22,344,292       8.19%        0.04% to -0.24%
        2003 .......   0.95% to 1.50%   2,831,634     7.60 to  8.27      22,321,395       7.35%       16.19% to 16.51%
        2002 .......   0.95% to 1.50%   3,352,204     6.09 to  6.62      21,067,478      14.74%       -5.01% to -4.72%
        2001 .......   0.95% to 1.50%   3,815,976     6.80 to  7.40      26,646,851      12.40%       -7.95% to -7.64%
        2000 .......   0.95% to 1.50%   4,409,654     9.14 to  9.34      41,120,415       6.67%       -5.66% to -5.40%

     Fidelity(R) VIP - High Income Portfolio - Service Class 2
        2004 .......   0.95% to 2.30%   2,422,394     9.02 to  7.79      20,748,117       8.07%        0.04% to -0.60%
        2003 .......   0.95% to 1.95%   1,998,186     7.33 to  8.36      15,896,461       6.17%       15.69% to 16.42%
        2002 .......   0.95% to 1.85%   1,480,861     5.93 to  6.68       9,417,381      14.30%       -5.54% to -4.89%
        2001 .......   0.95% to 1.85%   1,057,356     6.71 to  7.43       7,527,537      10.04%       -8.25% to -7.66%
        2000 .......   0.95% to 1.80%      91,219     9.93 to  9.94         906,842       0.00%       -0.69% to -0.55% (a)

     Fidelity(R) VIP - Money Market Portfolio - Initial Class
        2004 .......   0.95% to 1.95%   3,634,513    11.87 to 10.82      43,320,186       0.45%       -0.01% to -0.51%
        2003 .......   0.95% to 1.80%   5,805,538    10.86 to 12.25      69,461,138       0.55%       -0.44% to  0.06%
        2002 .......   0.95% to 1.75%   8,542,231    10.94 to 12.25     102,044,813       1.08%       -0.06% to  0.43%
        2001 .......   0.95% to 1.65%   7,406,632    10.89 to 12.11      87,915,053       2.52%        1.59% to  2.09%
        2000 .......   0.95% to 1.60%   5,494,321    10.46 to 11.58      62,613,430       2.90%        2.15% to  2.48%

     Fidelity(R) VIP - Overseas Portfolio - Initial Class
        2004 .......   1.30% to 1.50%   2,548,349    12.59 to 10.62      31,694,524       1.21%       0.33% to   0.23%
        2003 .......   1.30% to 1.50%   2,884,739     8.21 to  9.72      27,803,988       0.90%       9.53% to   9.64%
        2002 .......   1.30% to 1.50%   3,947,722     9.24 to 10.92      42,766,795       1.04%      -3.21% to  -3.11%
        2001 .......   1.30% to 1.50%   4,977,227    10.81 to 12.75      62,989,985       5.12%     -12.12% to -12.03%
        2000 .......   1.30% to 1.50%   6,191,619    14.54 to 17.12     105,356,829       1.41%      -5.78% to  -5.68%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2004 .......   0.95% to 1.70%   1,218,967    10.49 to  9.47      12,675,255       1.12%       0.52% to   0.21%
        2003 .......   0.95% to 1.50%   1,360,481     6.94 to  8.08      10,896,833       0.80%       9.28% to   9.76%
        2002 .......   0.95% to 1.60%   1,668,798     7.79 to  9.05      14,981,025       0.92%      -3.32% to  -2.96%
        2001 .......   0.95% to 1.60%   1,955,821     9.13 to 10.54      20,439,981       5.06%     -12.24% to -11.90%
        2000 .......   0.95% to 1.75%   2,143,456    12.29 to 14.12      30,004,850       1.21%      -5.87% to  -5.49%

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2
        2004 .......   0.95% to 2.30%   1,246,391     7.35 to  8.54       9,867,119       1.05%       0.39% to  -0.22%
        2003 .......   0.95% to 2.15%   3,169,577     5.45 to  6.93      21,028,296       0.26%       8.85% to   9.66%
        2002 .......   0.95% to 1.95%   1,253,875     6.21 to  7.81       8,772,028       1.01%      -3.85% to  -3.18%
        2001 .......   0.95% to 1.95%   1,186,638     7.31 to  9.14       9,824,792       4.54%     -12.55% to -11.99%
        2000 .......   0.95% to 1.90%     181,006     9.91 to  9.92       1,794,787       0.00%      -0.95% to  -0.79% (a)

          NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS)

                          Contract                                                     Investment
                          Expense                         Unit           Contract        Income             Total
                            Rate*         Units        Fair Value     Owners' Equity     Ratio**          Return***
                       -------------   ----------   ---------------   --------------   ----------   --------------------
     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
        2004 .......   0.95% to 2.30%      74,461   $ 9.89 to 14.44    $    851,587       0.00%       -1.05% to -1.25% (a)(b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
        2004 .......   0.95% to 1.45%      47,957     9.90 to  9.89         478,457       0.00%       -0.98% to -1.06% (a)(b)

     Fidelity(R) VIP - Value Portfolio - Service Class
        2004 .......   0.95% to 1.05%      69,667    10.39 to 10.36         723,485       0.00%       -0.20% to -0.25%
        2003 .......   0.95% to 1.05%      62,357     8.99 to  9.01         561,399       0.00%       14.81% to 14.87%
        2002 .......   0.95% to 1.15%     143,513     8.60 to  8.65       1,239,833       0.00%       -8.22% to -8.00%
        2001 .......   0.95% to 1.10%       7,900     9.69 to  9.69          76,536       0.00%       -3.14% to -3.11% (a)

     Fidelity(R) VIP - Value Portfolio - Service Class 2
        2004 .......   0.95% to 1.95%     151,594    10.35 to 10.03       1,550,436       0.00%       -0.29% to -0.79%
        2003 .......   0.95% to 1.95%     155,478     8.79 to  8.98       1,384,992       0.00%       14.07% to 14.64%
        2002 .......   0.95% to 1.95%     205,827     8.54 to  8.64       1,770,586       0.00%       -8.56% to -8.11%
        2001 .......   0.95% to 1.15%      17,689     9.67 to  9.68         171,191       0.00%       -3.25% to -3.21% (a)

     Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
        2004 .......   1.30% to 1.50%     718,811    13.76 to 11.88       9,743,311       2.75%        0.62% to  0.52%
        2003 .......   1.30% to 1.50%     813,147    11.12 to 12.85      10,298,148       3.66%        9.32% to  9.43%
        2002 .......   1.30% to 1.50%   1,020,930    10.29 to 11.87      11,954,852       5.26%       -9.05% to -8.96%
        2001 .......   1.30% to 1.50%   1,164,101    11.47 to 13.19      15,182,603       4.18%       -4.29% to -4.19%
        2000 .......   1.30% to 1.50%   1,333,159    12.48 to 14.33      18,906,846       3.26%       -1.43% to -1.33%

     Fidelity(R) VIP II - Asset Manager Portfolio - Service Class
        2004 .......   0.95% to 1.50%     677,669    11.68 to  9.87       7,864,097       2.65%        0.74% to  0.46%
        2003 .......   0.95% to 1.50%     721,281     9.25 to 10.88       7,803,394       3.55%        9.29% to  9.59%
        2002 .......   0.95% to 1.50%     881,567     8.57 to 10.03       8,792,725       5.16%       -9.10% to -8.85%
        2001 .......   0.95% to 1.50%   1,022,679     9.56 to 11.13      11,332,395       4.07%       -4.30% to -4.04%
        2000 .......   0.95% to 1.50%   1,015,420    10.41 to 12.06      12,181,450       3.07%       -1.49% to -1.21%

     Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2
        2004 .......   0.95% to 2.05%     522,584     9.50 to  9.06       5,020,517       2.56%        0.68% to  0.12%
        2003 .......   0.95% to 2.05%     558,248     8.56 to  9.24       5,028,062       3.45%        8.95% to  9.56%
        2002 .......   0.95% to 2.05%     719,932     7.98 to  8.56       6,002,089       5.05%       -9.45% to -8.95%
        2001 .......   0.95% to 2.05%     555,433     8.97 to  9.56       5,167,690       3.57%       -4.71% to -4.17%
        2000 .......   0.95% to 1.95%      57,998     9.85 to  9.86         571,818       0.00%       -1.52% to -1.36% (a)

     Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial Class
        2004 .......   1.30% to 1.50%     494,370    12.74 to 10.77       6,211,014       2.30%       0.76% to   0.66%
        2003 .......   1.30% to 1.50%     564,936     9.85 to 11.62       6,484,266       2.96%      11.79% to  11.90%
        2002 .......   1.30% to 1.50%     733,036     9.16 to 10.79       7,822,929       3.85%     -13.47% to -13.39%
        2001 .......   1.30% to 1.50%     886,968    10.86 to 12.77      11,217,244       2.92%      -6.40% to  -6.31%
        2000 .......   1.30% to 1.50%   1,009,747    13.19 to 15.47      15,504,208       1.98%      -2.03% to  -1.93%

     Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class
        2004 .......   0.95% to 1.65%     437,994    10.50 to  8.90       4,568,973       2.23%       0.87% to   0.55%
        2003 .......   0.95% to 1.50%     483,292     7.89 to  9.56       4,593,962       2.90%      11.64% to  12.06%
        2002 .......   0.95% to 1.50%     602,223     7.35 to  8.86       5,306,696       3.55%     -13.47% to -13.15%
        2001 .......   0.95% to 1.50%     719,613     8.71 to 10.45       7,481,951       2.81%      -6.54% to  -6.18%
        2000 .......   0.95% to 1.65%     765,201    10.58 to 12.63       9,627,666       1.91%      -2.11% to  -1.77%

     Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class 2
        2004 .......   0.95% to 2.00%     395,355     8.17 to  8.33       3,325,483       2.23%       0.79% to   0.30%
        2003 .......   0.95% to 1.85%     451,374     7.24 to  7.87       3,473,413       2.69%      11.38% to  12.00%
        2002 .......   0.95% to 1.85%     543,691     6.78 to  7.34       3,893,940       3.40%     -13.82% to -13.35%
        2001 .......   0.95% to 1.65%     565,151     8.10 to  8.73       4,802,789       2.34%      -6.68% to  -6.26%
        2000 .......   0.95% to 1.55%      55,445     9.89 to  9.90         548,632       0.00%      -1.11% to  -1.01% (a)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
        2004 .......   1.30% to 1.50%   3,941,823    17.68 to 14.78      68,781,396       0.35%       5.63% to   5.53%
        2003 .......   1.30% to 1.50%   4,353,319    12.04 to 14.37      61,827,874       0.49%       8.76% to   8.87%
        2002 .......   1.30% to 1.50%   5,486,745    12.21 to 14.54      78,942,623       1.13%      -1.52% to  -1.42%
        2001 .......   1.30% to 1.50%   6,997,432    12.82 to 15.24     105,550,183       0.81%     -10.61% to -10.52%
        2000 .......   1.30% to 1.50%   8,000,240    15.27 to 18.12     143,624,703       0.34%      -2.05% to  -1.95%

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                          Contract                                                     Investment
                          Expense                         Unit           Contract        Income             Total
                            Rate*         Units        Fair Value     Owners' Equity     Ratio**          Return***
                       -------------   ----------   ---------------   --------------   ----------   --------------------
     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
        2004 .......   0.95% to 1.85%   3,304,766   $14.92 to 10.46    $ 48,195,875       0.25%       5.75% to   5.27%
        2003 .......   0.95% to 1.85%   3,415,135     8.56 to 12.10      40,664,392       0.37%       8.53% to   9.02%
        2002 .......   0.95% to 1.85%   4,024,877     8.72 to 12.21      48,483,302       0.97%      -1.74% to  -1.30%
        2001 .......   0.95% to 1.85%   4,451,962     9.20 to 12.76      55,958,329       0.71%     -10.84% to -10.43%
        2000 .......   0.95% to 1.85%   4,732,970    11.01 to 15.14      70,548,221       0.33%      -2.27% to  -1.82%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
        2004 .......   0.95% to 2.60%   4,756,831     9.64 to  9.97      47,427,971       0.21%       5.65% to   4.83%
        2003 .......   0.95% to 2.25%   3,422,223     7.53 to  8.66      27,787,442       0.29%       7.96% to   8.95%
        2002 .......   0.95% to 1.95%   2,664,697     7.74 to  8.80      22,050,450       0.80%      -2.07% to  -1.40%
        2001 .......   0.95% to 1.95%   2,167,987     8.18 to  9.26      18,880,690       0.65%     -11.04% to -10.49%
        2000 .......   0.95% to 1.90%     304,646     9.82 to  9.84       2,996,077       0.00%      -1.77% to  -1.61% (a)

     Fidelity(R) VIP II - Index 500 Portfolio - Initial Class
        2004 .......   0.95% to 2.05%   7,843,720    11.48 to  8.07      97,048,747       1.31%       2.83% to   2.26%
        2003 .......   0.95% to 2.05%   8,621,959     6.93 to 12.46      90,963,911       1.54%      10.46% to  11.15%
        2002 .......   0.95% to 2.05%  11,078,969     7.07 to 12.61     118,611,801       1.41%     -14.21% to -13.69%
        2001 .......   0.95% to 1.85%  12,888,968     8.88 to 15.65     172,548,522       1.12%      -7.62% to  -7.05%
        2000 .......   0.95% to 1.85%  11,897,854    10.62 to 18.61     192,943,350       1.11%      -1.50% to  -1.05%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class
        2004 .......   0.95% to 1.95%   5,174,114    14.06 to 12.44      74,088,473       4.31%       -0.43% to -0.93%
        2003 .......   0.95% to 1.85%   7,196,670    12.61 to 15.12     104,097,867       4.02%        3.67% to  4.17%
        2002 .......   0.95% to 1.85%   7,600,265    11.49 to 13.69      99,474,631       4.59%        2.20% to  2.69%
        2001 .......   0.95% to 1.85%   6,643,188    10.84 to 12.84      81,864,294       5.11%        2.61% to  3.10%
        2000 .......   0.95% to 1.80%   5,645,300    10.05 to 11.72      63,783,981       7.05%        2.87% to  3.31%

     Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class
        2004 .......   0.95% to 1.40%      21,863     9.27 to  9.11         202,374       0.00%       6.94% to   6.76%
        2003 .......   0.95% to 1.00%      23,953     7.41 to  7.51         179,765       0.00%      11.67% to  11.99%
        2002 .......   0.95% to 1.60%      36,641     7.65 to  7.78         284,268       0.00%     -15.82% to -15.33%
        2001 .......   0.95% to 1.60%      52,221    10.51 to 10.57         551,463       0.23%       5.12% to   5.68% (a)

     Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2
        2004 .......   0.95% to 2.25%     357,300     9.14 to  8.72       3,216,306       0.00%       6.64% to   6.01%
        2003 .......   0.95% to 2.15%     257,331     7.19 to  7.42       1,889,530       0.00%      11.07% to  11.78%
        2002 .......   0.95% to 1.95%     234,524     7.56 to  7.70       1,795,401       0.00%     -16.20% to -15.66%
        2001 .......   0.95% to 1.65%      71,247    10.45 to 10.51         747,679       0.02%       4.53% to   5.12% (a)

     Fidelity(R) VIP III - Balanced Portfolio - Initial Class
        2004 .......   1.30% to 1.50%   3,101,036    16.82 to 11.59      51,508,197       2.07%       -0.69% to -0.79%
        2003 .......   1.30% to 1.50%   3,756,868    11.00 to 15.94      59,192,797       2.94%        9.19% to  9.29%
        2002 .......   1.30% to 1.50%   5,112,133    10.23 to 14.80      74,905,016       3.42%       -8.65% to -8.56%
        2001 .......   1.30% to 1.50%   6,063,253    11.34 to 16.36      98,218,280       3.74%       -1.89% to -1.79%
        2000 .......   1.30% to 1.50%   7,443,328    12.16 to 17.51     129,111,547       3.00%       -0.81% to -0.71%

     Fidelity(R) VIP III - Balanced Portfolio - Service Class
        2004 .......   0.95% to 1.70%   1,577,248    11.32 to  9.61      17,734,304       1.99%      -0.51% to -0.86%
        2003 .......   0.95% to 1.50%   1,733,631     8.72 to 10.70      18,428,963       2.79%       9.01% to  9.43%
        2002 .......   0.95% to 1.50%   2,046,464     8.12 to  9.90      20,152,298       3.33%      -8.68% to -8.43%
        2001 .......   0.95% to 1.50%   2,205,858     9.01 to 10.93      23,965,124       3.56%      -1.89% to -1.62%
        2000 .......   0.95% to 1.50%   2,364,961     9.66 to 11.66      27,430,121       3.43%      -0.88% to -0.60%

     Fidelity(R) VIP III - Balanced Portfolio - Service Class 2
        2004 .......   0.95% to 2.00%   1,069,453     9.74 to  8.90      10,044,716       1.84%      -0.58% to -1.08%
        2003 .......   0.95% to 1.95%   1,111,277     8.47 to  9.21       9,904,120       2.63%       8.74% to  9.38%
        2002 .......   0.95% to 1.95%   1,303,127     7.95 to  8.54      10,789,212       3.72%      -9.06% to -8.53%
        2001 .......   0.95% to 1.80%     908,747     8.91 to  9.44       8,341,906       2.85%      -2.29% to -1.76%
        2000 .......   0.95% to 1.90%      60,141    10.08 to 10.09         606,679       0.00%       0.76% to  0.92% (a)

     Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class
        2004 .......   0.95% to 1.45%      80,860     6.99 to  6.68         564,435       0.00%      -0.61% to  -0.83%
        2003 .......   0.95% to 1.05%     105,506     6.10 to  6.36         669,963       0.00%      11.76% to  12.06%
        2002 .......   0.95% to 1.40%     157,005     5.59 to  5.79         908,033       0.00%      -6.46% to  -6.19%
        2001 .......   0.95% to 1.40%     116,544     6.79 to  6.99         813,256       0.11%     -20.23% to -19.96%

          NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS)

                          Contract                                                     Investment
                          Expense                         Unit           Contract        Income           Total
                           Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                       -------------   ----------   ---------------   --------------   ----------   -----------------
     Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class 2
        2004 .......   0.95% to 2.35%     569,932   $  6.95 to 6.41    $  3,846,206       0.00%      -0.62% to  -1.28%
        2003 .......   0.95% to 1.85%     531,153      5.96 to 6.33       3,273,947       0.00%      11.26% to  11.92%
        2002 .......   0.95% to 1.85%     525,085      5.51 to 5.78       2,970,326       0.00%      -6.92% to  -6.35%
        2001 .......   0.95% to 1.85%     351,651      6.74 to 6.98       2,409,864       0.11%     -20.61% to -20.08%

     Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class
        2004 .......   1.30% to 1.50%   1,998,017    14.57 to 12.10      28,694,715       0.90%      -0.71% to  -0.81%
        2003 .......   1.30% to 1.50%   2,336,339    11.17 to 13.43      30,991,079       1.25%      11.64% to  11.75%
        2002 .......   1.30% to 1.50%   3,044,695    10.42 to 12.50      37,553,085       1.48%     -14.49% to -14.40%
        2001 .......   1.30% to 1.50%   3,619,369    12.71 to 15.21      54,334,723       1.34%      -6.27% to  -6.18%
        2000 .......   1.30% to 1.50%   4,080,902    13.86 to 16.55      66,811,203       1.15%      -2.96% to  -2.86%

     Fidelity(R) VIP III - Growth & Income Portfolio - Service Class
        2004 .......   0.95% to 1.70%   3,012,650    11.58 to  9.02      34,481,354       0.81%      -0.61% to  -0.95%
        2003 .......   0.95% to 1.50%   3,315,271     7.82 to 10.64      34,891,253       1.16%      11.36% to  11.82%
        2002 .......   0.95% to 1.50%   4,111,454     7.30 to  9.88      40,144,780       1.39%     -14.55% to -14.32%
        2001 .......   0.95% to 1.50%   4,759,806     8.91 to 11.99      56,356,297       1.27%      -6.36% to  -6.10%
        2000 .......   0.95% to 1.50%   5,110,490     9.73 to 13.02      65,745,565       1.30%      -3.03% to  -2.76%

     Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2
        2004 .......   0.95% to 2.45%   2,179,809     8.85 to  8.00      18,755,376       0.78%      -0.72% to  -1.44%
        2003 .......   0.95% to 2.15%   2,319,203     7.47 to  8.15      18,466,761       0.99%      10.91% to  11.79%
        2002 .......   0.95% to 2.00%   2,173,638     7.05 to  7.58      16,106,148       1.46%     -15.11% to -14.46%
        2001 .......   0.95% to 1.75%   1,821,302     8.79 to  9.22      16,478,569       1.14%      -6.74% to  -6.18%
        2000 .......   0.95% to 1.90%     221,111    10.01 to 10.02       2,215,309       0.00%       0.08% to   0.23%(a)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
        2004 .......   1.30% to 1.50%   7,899,058    17.08 to  8.95     131,599,141       0.55%       0.80% to   0.70%
        2003 .......   1.30% to 1.50%   9,787,062     7.79 to 14.84     142,195,540       0.84%      12.14% to  12.25%
        2002 .......   1.30% to 1.50%  13,468,378     7.77 to 14.78     195,312,483       1.15%     -13.88% to -13.79%
        2001 .......   1.30% to 1.50%  17,612,042     9.69 to 18.40     318,469,359       0.38%      -9.45% to  -9.36%
        2000 .......   1.30% to 1.50%  23,264,360    12.53 to 23.73     543,358,218       1.22%      -4.37% to  -4.27%

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2004 .......   0.95% to 1.70%   4,441,111     8.58 to  6.88      37,731,346       0.47%       0.91% to   0.58%
        2003 .......   0.95% to 1.50%   4,943,422     5.85 to  7.44      36,413,098       0.66%      11.87% to  12.34%
        2002 .......   0.95% to 1.50%   6,249,786     5.85 to  7.39      45,713,370       0.98%     -14.06% to -13.71%
        2001 .......   0.95% to 1.50%   7,611,194     7.30 to  9.17      69,148,474       0.25%      -9.60% to  -9.21%
        2000 .......   0.95% to 1.70%   9,055,119     9.42 to 11.81     106,036,685       1.34%      -4.52% to  -4.16%

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2
        2004 .......   0.95% to 2.25%   1,065,720     7.18 to  6.43       7,397,636       0.34%       0.85% to   0.24%
        2003 .......   0.95% to 1.80%   1,202,256     5.66 to  6.24       7,266,536       0.51%      11.50% to  12.29%
        2002 .......   0.95% to 1.80%   1,598,560     5.71 to  6.20       9,645,304       0.88%     -14.35% to -13.77%
        2001 .......   0.95% to 1.95%   1,620,990     7.22 to  7.71      12,199,222       0.33%      -9.92% to  -9.34%
        2000 .......   0.95% to 1.70%     265,854     9.93 to  9.95       2,643,399       0.00%      -0.67% to  -0.54%(a)

     Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class
        2004 .......       1.30%          153,197         23.65           3,623,323       0.00%            5.48%
        2003 .......       1.30%          153,493         17.73           2,721,674       0.46%            8.21%
        2002 .......       1.30%          175,903         18.06           3,176,857       1.01%           -1.90%
        2001 .......       1.30%          170,523         17.98           3,065,260       0.00%           -6.73%
        2000 .......       1.30%          108,936         17.96           1,956,319       0.00%           22.98%

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
        2004 .......   0.95% to 1.85%     906,383    23.98 to 21.12      21,635,455       0.00%       5.64% to   5.16%
        2003 .......   0.95% to 1.50%     968,590    16.17 to 17.93      17,295,523       0.33%       7.91% to   8.35%
        2002 .......   0.95% to 1.60%   1,282,627    16.52 to 18.22      23,272,275       0.93%      -2.26% to  -1.74%
        2001 .......   0.95% to 1.60%   1,407,278    16.49 to 18.09      25,384,907       0.00%      -7.13% to  -6.63%
        2000 .......   0.95% to 1.75%   1,170,199    16.48 to 18.02      20,964,778       0.00%      22.58% to  23.08%

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
        2004 .......   0.95% to 2.45%   3,060,407    13.77 to 20.50      50,382,676       0.00%       5.59% to   4.86%
        2003 .......   0.95% to 2.15%   2,401,394     9.92 to 16.27      29,863,018       0.27%       7.42% to   8.26%
        2002 .......   0.95% to 2.05%   2,165,763    10.24 to 16.65      28,160,731       0.92%      -2.51% to  -1.79%
        2001 .......   0.95% to 1.95%   1,602,096    10.30 to 16.62      21,105,366       0.00%      -7.26% to  -6.73%
        2000 .......   0.95% to 1.90%     184,012    10.39 to 10.41       1,914,958       0.00%       3.95% to   4.11%(a)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                          Contract                                                     Investment
                          Expense                         Unit           Contract        Income           Total
                           Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                       -------------   ----------   ---------------   --------------   ----------   -----------------
     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2004 .......   0.95% to 1.40%      30,438   $13.03 to 12.14    $    395,038       0.00%       5.07% to   4.92%
        2003 .......   0.95% to 1.25%      16,424     9.57 to  9.60         157,394       0.00%      20.76% to  20.95%
        2002 .......       1.10%              195         9.33                1,819       0.00%           -6.74%      (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
        2004 .......   0.95% to 2.40%     680,399    12.29 to 11.91       8,305,957       0.00%       5.05% to   4.37%
        2003 .......   0.95% to 1.95%     271,115     8.90 to  9.06       2,445,910       0.00%      19.73% to  20.69%
        2002 .......   0.95% to 1.40%      13,809     8.81 to  8.83         121,858       0.00%     -11.85% to -11.73%(a)(b)

     Franklin Templeton VIP - Franklin Rising Dividends Securities  Fund - Class 1
        2004 .......   0.95% to 1.75%     180,065    11.52 to 11.33       2,066,873       0.90%       4.17% to   3.81%
        2003 .......   0.95% to 1.35%      69,090     9.43 to  9.52         656,839       1.39%       6.05% to   6.50%
        2002 .......   1.10% to 1.35%         658     9.82 to  9.82           6,462       0.00%      -1.80% to  -1.79%(a)(b)

     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1
        2004 .......   0.95% to 1.55%      44,676    10.60 to  9.68         468,798       1.59%       3.82% to   3.57%
        2003 .......   0.95% to 1.35%      13,475     7.67 to  8.33         112,110       2.77%       6.88% to   7.18%
        2002 .......       1.10%              758         9.52                7,215       0.00%           -4.81%      (a)(b)

     Gartmore GVIT Dreyfus International Value Fund - Class III
        2004 .......   1.10% to 1.55%       6,062    10.38 to 14.71          81,818       1.39%       3.76% to   3.70%(a)(b)

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2004 .......   0.95% to 1.75%      71,033    11.66 to 11.15         820,248       0.30%       5.23% to   4.88%
        2003 .......   0.95% to 1.50%      17,319     8.91 to  9.26         158,439       0.23%      10.93% to  11.43%
        2002 .......       1.10%              165         9.49                1,566       0.00%           -5.07%      (a)(b)

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II
        2004 .......   0.95% to 2.45%     644,247    11.07 to 10.71       7,079,284       0.16%       5.15% to   4.42%
        2003 .......   0.95% to 2.15%     325,753     8.65 to  8.81       2,858,553       0.14%      10.46% to  11.35%
        2002 .......   0.95% to 2.00%      14,197     9.03 to  9.05         128,519       0.00%      -9.69% to  -9.47%(a)(b)

     Gartmore GVIT Emerging Markets Fund - Class II
        2004 .......   0.95% to 2.30%     155,886    12.93 to 12.52       1,998,674       0.00%       -1.88%to  -2.45%
        2003 .......   0.95% to 2.00%      79,790     9.17 to  9.32         740,076       0.27%       14.70%to  15.40%
        2002 .......   0.95% to 1.40%      33,919     9.32 to  9.34         316,687       0.00%       -6.84%to  -6.56%(a)(b)

     Gartmore GVIT Emerging Markets Fund - Class VI
        2004 .......   0.95% to 2.10%      10,457     9.68 to  9.67         101,198       0.00%       -3.16%to  -3.34%(a)(b)

     Gartmore GVIT Government Bond Fund - Class I
        2004 .......   0.95% to 2.30%   2,694,586    10.93 to 11.08      29,705,758       3.44%      -0.56% to  -1.23%
        2003 .......   0.95% to 1.85%   3,239,545    11.02 to 11.72      36,647,333       2.29%       1.97% to   2.64%
        2002 .......   0.95% to 1.70%     266,939    10.24 to 10.82       2,767,648       0.47%       2.14% to   2.59%(a)(b)

     Gartmore GVIT ID Aggressive Fund - Class II
        2004 .......   0.95% to 2.45%   1,528,783    11.25 to 10.85      16,995,754       0.44%       3.48% to   2.70%
        2003 .......   0.95% to 1.80%     600,055     8.96 to  9.18       5,475,570       0.71%       9.70% to  10.35%
        2002 .......   0.95% to 1.55%      32,152     9.42 to  9.53         305,586       0.77%      -5.06% to  -4.69%(a)(b)

     Gartmore GVIT ID Conservative Fund - Class II
        2004 .......   0.95% to 2.30%   3,469,875    10.69 to 10.35      36,805,843       1.02%       0.48% to  -0.19%
        2003 .......   0.95% to 2.15%   2,407,729    10.12 to 10.30      24,691,090       1.32%       2.80% to   3.47%
        2002 .......   0.95% to 1.85%      89,154     9.91 to  9.96         887,401       0.11%      -0.86% to  -0.37%(a)(b)

     Gartmore GVIT ID Moderate Fund - Class II
        2004 .......   0.95% to 2.55%  11,904,914    11.02 to 10.56     130,022,521       0.75%       1.98% to   1.19%
        2003 .......   0.95% to 2.10%   6,592,385     9.53 to  9.76      63,972,805       1.02%       6.62% to   7.37%
        2002 .......   0.95% to 1.85%     421,631     9.61 to  9.69       4,079,378       0.03%      -3.48% to  -3.10%(a)(b)

     Gartmore GVIT ID Moderately Aggressive Fund - Class II
        2004 .......   0.95% to 2.40%   4,797,765    11.16 to 10.71      52,985,410       0.60%       2.72% to   2.02%
        2003 .......   0.95% to 2.10%   2,506,233     9.20 to  9.44      23,517,621       0.81%       8.23% to   9.00%
        2002 .......   0.95% to 1.85%     159,236     9.51 to  9.61       1,528,062       0.01%      -4.30% to  -3.89%(a)(b)

     Gartmore GVIT ID Moderately Conservative Fund - Class II
        2004 .......   0.95% to 2.45%   4,591,569    10.90 to 10.49      49,609,350       0.93%       1.09% to   0.36%
        2003 .......   0.95% to 2.15%   3,141,787     9.85 to 10.09      31,525,093       1.22%       4.58% to   5.38%
        2002 .......   0.95% to 1.85%     291,266     9.77 to  9.84       2,862,333       0.15%      -2.11% to  -1.62%(a)(b)

     Gartmore GVIT International Value Fund - Class VI
        2004 .......   0.95% to 1.80%      16,242    10.37 to 10.35         168,290       1.65%       3.68% to   3.54%(a)(b)


         NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS)

                          Contract                                                     Investment
                          Expense                         Unit           Contract        Income           Total
                           Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                       -------------   ----------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT Money Market Fund - Class I
        2004 .......   0.95% to 2.45%   2,551,784   $ 9.97 to  9.70     $25,427,264       0.23%      -0.23% to  -0.98%
        2003 .......   0.95% to 1.85%   2,032,420     9.88 to 10.16      20,430,491       0.35%      -0.68% to  -0.10%
        2002 .......   0.95% to 1.75%     531,787     9.98 to 10.21       5,352,862       0.58%      -0.23% to   0.12%(a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class II
        2004 .......   0.95% to 2.45%     389,935     9.80 to  9.44       3,795,512       0.00%       2.84% to   2.12%
        2003 .......   0.95% to 2.15%     278,370     8.08 to  8.27       2,291,513       0.00%      14.29% to  15.24%
        2002 .......   0.95% to 2.00%      50,075     8.67 to  8.71         436,192       0.00%     -13.34% to -12.85%(a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
        2004 .......   0.95% to 1.75%      46,368    12.52 to 11.01         568,131       0.00%       4.95% to   4.62%
        2003 .......   0.95% to 1.20%      11,931     8.10 to  9.10         107,075       0.00%      18.26% to  18.62%
        2002 .......       1.10%               84         9.29                  780       0.00%           -7.13%      (a)(b)

     Gartmore GVIT Small Cap Value Fund - Class II
        2004 .......   0.95% to 2.30%     634,828    11.58 to 11.24       7,291,159       0.00%       4.79% to   4.17%
        2003 .......   0.95% to 1.85%     240,122     8.31 to  8.46       2,021,280       0.00%      17.68% to  18.57%
        2002 .......   0.95% to 1.40%      29,281     8.61 to  8.63         252,583       0.00%     -13.85% to -13.73%(a)(b)

     Gartmore GVIT Small Company Fund - Class I
        2004 .......   0.95% to 1.75%      60,401    12.23 to 11.26         719,550       0.00%       6.31% to   5.95%
        2003 .......   0.95% to 1.35%      22,212     8.77 to  9.44         208,522       0.00%      14.19% to  14.64%
        2002 .......       1.35%               82         9.57                  785       0.00%           -4.28%      (a)(b)

     Gartmore GVIT Small Company Fund - Class II
        2004 .......   0.95% to 2.05%     486,891    12.50 to 12.18       6,040,374       0.00%       6.20% to   5.68%
        2003 .......   0.95% to 2.00%     282,924     9.52 to  9.67       2,723,042       0.00%      13.79% to  14.47%
        2002 .......   0.95% to 1.60%      73,629     9.80 to  9.84         723,794       0.00%      -2.01% to  -1.62%(a)(b)

     Janus AS - Risk-Managed Core Portfolio - Service Shares
        2004 .......   0.95% to 2.30%      25,038    13.03 to 12.84         324,501       0.92%       6.62% to   5.95%
        2003 .......   0.95% to 0.95%       6,649    10.60 to 10.60          70,502       0.00%       6.03% to   6.03%(a)(b)

     MFS(R) VIT - Investors Growth Stock Series - Service Class
        2004 .......   0.95% to 2.60%     569,576     9.30 to  8.93       5,239,582       0.00%       1.97% to   1.16%
        2003 .......   0.95% to 2.10%     338,129     8.25 to  8.44       2,837,037       0.00%      11.43% to  12.34%
        2002 .......   0.95% to 2.00%      25,154     8.51 to  8.56         215,142       0.00%     -14.87% to -14.39%(a)(b)

     MFS(R) VIT - Mid Cap Growth Series - Service Class
        2004 .......   0.95% to 2.45%     863,444     9.29 to  8.94       7,935,103       0.00%       7.82% to   7.07%
        2003 .......   0.95% to 2.10%     508,792     7.29 to  7.47       3,774,792       0.00%      16.31% to  17.30%
        2002 .......   0.95% to 2.00%      45,831     7.21 to  7.25         331,865       0.00%     -27.89% to -27.48%(a)(b)

     MFS(R) VIT - New Discovery Series - Service Class
        2004 .......   0.95% to 2.45%     489,948     9.58 to  9.24       4,657,175       0.00%       0.17% to  -0.53%
        2003 .......   0.95% to 2.25%     386,238     7.91 to  8.11       3,117,728       0.00%      11.02% to  12.09%
        2002 .......   0.95% to 2.00%      43,491     8.58 to  8.63         374,879       0.00%     -14.22% to -13.74%(a)(b)

     MFS(R) VIT - Value Series - Service Class
        2004 .......   0.95% to 2.25%     581,804    10.90 to 10.56       6,283,114       0.44%       2.82% to   2.20%
        2003 .......   0.95% to 2.10%     403,408     9.02 to  9.19       3,687,257       0.18%       6.37% to   7.11%
        2002 .......   0.95% to 1.70%      45,073     9.72 to  9.76         439,552       0.00%      -2.78% to  -2.35%(a)(b)

     Oppenheimer Capital Appreciation Fund/VA - Service Class
        2004 .......   0.95% to 2.60%   1,699,160    10.19 to  9.79      17,148,413       0.23%       1.75% to   0.95%
        2003 .......   0.95% to 2.25%   1,026,049     8.42 to  8.64       8,815,506       0.31%      10.61% to  11.65%
        2002 .......   0.95% to 1.75%     162,402     8.56 to  8.60       1,394,560       0.06%     -14.43% to -14.03%(a)(b)

     Oppenheimer Global Securities Fund/VA - Class 3
        2004 .......   0.95% to 1.75%      10,176    10.09 to 14.55         108,359       0.00%       0.95% to   0.84%(a)(b)

     Oppenheimer Global Securities Fund/VA - Class 4
        2004 .......   0.95% to 2.45%     185,475    10.10 to 10.07       1,871,347       0.00%       0.96% to   0.71%(a)(b)

     Oppenheimer Global Securities Fund/VA - Initial Class
        2004 .......   0.95% to 1.55%      65,020    11.54 to 10.39         742,733       1.33%       2.84% to   2.61%
        2003 .......   0.95% to 1.30%      24,474     7.93 to  8.81         214,243       0.45%      10.67% to  11.19%

     Oppenheimer Global Securities Fund/VA - Service Class
        2004 .......   0.95% to 2.20%     954,962    11.50 to 11.16      10,890,714       1.26%       2.74% to   2.17%
        2003 .......   0.95% to 2.10%   1,215,272     8.59 to  8.78      10,612,057       0.80%      10.18% to  11.08%
        2002 .......   0.95% to 2.00%     151,976     9.44 to  9.49       1,441,538       0.01%      -5.59% to  -5.07%(a)(b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                          Contract                                                    Investment
                          Expense                        Unit            Contract       Income           Total
                           Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                       -------------   ---------   ---------------   --------------   ----------   -----------------
     Oppenheimer High Income Fund/VA - Initial Class
        2004 .......   0.95% to 1.75%    149,976   $11.97 to 11.78     $ 1,790,257       6.11%       1.18% to   0.81%
        2003 .......   0.95% to 1.35%     71,446    10.92 to 11.01         785,194       5.29%      13.81% to  14.20%
        2002 .......   1.10% to 1.35%        377     9.57 to  9.57           3,607       0.00%      -4.35% to  -4.33% (a) (b)

     Oppenheimer Main Street Fund(R)/VA - Service Class
        2004 .......   0.95% to 2.45%  1,600,617    10.45 to 10.07      16,577,016       0.70%       1.96% to   1.24%
        2003 .......   0.95% to 2.15%    987,027     8.78 to  8.97       8,806,630       0.81%       8.76% to   9.63%
        2002 .......   0.95% to 2.00%    143,392     9.37 to  9.42       1,349,653       0.04%      -6.31% to  -5.78% (a) (b)

     Oppenheimer Main Street Small Cap Fund(R)/VA - Initial Class
        2004 .......   0.95% to 1.65%     56,242    12.55 to 12.37         703,943       0.00%       4.93% to   4.64%
        2003 .......   0.95% to 1.20%     25,523     9.59 to  9.67         246,428       0.00%      15.12% to  15.56%
        2002 .......       1.10%           1,829        10.01               18,309       0.00%           0.10%        (a) (b)

     Oppenheimer Strategic Bond Fund/VA - Service Class
        2004 .......   0.95% to 2.25%  1,390,596    12.16 to 11.79      16,771,702       5.01%      -0.44% to  -1.07%
        2003 .......   0.95% to 1.85%    853,868    11.28 to 11.48       9,762,099       5.28%       8.42% to   9.10%
        2002 .......   0.95% to 1.85%    136,610    10.00 to 10.05       1,372,669       0.84%       0.05% to   0.55% (a) (b)

     Putnam VT Discovery Growth Fund - IB Shares
        2004 .......   0.95% to 2.25%     88,909    10.28 to 10.00         908,676       0.24%       1.08% to   0.46%
        2003 .......   0.95% to 1.50%     26,125     9.00 to  9.08         236,864       0.34%       9.95% to  10.43%

     Putnam VT Growth & Income Fund - IB Shares
        2004 .......   0.95% to 2.15%     47,823    12.74 to 12.25         606,339       1.59%       3.20% to   2.62%
        2003 .......   0.95% to 1.30%      3,204    10.60 to 10.85          34,062       0.00%       8.40% to   8.54% (a) (b)

     Putnam VT International Equity Fund - IB Shares
        2004 .......   0.95% to 1.70%     51,137    10.43 to 10.26         530,877       1.98%       0.71% to   0.38%
        2003 .......   0.95% to 1.35%     24,220     8.51 to  8.59         207,702       0.91%       5.17% to   5.62%
        2002 .......       1.10%              24         9.57                  230       0.00%          -4.28%        (a) (b)

     Putnam VT Small Cap Value - IB Shares
        2004 .......   0.95% to 1.40%     29,010    12.74 to 12.62         368,444       0.36%      10.73% to  10.57%
        2003 .......   0.95% to 1.35%     24,415     9.05 to  9.08         221,499       0.39%      16.81% to  17.05%
        2002 .......   0.95% to 1.10%      4,937     9.82 to  9.82          48,481       0.00%      -1.81% to  -1.80% (a) (b)

     STI Classic Variable Trust - Capital Appreciation Fund
        2004 .......   0.95% to 1.85%     24,501    12.21 to 12.02         297,373       0.00%       2.69% to   2.23%
        2003 .......   1.45% to 1.45%      2,777    10.70 to 10.70          29,711       0.00%       5.69% to   5.69%

     STI Classic Variable Trust - Growth & Income Fund
        2004 .......   0.95% to 1.80%      7,949    13.81 to 13.61         109,358       0.31%       4.26% to   3.81%

     STI Classic Variable Trust - International Equity Fund
        2004 .......   0.95% to 1.10%      1,450    14.73 to 14.69          21,310       0.00%       2.90% to   2.83%

     STI Classic Variable Trust - Investment Grade Bond Fund
        2004 .......       1.55%             625        10.32                6,449       1.43%           -1.22%

     STI Classic Variable Trust - Mid-Cap Equity Fund
        2004 .......   0.95% to 1.85%     12,801    13.63 to 13.41         173,350       0.35%       3.06% to   2.59%
        2003 .......   1.45% to 1.45%      1,343    11.21 to 11.21          15,053       0.00%       9.04% to   9.04%

     STI Classic Variable Trust - Small Cap Value Equity Fund
        2004 .......   0.95% to 1.40%      2,702    16.13 to 16.02          43,360       0.23%       8.88% to   8.71%

     STI Classic Variable Trust - Value Income Stock Fund
        2004 .......   0.95% to 1.90%     20,483    13.92 to 13.71         283,341       0.70%       5.00% to   4.55%
        2003 .......   1.45% to 1.45%      1,724    11.47 to 11.47          19,781       0.00%       5.66% to   5.66%

     Van Kampen LIT - Comstock Portfolio - Class II
        2004 .......   0.95% to 2.45%  1,622,937    10.91 to 10.52      17,554,666       0.80%       4.41% to   3.68%
        2003 .......   0.95% to 2.15%    970,123     8.88 to  9.08       8,762,435       0.77%      11.64% to  12.54%
        2002 .......   0.95% to 2.00%    171,874     8.94 to  8.99       1,544,439       0.09%     -10.59% to -10.09% (a) (b)

     Van Kampen LIT - Emerging Growth Portfolio - Class II
        2004 .......   0.95% to 2.45%    698,522     8.97 to  8.65       6,201,662       0.00%       1.79% to   1.06%
        2003 .......   0.95% to 2.10%    519,837     7.72 to  7.90       4,079,452       0.00%      11.82% to  12.75%
        2002 .......   0.95% to 2.00%     42,844     8.48 to  8.52         364,967       0.04%     -15.23% to -14.75% (a) (b)

     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
        2004 .......   0.95% to 2.15%     90,143    10.17 to 10.03         914,169       0.00%       0.22% to  -0.38%
        2003 .......   1.30% to 1.35%        503    10.03 to 10.04           5,047       0.00%       0.33% to   0.39% (a) (b)

          NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS)

                          Contract                                                    Investment
                          Expense                        Unit            Contract       Income           Total
                           Rate*         Units        Fair Value     Owner's Equity     Ratio**        Return***
                       -------------   ---------   ---------------   --------------   ----------   ----------------
     Van Kampen UIF - U.S. Real Estate Portfolio - Class II
        2004 .......   0.95% to 2.30%    138,328   $13.66 to 14.20   $    1,929,829      0.00%       6.57% to  5.91%
        2003 .......   0.95% to 1.75%      4,831    10.69 to 11.31           52,983      0.00%       6.67% to  6.89% (a) (b)

     VISION Group of Funds - Large Cap Growth Fund II
        2004 .......   0.95% to 1.65%    253,918     9.98 to  9.83        2,525,642      0.22%       3.43% to  3.10%
        2003 .......   0.95% to 1.35%    101,683     8.89 to  8.96          909,563      0.17%       7.54% to  7.96%
        2002 .......   0.95% to 1.10%     12,938     9.32 to  9.32          120,626      0.00%      -6.77% to -6.76% (a) (b)

     VISION Group of Funds - Large Cap Value Fund II
        2004 .......   0.95% to 1.65%    253,450    10.70 to 10.54        2,699,499      0.51%       1.65% to  1.34%
        2003 .......   0.95% to 1.35%    106,329     9.06 to  9.13          968,106      0.53%      14.22% to 14.68%
        2002 .......   0.95% to 1.35%     12,001     9.44 to  9.44          113,331      0.00%      -5.59% to -5.56% (a) (b)

     VISION Group of Funds - Managed Allocation Fund - Moderate Growth II
        2004 .......   0.95% to 1.85%  2,888,219    10.83 to 10.63       31,160,618      0.34%       0.59% to  0.17%
        2003 .......   0.95% to 1.55%  1,377,053     9.84 to  9.94       13,651,778      0.58%       6.69% to  7.19%
        2002 .......   0.95% to 1.35%     44,640     9.89 to  9.89          441,497      0.00%      -1.11% to -1.06% (a) (b)
                                                                     --------------

     2004 Reserves for annuity contracts in payout phase: ........          282,177
                                                                     --------------
     2004 Contract owners' equity ................................   $1,892,508,564
                                                                     ==============

     2003 Reserves for annuity contracts in payout phase: ........          344,898
                                                                     --------------
     2003 Contract owners' equity ................................   $1,590,732,625
                                                                     ==============

     2002 Reserves for annuity contracts in payout phase: ........          527,715
                                                                     --------------
     2002 Contract owners' equity ................................   $1,497,939,944
                                                                     ==============

     2001 Reserves for annuity contracts in payout phase: ........          452,593
                                                                     --------------
     2001 Contract owners' equity ................................   $1,877,930,525
                                                                     ==============

     2000 Reserves for annuity contracts in payout phase: ........          456,317
                                                                     --------------
     2000 Contract owners' equity ................................   $2,295,396,163
                                                                     ==============

* This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

--------------------------------------------------------------------------------

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                                       74

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